SEI INVESTMENTS

                          Semi-Annual Report as of November 30, 2001 (Unaudited)




                                             SEI Institutional Investments Trust



                                                                  Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                                                  Small Cap Fund

                                                          Core Fixed Income Fund

                                                       International Equity Fund

TABLE OF CONTENTS

------------------------------------------------------------

Statements of Net Assets/Schedules of Investments          1
------------------------------------------------------------
Statements of Assets and Liabilities                      47
------------------------------------------------------------
Statements of Operations                                  48
------------------------------------------------------------
Statements of Changes in Net Assets                       49
------------------------------------------------------------
Financial Highlights                                      51
------------------------------------------------------------
Notes to Financial Statements                             52
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

STATEMENT OF NET ASSETS (Unaudited)

Large Cap Fund


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.0%
AEROSPACE & DEFENSE -- 1.0%
   BF Goodrich                        16,200     $       395
   Boeing                            290,700          10,204
   Curtiss-Wright, Cl B*                 449              18
   General Dynamics                   78,750           6,548
   Hughes Electronics
     (General Motors, Cl H)*          64,300             926
   Lockheed Martin                    60,700           2,820
   Newport News Shipbuilding           5,400             365
   Northrop Grumman                   14,000           1,314
   Raytheon                           63,900           2,094
   Rockwell Collins                   96,200           1,618
   United Technologies                52,000           3,130
                                                 -----------
                                                      29,432
                                                 -----------
AIR TRANSPORTATION -- 0.3%
   AMR*                               46,600             995
   Continental Airlines, Cl B*         9,100             209
   Delta Air Lines                    65,400           1,895
   FedEx*                             52,300           2,399
   Northwest Airlines*                 6,800             122
   Skywest                             1,800              42
   Southwest Airlines                129,750           2,433
   UAL                                 9,900             167
   US Airways Group*                   7,900              59
                                                 -----------
                                                       8,321
                                                 -----------
APPAREL/TEXTILES -- 0.4%
   Cintas                            217,900           9,313
   Jones Apparel Group*                5,200             162
   Liz Claiborne                      26,400           1,319
   Mohawk Industries*                  8,300             381
   Polo Ralph Lauren*                 10,600             256
   VF                                 55,395           2,104
                                                 -----------
                                                      13,535
                                                 -----------
AUTOMOTIVE -- 0.8%
   Autoliv                            15,000             277
   Dana                              128,800           1,764
   Delphi Automotive Systems         129,000           1,770
   Ford Motor                        413,926           7,840
   General Motors                    150,288           7,469
   ITT Industries                     13,600             667
   Lear*                              10,200             364
   Paccar                             10,800             657
   Rockwell International            101,200           1,670
   SPX*                                4,700             571
   TRW                                17,600             687
   Visteon                            38,166             527
                                                 -----------
                                                      24,263
                                                 -----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
BANKS -- 7.6%
   Amsouth Bancorporation             67,400     $     1,235
   Associated Banc                    13,200             452
   Astoria Financial                  63,100           3,134
   Bancwest                           10,400             362
   Bank of America                   531,933          32,650
   Bank of New York                   78,300           3,073
   Bank One                          415,800          15,568
   Banknorth Group                    23,400             508
   BB&T                               72,300           2,469
   Charter One Financial              38,170           1,052
   City National                       8,300             361
   Comerica                           66,000           3,390
   Commerce Bancorp                    3,100             232
   Commerce Bancshares                13,755             519
   Compass Bancshares                 23,400             633
   Cullen/Frost Bankers               11,100             312
   Dime Bancorp                       14,400             497
   Fifth Third Bancorp                18,114           1,088
   First Tennessee National           21,600             777
   First Virginia Banks                9,700             463
   FirstMerit                         11,600             293
   FleetBoston Financial             185,000           6,799
   Fulton Financial                   11,100             237
   Golden State Bancorp               11,600             289
   Golden West Financial              60,600           3,133
   Greenpoint Financial              102,400           3,670
   Hibernia, Cl A                     25,400             416
   Hudson City Bancorp                10,500             260
   Huntington Bancshares              42,700             691
   JP Morgan Chase                   691,660          26,089
   Keycorp                           116,200           2,661
   M&T Bank                           14,300           1,008
   Marshall & Ilsley                  17,500           1,075
   Mellon Financial                  292,200          10,925
   Mercantile Bankshares              14,600             605
   National City                     214,300           6,000
   National Commerce Financial        35,000             840
   North Fork Bancorporation          27,600             836
   Northern Trust                    210,800          12,193
   Old National Bancorp                8,600             216
   Pacific Century Financial          12,100             305
   PNC Financial Services Group      150,434           8,718
   Popular                            22,700             651
   Provident Financial Group           3,400              77
   Regions Financial                  38,700           1,113
   Roslyn Bancorp                     15,700             276
   Sky Financial Group                11,700             229
   SouthTrust                         60,900           1,490
   Sovereign Bancorp                  42,000             464
   State Street                      379,700          19,874
   SunTrust Banks                     44,400           2,809
   Synovus Financial                   9,500             223
   TCF Financial                      12,900             593

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001   1

STATEMENT OF NET ASSETS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Trustmark                           5,200     $       125
   Union Planters                     23,600           1,024
   UnionBanCal                        86,500           3,178
   US Bancorp                        338,500           6,425
   Valley National Bancorp            11,580             365
   Wachovia                          311,800           9,650
   Washington Federal                 13,700             337
   Washington Mutual                 389,700          12,190
   Webster Financial                  11,100             339
   Wells Fargo                       362,350          15,509
   Wilmington Trust                    4,100             248
   Zions Bancorporation               15,600             753
                                                 -----------
                                                     233,976
                                                 -----------
BEAUTY PRODUCTS -- 0.7%
   Alberto-Culver, Cl B                5,500             239
   Avon Products                      39,200           1,871
   Colgate-Palmolive                  24,500           1,430
   Ecolab                              1,700              64
   Estee Lauder, Cl A                  2,100              70
   Gillette                           88,300           2,887
   International Flavors &
     Fragrances                       15,500             475
   Procter & Gamble                  178,900          13,858
                                                 -----------
                                                      20,894
                                                 -----------
BIOTECHNOLOGY -- 1.0%
   Amgen*                            103,070           6,847
   Aviron*                             1,100              41
   Biogen*                           167,600           9,873
   Celera Genomics Group - Applera*   10,300             296
   Genzyme-General Division*         101,290           5,533
   Gilead Sciences*                   58,600           4,232
   Human Genome Sciences*             69,900           2,971
                                                 -----------
                                                      29,793
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 6.1%
   Adelphia Communications, Cl A*     11,700             294
   AOL Time Warner*                  892,500          31,148
   Belo, Cl A                         12,400             222
   Cablevision Systems, Cl A*         14,900             626
   Cablevision Systems-Rainbow
     Media Group*                      5,800             120
   Charter Communications, Cl A*      21,600             332
   Clear Channel Communications*     290,200          13,561
   Comcast, Cl A*                  1,105,700          42,017
   COX Communications, Cl A*         408,060          15,894
   Dow Jones                           5,500             278
   E.W. Scripps, Cl A                  4,600             294
   Emmis Communications, Cl A*         6,200             103
   Entercom Communications*            5,100             226
   Fox Entertainment Group, Cl A*     19,100             487
   Gannett                            45,246           3,142

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Gemstar-TV Guide International*    19,500     $       541
   Hispanic Broadcasting*              6,200             136
   Insight Communications*             8,300             166
   Interpublic Group                   6,000             175
   Knight Ridder                      52,950           3,209
   Lamar Advertising*                 11,000             408
   Liberty Media, Cl A*            3,329,100          43,778
   McClatchy, Cl A                     2,900             130
   McGraw-Hill                        22,300           1,260
   Mediacom Communications*            5,600              86
   Meredith                            5,400             184
   New York Times, Cl A               27,100           1,232
   R.R. Donnelley & Sons             102,100           2,992
   Radio One, Cl D*                   12,900             203
   Readers Digest Association, Cl A   15,350             345
   Tribune                            32,300           1,166
   USA Networks*                       9,200             207
   Valassis Communications*            8,700             300
   Viacom, Cl A*                     194,100           8,488
   Viacom, Cl B*                     292,139          12,752
   Washington Post, Cl B                 600             306
   Westwood One*                      11,700             342
                                                 -----------
                                                     187,150
                                                 -----------
BUILDING & CONSTRUCTION -- 0.3%
   American Standard*                  1,700             108
   Centex                             39,900           1,803
   Clayton Homes                      15,600             222
   D.R. Horton                         9,500             266
   Lafarge North America               6,400             234
   Lennar                              8,800             327
   Martin Marietta Materials           9,400             400
   Masco                              81,000           1,695
   Pulte Homes                        64,700           2,540
   Texas Industries                   31,900           1,109
   Vulcan Materials                   14,300             661
                                                 -----------
                                                       9,365
                                                 -----------
CHEMICALS -- 1.2%
   Ashland                            82,100           3,501
   Cabot                              12,550             456
   Dow Chemical                      366,200          13,732
   E.I. du Pont de Nemours           180,400           7,999
   Eastman Chemical                   89,300           3,426
   Engelhard                          22,200             620
   Great Lakes Chemical                8,500             208
   Hercules*                          17,900             181
   Lubrizol                           78,400           2,500
   Lyondell Chemical                  76,600           1,088
   Millennium Chemicals               45,300             532
   Monsanto                            5,400             182
   OM Group                            5,000             304

--------------------------------------------------------------------------------
2   SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   PPG Industries                     28,600     $     1,538
   Rohm & Haas                        26,500             941
   Sigma-Aldrich                      13,200             564
                                                 -----------
                                                      37,772
                                                 -----------
COAL MINING -- 0.0%
   Arch Coal                           5,200             104
   Massey Energy                      12,600             224
   Peabody Energy                      1,100              29
                                                 -----------
                                                         357
                                                 -----------
COMMERCIAL SERVICES -- 1.6%
   Cendant*                          406,208           6,922
   Fluor                              13,600             515
   Harte-Hanks                         5,100             127
   Iron Mountain*                      1,600              69
   Jacobs Engineering Group*           3,900             269
   Manpower                           13,200             430
   Paychex                           807,300          28,264
   Quanta Services*                    1,800              28
   Quintiles Transnational*            9,400             156
   Robert Half International*        402,800          10,855
   Service Corporation
     International*                   52,600             309
   Servicemaster                      50,700             619
                                                 -----------
                                                      48,563
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 1.9%
   ADC Telecommunications*            91,300             405
   Advanced Fibre Communication*       7,100             138
   American Tower, Cl A*              15,700             138
   Corning                            95,900             904
   Crown Castle International*        18,100             197
   Harris                             11,200             357
   Motorola                          352,700           5,869
   Nokia Oyj ADR                   1,333,700          30,688
   PanAmSat*                           5,100             105
   Qualcomm*                         286,810          16,842
   Sycamore Networks*                 16,800              88
   TeleCorp PCS, Cl A*                 5,400              68
   Tellabs*                           68,100           1,041
   Utstarcom*                          7,300             175
                                                 -----------
                                                      57,015
                                                 -----------
COMPUTERS & SERVICES -- 4.6%
   3Com*                              43,500             195
   Apple Computer*                    59,400           1,265
   Ariba*                             20,400              87
   Autodesk                           59,900           2,228
   Ceridian*                          21,400             392
   Cisco Systems*                  1,880,008          38,427
   CMGI*                              54,600             114
   CNET Networks*                     13,400             100

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Compaq Computer                   289,500     $     2,938
   Computer Sciences*                 27,400           1,306
   Dell Computer*                    301,000           8,407
   Diebold                            13,900             539
   DoubleClick*                        3,700              34
   Earthlink*                          8,100             120
   eBay*                              77,250           5,258
   Electronic Data Systems           332,700          23,030
   EMC-Mass                          434,300           7,292
   Enterasys Networks*                21,800             216
   Gateway*                           28,800             271
   Hewlett-Packard                   325,700           7,162
   International Business Machines   177,400          20,506
   Juniper Networks*                 236,900           5,823
   Maxtor*                            20,300             120
   NCR*                               84,000           3,228
   Network Appliance*                152,900           2,359
   Palm*                              37,600             131
   Quantum-DLT & Storage*            136,300           1,295
   Riverstone Networks*               11,245             176
   RSA Security*                       3,750              59
   Sandisk*                            5,600              80
   Storage Technology*                13,900             297
   Ticketmaster, Cl B*                 4,900              79
   Unisys*                            51,000             607
   VeriSign*                         204,100           7,625
   WebMD*                             29,300             152
                                                 -----------
                                                     141,918
                                                 -----------
CONTAINERS & PACKAGING -- 0.3%
   Ball                               40,700           2,789
   Bemis                              10,400             523
   Crown Cork & Seal*                109,700             111
   Owens-Illinois*                    96,410             792
   Packaging Corporation of America*   5,400              94
   Pactiv*                            30,900             541
   Sealed Air*                           800              37
   Smurfit-Stone Container*          131,100           2,109
   Sonoco Products                    68,600           1,688
                                                 -----------
                                                       8,684
                                                 -----------
DATA PROCESSING -- 2.4%
   Acxiom*                            15,100             195
   Automatic Data Processing         225,290          12,495
   First Data                        656,000          48,046
   Fiserv*                           310,450          12,132
   Reynolds & Reynolds, Cl A          18,600             468
                                                 -----------
                                                      73,336
                                                 -----------
DRUGS -- 5.4%
   Abbott Laboratories               107,200           5,896
   Allergan                          108,740           8,209

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001   3

STATEMENT OF NET ASSETS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Bristol-Myers Squibb               98,650     $     5,303
   Cephalon*                             700              51
   Eli Lilly                          28,500           2,356
   Forest Laboratories*               40,900           2,896
   ICN Pharmaceuticals                 6,700             200
   King Pharmaceuticals*             132,126           5,264
   Merck                             271,400          18,387
   Mylan Laboratories                 13,200             455
   Pfizer                          2,052,210          88,881
   Pharmacia                         301,700          13,396
   Schering-Plough                   437,400          15,628
   Sepracor*                           2,000             100
                                                 -----------
                                                     167,022
                                                 -----------
ELECTRICAL SERVICES -- 2.6%
   AES*                              612,300          10,115
   Allegheny Energy                   21,300             742
   Allete                             11,800             279
   Alliant Energy                     16,200             455
   Ameren                             25,400           1,038
   American Electric Power           178,720           7,372
   American Power Conversion*         29,400             405
   Aquila*                             3,900              71
   Black Hills                         5,300             163
   Capstone Turbine*                   4,600              21
   Cinergy                            66,900           1,972
   CMS Energy                         22,300             514
   Conectiv                           13,300             319
   Consolidated Edison                53,400           2,062
   Constellation Energy Group         27,900             663
   Dominion Resources                 43,948           2,569
   DPL                                20,900             491
   DTE Energy                        100,574           4,154
   Duke Energy                       135,300           4,891
   Edison International*             228,200           3,446
   Energy East                        79,200           1,442
   Entergy                            32,500           1,199
   Exelon                             54,500           2,431
   FirstEnergy                        50,935           1,721
   FPL Group                          69,650           3,859
   Great Plains Energy                14,500             348
   Hubbell, Cl B                       7,000             191
   Idacorp                             4,900             183
   Kemet*                             16,600             281
   MDU Resources Group                10,800             265
   Mirant*                            20,543             501
   Molex                              17,100             491
   Niagara Mohawk Holdings*           25,500             452
   NiSource                           35,100             734
   Northeast Utilities                24,200             421
   NRG Energy*                         1,600              27
   NSTAR                              11,195             484
   OGE Energy                         17,500             383

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   PG&E*                             160,100     $     2,930
   Pinnacle West Capital              42,500           1,774
   Potomac Electric Power             17,200             363
   PPL                                24,900             886
   Progress Energy                    39,100           1,621
   Public Service Enterprise Group    87,100           3,532
   Puget Energy                       18,300             355
   Reliant Energy                     74,600           1,906
   Reliant Resources*                  8,400             137
   Scana                              16,100             435
   Southern                          120,800           2,748
   Teco Energy                        22,400             592
   TXU                                44,100           1,989
   Utilicorp United                   19,000             488
   Western Resources                  12,000             207
   Wisconsin Energy                   83,100           1,816
   XCEL Energy                        58,400           1,595
                                                 -----------
                                                      80,529
                                                 -----------
ELECTRONICS -- 1.6%
   Agilent Technologies*              52,400           1,429
   Arrow Electronics*                 62,300           1,715
   Avnet                              71,900           1,708
   AVX                                10,400             216
   Energizer Holdings*                16,800             311
   Flextronics International*        734,900          18,373
   SCI Systems*                       13,200             378
   Solectron*                      1,496,700          22,001
   Tektronix*                         15,500             348
   Thomas & Betts                     80,000           1,633
   Vishay Intertechnology*            20,400             375
                                                 -----------
                                                      48,487
                                                 -----------
ENTERTAINMENT -- 0.3%
   Brunswick                          14,950             295
   Callaway Golf                       8,300             132
   Hasbro                             25,000             411
   International Speedway, Cl A        3,500             139
   Mattel                             73,400           1,351
   Six Flags*                         17,000             243
   Walt Disney                       360,209           7,374
                                                 -----------
                                                       9,945
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.3%
   Allied Waste Industries*           13,100             155
   Republic Services*                 29,200             504
   Waste Management                  269,700           7,902
                                                 -----------
                                                       8,561
                                                 -----------

--------------------------------------------------------------------------------
4   SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 10.5%
   A.G. Edwards                       13,600     $       579
   Allied Capital                     88,900           2,248
   American Express                  208,800           6,872
   Bear Stearns                       73,300           4,215
   Charles Schwab                  1,836,400          26,371
   Citigroup                       1,834,288          87,862
   Concord EFS*                      820,840          24,592
   Countrywide Credit Industry        91,300           3,878
   Deluxe                             14,800             585
   Dun & Bradstreet*                  12,900             442
   E*trade Group*                     25,300             202
   Fannie Mae                        235,700          18,526
   Franklin Resources                163,100           5,831
   Freddie Mac                       157,610          10,429
   Goldman Sachs Group               270,000          24,003
   H&R Block                          17,500             697
   Household International           213,000          12,565
   Instinet Group*                     3,200              28
   Knight Trading Group*               5,400              63
   Legg Mason                          5,600             265
   Lehman Brothers Holdings           71,200           4,710
   MBNA                              898,900          28,981
   Merrill Lynch                     143,600           7,193
   Moody's                           241,600           8,376
   Morgan Stanley Dean Witter        554,700          30,786
   Neuberger Berman                    3,650             145
   Stilwell Financial                 35,100             833
   T. Rowe Price Group               132,600           4,203
   USA Education                      86,800           7,384
                                                 -----------
                                                     322,864
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 2.4%
   Adolph Coors, Cl B                 21,500           1,226
   Albertson's                       151,900           5,098
   American Water Works               14,800             610
   Anheuser-Busch                     86,500           3,728
   Archer-Daniels-Midland             99,270           1,528
   Brown-Forman, Cl B                  6,800             414
   Campbell Soup                      20,600             604
   Coca-Cola                          59,200           2,780
   Coca-Cola Enterprises              25,300             441
   Conagra Foods                     122,500           2,814
   Constellation Brands, Cl A*         4,600             174
   General Mills                      48,400           2,388
   H.J. Heinz                         37,300           1,422
   Hershey Foods                      13,200             864
   Hormel Foods                       11,500             288
   Kellogg                            24,200             714
   McCormick                           8,200             353
   Pepsi Bottling Group                1,700              76
   PepsiAmericas                      18,300             230
   PepsiCo                            98,000           4,766

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Philip Morris                     360,200     $    16,991
   Ralston Purina                     23,300             772
   RJ Reynolds Tobacco Holdings       34,300           1,968
   Ruddick                            43,800             681
   Safeway*                          242,700          10,815
   Sara Lee                           80,772           1,767
   Smithfield Foods*                  17,100             433
   Supervalu                         129,400           2,933
   Sysco                              32,800             807
   Tootsie Roll Industries             2,442              93
   Tyson Foods, Cl A                 243,803           2,933
   UST                                15,300             549
   Viad                               13,950             290
   Winn-Dixie Stores                  15,500             212
   Wm. Wrigley Jr.                    15,400             778
                                                 -----------
                                                      72,540
                                                 -----------
GAS/NATURAL GAS -- 1.2%
   Air Products & Chemicals           38,750           1,772
   Dynegy, Cl A                      234,600           7,120
   El Paso                           246,000          10,947
   KeySpan                            25,450             843
   Kinder Morgan                       9,700             475
   National Fuel Gas                  11,500             257
   Nicor                               8,500             331
   Praxair                            28,000           1,482
   Questar                            15,400             358
   Sempra Energy                      79,600           1,843
   Vectren                             8,900             189
   Williams                          364,400           9,737
                                                 -----------
                                                      35,354
                                                 -----------
HAND/MACHINE TOOLS -- 0.1%
   Black & Decker                     10,700             396
   Illinois Tool Works                39,500           2,423
   Snap-On                             8,300             260
   Stanley Works                      13,800             577
                                                 -----------
                                                       3,656
                                                 -----------
HOTELS & LODGING -- 0.3%
   Extended Stay America*              8,600             135
   Harrah's Entertainment*            18,300             590
   Hilton Hotels                      56,400             558
   Mandalay Resort Group*             12,700             274
   Marriott International, Cl A      125,500           4,721
   MGM Mirage*                        10,200             269
   Park Place Entertainment*          46,600             392
   Starwood Hotels & Resorts
     Worldwide                        33,800             917
                                                 -----------
                                                       7,856
                                                 -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001   5

STATEMENT OF NET ASSETS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 2.1%
   Clorox                            154,600     $     6,110
   Ethan Allen Interiors               5,600             207
   Fortune Brands                     26,000           1,021
   General Electric                1,165,660          44,878
   Leggett & Platt                   100,500           2,175
   Maytag                              4,400             127
   Newell Rubbermaid                  43,200           1,108
   Whirlpool                         108,000           7,102
                                                 -----------
                                                      62,728
                                                 -----------
INSURANCE -- 6.2%
   ACE                                81,500           3,105
   Aetna                              66,500           2,073
   Aflac                              46,300           1,269
   Alleghany*                            600             114
   Allmerica Financial                10,300             442
   Allstate                          193,500           6,625
   AMBAC Financial Group              46,860           2,628
   American Financial Group            5,700             140
   American International Group      819,119          67,495
   American National Insurance           900              71
   AON                               283,100          10,143
   Chubb                             176,200          12,345
   Cigna                             169,000          15,418
   Cincinnati Financial               23,000             888
   CNA Financial*                      4,500             126
   Conseco*                           49,200             208
   Erie Indemnity, Cl A                5,000             186
   Fidelity National Financial        17,100             388
   Hartford Financial Services Group 209,300          12,391
   HCC Insurance Holdings             10,700             292
   Humana*                            33,500             421
   Jefferson-Pilot                    26,050           1,159
   John Hancock Financial Services    52,400           2,061
   Leucadia National                   4,700             126
   Lincoln National                  270,100          12,884
   Loews                              72,368           4,113
   Markel*                             1,500             275
   Marsh & McLennan                   95,000          10,162
   MBIA                               25,250           1,286
   Mercury General                     3,200             140
   Metlife                            51,600           1,415
   MGIC Investment                    16,900             990
   Mony Group                          7,600             238
   Nationwide Financial Services,
     Cl A                              5,500             212
   Old Republic International        103,400           2,776
   PMI Group                          42,000           2,652
   Progressive                        11,200           1,641
   Protective Life                    12,400             349
   Radian Group                       13,700             525
   Reinsurance Group of America        3,700             128
   Safeco                             21,700             698

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   St. Paul                          166,300     $     7,829
   Torchmark                          29,100           1,148
   Transatlantic Holdings              3,500             315
   Unitrin                             6,700             261
   UnumProvident                      36,500             942
                                                 -----------
                                                     191,093
                                                 -----------
LEASING & RENTING -- 0.0%
   Gatx                                7,600             214
   United Rentals*                     5,200             113
                                                 -----------
                                                         327
                                                 -----------
MACHINERY -- 0.7%
   Caterpillar                        58,400           2,769
   Cummins                            61,100           2,215
   Deere                             110,100           4,403
   Dover                              32,000           1,180
   Emerson Electric                   72,900           3,941
   Ingersoll-Rand                     25,900           1,085
   Johnson Controls                   14,800           1,177
   Nacco Industries, Cl A              9,500             530
   Pall                               19,100             440
   Parker Hannifin                    19,900             817
   Pentair                             9,200             326
   Tecumseh Products, Cl A            38,600           1,800
   Teleflex                            5,000             212
   Thermo Electron*                   30,850             669
                                                 -----------
                                                      21,564
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 5.1%
   AmerisourceBergen                   6,090             362
   Apogent Technologies*              10,800             264
   Bausch & Lomb                      60,650           2,017
   Baxter International                8,300             432
   Beckman Coulter                    36,800           1,542
   Becton Dickinson                   43,900           1,487
   Boston Scientific*                368,578           9,804
   C.R. Bard                           8,100             511
   Cardinal Health                   429,100          29,316
   Cerner*                               500              26
   Dentsply International              2,800             130
   HCA                               240,100           9,314
   Health Management
     Associates, Cl A*                23,200             453
   Health Net*                        14,900             298
   Healthsouth*                       66,300             976
   Henry Schein*                       5,000             201
   Hillenbrand Industries              7,700             405
   IMS Health                        604,500          12,380
   Johnson & Johnson                 474,250          27,625
   McKesson                          121,600           4,532
   Medtronic                         777,000          36,737

--------------------------------------------------------------------------------
6   SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Omnicare                           13,800     $       295
   St. Jude Medical*                   1,400             104
   Tenet Healthcare*                 206,000          12,360
   Triad Hospitals*                    8,900             247
   Trigon Healthcare*                  5,800             375
   UnitedHealth Group                 11,800             843
   Universal Health Services, Cl B*    3,500             147
   Viasys Healthcare*                  4,539              81
   Wellpoint Health Networks*         36,500           4,303
   Zimmer Holdings*                   11,885             383
                                                 -----------
                                                     157,950
                                                 -----------
METALS & MINING -- 0.2%
   Alcoa                             135,300           5,223
   Homestake Mining                   25,300             200
   Newmont Mining                     16,600             326
   Phelps Dodge                       13,300             477
   Precision Castparts                 8,700             224
   Timken                             51,900             736
                                                 -----------
                                                       7,186
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 1.7%
   Cooper Industries                  15,800             645
   Crane                               7,800             185
   Danaher                             2,400             141
   Eaton                               7,000             487
   FMC*                               11,700             626
   Honeywell International           239,100           7,924
   Textron                            20,400             809
   Tyco International                717,500          42,189
                                                 -----------
                                                      53,006
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.3%
   Avery Dennison                      9,200             497
   HON Industries                      8,800             225
   Minnesota Mining & Manufacturing   45,100           5,168
   Pitney Bowes                       37,600           1,560
   Steelcase, Cl A                     9,300             132
   Xerox                             119,900           1,007
                                                 -----------
                                                       8,589
                                                 -----------
PAINT & RELATED PRODUCTS -- 0.1%
   Sherwin-Williams                  117,800           3,297
   Valspar                            10,400             411
                                                 -----------
                                                       3,708
                                                 -----------
PAPER & PAPER PRODUCTS -- 1.0%
   Boise Cascade                       8,600             275
   Bowater                             8,100             389
   Georgia-Pacific Group              38,418           1,232

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   International Paper               143,900     $     5,749
   Kimberly-Clark                    208,668          12,138
   Mead                               16,850             521
   Temple-Inland                       7,500             429
   Westvaco                           78,400           2,243
   Weyerhaeuser                      138,050           7,296
   Willamette Industries              16,200             782
                                                 -----------
                                                      31,054
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 4.6%
   Amerada Hess                       89,800           5,217
   Apache                             15,600             717
   Burlington Resources               21,600             759
   ChevronTexaco                     249,561          21,215
   Conoco                            253,250           6,931
   Devon Energy                       20,300             698
   Diamond Offshore Drilling           3,800             105
   Ensco International                 5,000             101
   EOG Resources                       4,900             171
   Equitable Resources                11,100             361
   Exxon Mobil                     1,253,106          46,866
   Forest Oil*                         3,700              96
   Global Industries*                 11,400              73
   GlobalSantaFe                       3,325              81
   Grant Prideco*                     14,900             132
   Helmerich & Payne                   8,200             231
   Kerr-McGee                         16,900             888
   Murphy Oil                            900              65
   Newfield Exploration*                 700              22
   Noble Affiliates                    9,600             314
   Noble Drilling*                   219,000           6,461
   Occidental Petroleum              346,528           8,663
   Ocean Energy                       11,800             209
   Phillips Petroleum                346,580          19,280
   Pioneer Natural Resources*         19,200             322
   Pogo Producing                      8,300             196
   Pride International*               10,600             136
   Rowan*                              3,300              54
   Schlumberger                      104,500           5,017
   Sunoco                             13,500             494
   Tidewater                           5,400             154
   Transocean Sedco Forex            156,300           4,423
   Ultramar Diamond Shamrock          95,500           4,584
   Unocal                             41,400           1,362
   USX-Marathon Group                 99,400           2,724
   Valero Energy                      10,400             364
   Varco International*                3,700              52
   Weatherford International*          5,000             167
                                                 -----------
                                                     139,705
                                                 -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001   7

STATEMENT OF NET ASSETS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak                     122,400     $     3,705
                                                 -----------
RAILROADS -- 0.6%
   Burlington Northern Santa Fe      209,800           6,149
   CSX                               125,174           4,681
   Norfolk Southern                  254,500           4,935
   Union Pacific                      68,500           3,771
                                                 -----------
                                                      19,536
                                                 -----------
REAL ESTATE -- 0.0%
   Catellus Development*              14,700             262
   Security Capital Group, Cl B*      15,100             321
                                                 -----------
                                                         583
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
   AMB Property                        9,500             242
   Apartment Investment &
     Management, Cl A                 13,400             596
   Archstone-Smith Trust              20,500             537
   Arden Realty                        7,400             191
   AvalonBay Communities              11,500             556
   Boston Properties                  11,500             428
   CarrAmerica Realty                 12,500             361
   Crescent Real Estate Equity        13,400             233
   Duke Realty                        25,500             626
   Equity Office Properties Trust     73,005           2,176
   Equity Residential Properties
     Trust                            48,300           1,398
   General Growth Properties          10,100             401
   Health Care Property Investors     11,900             442
   Hospitality Properties Trust       12,200             335
   Host Marriott                      34,800             293
   iStar Financial                    14,100             358
   Kimco Realty                       11,500             570
   Liberty Property Trust             10,100             293
   Mack-Cali Realty                   11,000             322
   New Plan Excel Realty Trust        10,900             205
   Plum Creek Timber                  20,786             590
   Prologis Trust                     24,000             527
   Public Storage                     14,500             493
   Rouse                               8,200             240
   Simon Property Group               21,300             615
   Vornado Realty Trust               11,100             436
                                                 -----------
                                                      13,464
                                                 -----------
RETAIL -- 6.8%
   Autonation*                        44,200             489
   Autozone*                           8,600             579
   Barnes & Noble*                     6,800             210
   Bed Bath & Beyond*                145,910           4,738
   Big Lots*                          16,900             159
   Blockbuster, Cl A                   6,300             166
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Borders Group*                     13,700     $       264
   Brinker International*             13,650             382
   Circuit City Stores                33,300             584
   Costco Wholesale*                 572,500          23,404
   CVS                                 8,000             216
   Darden Restaurants                107,300           3,298
   Federated Department Stores*      137,600           5,091
   Foot Locker*                       24,900             402
   Home Depot                      1,146,557          53,498
   JC Penney                          44,800           1,135
   K Mart*                            83,500             509
   Kohl's*                           502,910          34,122
   Limited                            58,200             810
   May Department Stores             137,032           4,911
   McDonald's                        222,200           5,964
   Neiman-Marcus Group, Cl A*          5,100             150
   Nike, Cl B                         12,100             641
   Nordstrom                          16,800             318
   Office Depot*                      50,800             820
   Outback Steakhouse*                10,400             324
   Payless Shoesource*                 4,400             243
   RadioShack                        412,600          11,949
   Reebok International*               8,500             198
   Rite Aid*                       1,139,000           5,342
   Ross Stores                        15,500             437
   Saks*                              21,500             176
   Sears Roebuck                     209,700           9,544
   Staples*                           18,500             326
   Talbots                               400              13
   Target                             68,300           2,564
   Toys "R" Us*                       33,800             727
   Tricon Global Restaurants*         24,950           1,184
   Wal-Mart Stores                   238,800          13,170
   Walgreen                          554,530          18,300
   Wendy's International              15,200             432
                                                 -----------
                                                     207,789
                                                 -----------
RETIREMENT/AGED CARE -- 0.0%
   Manor Care*                        17,500             409
                                                 -----------
RUBBER-TIRES -- 0.1%
   Cooper Tire & Rubber               70,430           1,044
   Goodyear Tire & Rubber             99,200           2,222
                                                 -----------
                                                       3,266
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.2%
   Advanced Micro Devices*            16,500             224
   Altera*                           558,200          12,705
   Amkor Technology*                   5,200              81
   Applied Materials*                279,320          11,100
   Applied Micro Circuits*           211,700           2,885
   Atmel*                             34,600             285
   Cirrus Logic*                       2,000              27

--------------------------------------------------------------------------------
8   SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Conexant Systems*                  24,900     $       371
   Cypress Semiconductor*              7,700             177
   Intel                           1,622,250          52,983
   JDS Uniphase*                     335,700           3,384
   LSI Logic*                         36,800             598
   Micron Technology*                498,400          13,537
   National Semiconductor*            19,300             581
                                                 -----------
                                                      98,938
                                                 -----------
SOFTWARE -- 3.8%
   BEA Systems*                      101,900           1,711
   BMC Software*                      13,900             233
   Check Point Software
     Technologies*                    80,600           3,091
   Computer Associates International  77,800           2,588
   Compuware*                         27,000             302
   DST Systems*                      165,300           7,885
   Intuit*                             9,100             399
   Microsoft*                      1,149,860          73,833
   Network Associates*                 9,600             220
   Siebel Systems*                   199,000           4,448
   Sungard Data Systems*             227,500           6,384
   Sybase*                             2,600              37
   Tibco Software*                     1,300              16
   Veritas Software*                 403,900          15,708
   Vignette*                          23,000             124
                                                 -----------
                                                     116,979
                                                 -----------
STEEL & STEEL WORKS -- 0.0%
   AK Steel Holding                   13,700             145
   Allegheny Technologies             11,700             181
   Nucor                              13,200             653
   USX-U.S. Steel Group               16,700             282
                                                 -----------
                                                       1,261
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 5.0%
   Allegiance Telecom*                 4,800              38
   Alltel                            117,500           7,647
   Amdocs*                           106,300           3,515
   AT&T                            1,099,650          19,233
   AT&T Wireless Services*         1,075,600          15,026
   BellSouth                         350,186          13,482
   Broadwing*                         38,100             363
   CenturyTel                         24,000             811
   Citizens Communications*           26,600             260
   Level 3 Communications*            34,700             194
   Lucent Technologies               583,900           4,274
   McLeodUSA, Cl A*                   92,300              52
   Metromedia Fiber Network, Cl A*    87,200              49
   NTL*                               29,800              55
   Oni Systems*                        6,000              43
   Openwave Systems*                  17,000             186

--------------------------------------------------------------------------------
                           Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Qwest Communications
     International                   573,055       $   6,819
   SBC Communications                547,700          20,473
   Sprint-FON Group                  235,300           5,127
   Sprint-PCS Group*                 208,700           5,207
   Telephone & Data Systems            3,950             356
   US Cellular*                        1,900              84
   Verizon Communications            529,352          24,880
   Vodafone Group ADR                473,600          12,001
   Williams Communications Group*     88,653             216
   WorldCom-MCI Group                 14,544             191
   WorldCom-WorldCom Group*          840,300          12,218
                                                 -----------
                                                     152,800
                                                 -----------
TRUCKING -- 0.8%
   CNF                                10,200             259
   Expeditors International
     Washington                      194,100           9,707
   Navistar International*            44,900           1,643
   United Parcel Service, Cl B       207,400          11,660
   Yellow*                            62,700           1,533
                                                 -----------
                                                      24,802
                                                 -----------
WHOLESALE -- 0.3%
   Fastenal                           62,200           3,750
   Genuine Parts                      78,500           2,646
   Ingram Micro, Cl A*                86,000           1,324
   Tech Data*                         35,900           1,645
   W.W. Grainger                      12,800             599
                                                 -----------
                                                       9,964
                                                 -----------
Total Common Stock
   (Cost $2,864,955)                               3,011,594
                                                 -----------
U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bills (A)
     1.758%, 02/28/02                 $4,325           4,307
                                                 -----------
Total U.S. Treasury Obligation
   (Cost $4,297)                                       4,307
                                                 -----------
RIGHTS -- 0.0%
   Wachovia*                          36,900              18
                                                 -----------
Total Rights
   (Cost $0)                                              18
                                                 -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001   9

STATEMENT OF NET ASSETS (Unaudited)

Large Cap Fund (Concluded)

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.7%
   Morgan Stanley Dean Witter
     2.070%, dated 11/30/01, matures
     12/03/01, repurchase price
     $20,750,553 (collateralized by
     U.S. Treasury obligations, total
     market value: $21,274,207)      $20,747      $   20,747
                                                  ----------
Total Repurchase Agreement
   (Cost $20,747)                                     20,747
                                                  ----------
Total Investments -- 98.8%
   (Cost $2,889,999)                               3,036,666
                                                   ---------
Other Assets and Liabilities, Net -- 1.2%             35,619
                                                  ----------

NET ASSETS:
Fund Shares
   (unlimited authorization -- no par value)
   based on 209,780,808 outstanding shares of
   beneficial interest                             3,380,325
Undistributed net investment income                    5,762
Accumulated net realized loss on investments        (460,629)
Net unrealized appreciation on futures                   160
Net unrealized appreciation on investments           146,667
                                                  ----------
Total Net Assets -- 100.0%                        $3,072,285
                                                  ==========
Net asset value, offering and redemption
   price per share -- Class A                         $14.65
                                                  ==========

*   Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Yields shown are effective yields at time of purchase.
ADR -- American Depositary Receipt
Cl  -- Class
 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
10  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

Large Cap Value Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.2%
AEROSPACE & DEFENSE -- 1.9%
   BF Goodrich                         3,600       $      88
   Boeing                             67,800           2,380
   Curtiss-Wright, Cl B*                  85               3
   General Dynamics                   18,600           1,547
   Hughes Electronics
     (General Motors, Cl H)*          13,000             187
   Lockheed Martin                    12,700             590
   Newport News Shipbuilding             700              47
   Northrop Grumman                    2,900             272
   Raytheon                           12,300             403
   Rockwell Collins                   19,000             320
   United Technologies                11,300             680
                                                   ---------
                                                       6,517
                                                   ---------
AIR TRANSPORTATION -- 0.6%
   AMR*                               12,300             263
   Continental Airlines, Cl B*         2,300              53
   Delta Air Lines                    18,300             530
   FedEx*                             10,500             482
   Northwest Airlines*                 1,400              25
   Skywest                               700              16
   Southwest Airlines                 27,900             523
   UAL                                 2,400              41
   US Airways Group*                   2,700              20
                                                   ---------
                                                       1,953
                                                   ---------
APPAREL/TEXTILES -- 0.3%
   Jones Apparel Group*                1,000              31
   Liz Claiborne                       8,500             425
   Mohawk Industries*                  1,600              73
   Polo Ralph Lauren*                  2,100              51
   VF                                 13,200             501
                                                   ---------
                                                       1,081
                                                   ---------
AUTOMOTIVE -- 1.6%
   Autoliv                             3,000              55
   Dana                               27,800             381
   Delphi Automotive Systems          32,500             446
   Ford Motor                         92,022           1,743
   General Motors                     32,200           1,600
   ITT Industries                      3,100             152
   Lear*                              10,300             368
   Paccar                              2,500             152
   Rockwell International             19,300             319
   SPX*                                1,000             122
   TRW                                 4,100             160
   Visteon                             7,252             100
                                                   ---------
                                                       5,598
                                                   ---------
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
BANKS -- 12.1%
   Amsouth Bancorporation             12,600       $     231
   Associated Banc                     2,200              75
   Astoria Financial                  13,900             690
   Bancwest                            2,100              73
   Bank of America                   126,900           7,789
   Bank of New York                   16,000             628
   Bank One                           72,600           2,718
   Banknorth Group                     5,600             122
   BB&T                               15,900             543
   Charter One Financial               8,150             224
   City National                       1,600              70
   Comerica                           14,100             724
   Commerce Bancorp                      900              67
   Commerce Bancshares                 2,625              99
   Compass Bancshares                  5,300             143
   Cullen/Frost Bankers                2,100              59
   Dime Bancorp                        3,200             110
   Fifth Third Bancorp                 4,138             249
   First Tennessee National            4,300             155
   First Virginia Banks                1,400              67
   FirstMerit                          2,200              56
   FleetBoston Financial              39,300           1,444
   Fulton Financial                    2,400              51
   Golden State Bancorp                2,600              65
   Golden West Financial              15,900             822
   Greenpoint Financial               22,200             796
   Hibernia, Cl A                      4,900              80
   Hudson City Bancorp                   900              22
   Huntington Bancshares              10,000             162
   JP Morgan Chase                    77,590           2,927
   Keycorp                            25,800             591
   M&T Bank                            2,800             197
   Marshall & Ilsley                   4,100             252
   Mellon Financial                   69,200           2,587
   Mercantile Bankshares               3,000             124
   National City                      46,200           1,294
   National Commerce Financial         7,500             180
   North Fork Bancorporation           5,600             170
   Northern Trust                      3,800             220
   Old National Bancorp                1,700              43
   Pacific Century Financial           3,400              86
   Peoples Bank Bridgeport               300               6
   PNC Financial Services Group       36,800           2,133
   Popular                             4,500             129
   Provident Financial Group             700              16
   Regions Financial                   8,800             253
   Roslyn Bancorp                      3,600              63
   Sky Financial Group                 2,400              47
   SouthTrust                         15,500             379
   Sovereign Bancorp                   9,300             103
   State Street                        6,400             335
   SunTrust Banks                      9,300             588
   Synovus Financial                   2,400              56

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  11

STATEMENT OF NET ASSETS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   TCF Financial                       3,000       $     138
   Trustmark                           1,100              27
   Union Planters                      5,300             230
   UnionBanCal                        19,000             698
   US Bancorp                         70,900           1,346
   Valley National Bancorp             2,365              75
   Wachovia                           73,600           2,278
   Washington Federal                  2,400              59
   Washington Mutual                  85,900           2,687
   Webster Financial                   2,200              67
   Wells Fargo                        80,900           3,462
   Wilmington Trust                      800              48
   Zions Bancorporation                3,600             174
                                                   ---------
                                                      42,402
                                                   ---------
BEAUTY PRODUCTS -- 1.3%
   Alberto-Culver, Cl B                1,100              48
   Avon Products                       7,900             377
   Colgate-Palmolive                   5,100             298
   Ecolab                                700              26
   Estee Lauder, Cl A                    500              17
   Gillette                           18,500             605
   International Flavors &
     Fragrances                        2,600              80
   Procter & Gamble                   38,000           2,943
                                                   ---------
                                                       4,394
                                                   ---------
BIOTECHNOLOGY -- 0.7%
   Aviron*                               200               7
   Biogen*                            41,800           2,463
   Celera Genomics Group - Applera*    2,100              60
                                                   ---------
                                                       2,530
                                                   ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.2%
   Adelphia Communications, Cl A*      2,300              58
   Belo, Cl A                          2,300              41
   Cablevision Systems, Cl A*          3,400             143
   Cablevision Systems-Rainbow
     Media Group*                      1,050              22
   Charter Communications, Cl A*       3,500              54
   Clear Channel Communications*       9,900             463
   Comcast, Cl A*                     62,400           2,371
   COX Communications, Cl A*           7,200             280
   Dow Jones                           1,100              56
   E.W. Scripps, Cl A                    900              57
   Emmis Communications, Cl A*         1,400              23
   Entercom Communications*            1,050              46
   Fox Entertainment Group, Cl A*      4,200             107
   Gannett                            10,300             715
   Gemstar-TV Guide International*     3,600             100
   Hearst-Argyle Television*             400               8
   Hispanic Broadcasting*              1,700              37
   Insight Communications*             1,500              30

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Interpublic Group                   2,768       $      81
   Knight Ridder                      11,400             691
   Lamar Advertising*                  2,400              89
   Liberty Media, Cl A*              189,100           2,487
   McClatchy, Cl A                       600              27
   McGraw-Hill                         4,700             266
   Mediacom Communications*            1,100              17
   Meredith                            1,100              37
   New York Times, Cl A                5,700             259
   R.R. Donnelley & Sons              22,100             647
   Radio One, Cl D*                    2,800              44
   Readers Digest Association, Cl A    3,100              70
   Tribune                             7,200             260
   USA Networks*                       2,300              52
   Valassis Communications*            1,900              66
   Viacom, Cl B*                      27,123           1,184
   Washington Post, Cl B                 100              51
   Westwood One*                       2,600              76
                                                   ---------
                                                      11,015
                                                   ---------
BUILDING & CONSTRUCTION -- 0.6%
   American Standard*                    300              19
   Centex                              9,700             438
   Clayton Homes                       3,000              43
   D.R. Horton                         2,200              62
   Lafarge North America               1,400              51
   Lennar                              1,600              60
   Martin Marietta Materials           2,000              85
   Masco                              17,100             358
   Pulte Homes                        14,800             581
   Texas Industries                    5,500             191
   Vulcan Materials                    2,900             134
                                                   ---------
                                                       2,022
                                                   ---------
CHEMICALS -- 2.5%
   Ashland                            21,000             896
   Cabot                               8,600             312
   Dow Chemical                       87,600           3,285
   E.I. du Pont de Nemours            38,000           1,685
   Eastman Chemical                   25,100             963
   Engelhard                           4,400             123
   Great Lakes Chemical                1,700              42
   Hercules*                           3,400              34
   Lubrizol                           17,200             548
   Lyondell Chemical                   3,500              50
   Millennium Chemicals               10,000             117
   Monsanto                            1,100              37
   OM Group                            1,000              61
   PPG Industries                      6,300             339
   Rohm & Haas                         5,400             192
   Sigma-Aldrich                       3,000             128
                                                   ---------
                                                       8,812
                                                   ---------

--------------------------------------------------------------------------------
12  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COAL MINING -- 0.0%
   Arch Coal                           1,000       $      20
   Massey Energy                       2,900              51
   Peabody Energy                        100               3
                                                   ---------
                                                          74
                                                   ---------
COMMERCIAL SERVICES -- 0.6%
   Cendant*                           98,887           1,685
   Fluor                               2,700             102
   Harte-Hanks                         1,000              25
   Iron Mountain*                        700              30
   Jacobs Engineering Group*             800              55
   Manpower                            2,800              91
   Quanta Services*                      700              11
   Quintiles Transnational*            2,400              40
   Service Corporation International* 10,400              61
   Servicemaster                       9,900             121
                                                   ---------
                                                       2,221
                                                   ---------
COMMUNICATIONS EQUIPMENT -- 0.6%
   ADC Telecommunications*            20,400              91
   Advanced Fibre Communication*       1,700              33
   American Tower, Cl A*               2,900              26
   Corning                            18,800             177
   Crown Castle International*         3,400              37
   Harris                              2,200              70
   Motorola                           74,300           1,236
   PanAmSat*                           1,100              23
   Polycom*                              200               7
   Sycamore Networks*                  3,700              19
   TeleCorp PCS, Cl A*                 1,500              19
   Tellabs*                           17,700             271
   Utstarcom*                          1,600              38
                                                   ---------
                                                       2,047
                                                   ---------
COMPUTERS & SERVICES -- 3.2%
   3Com*                               8,400              38
   Apple Computer*                    15,000             319
   Ariba*                              4,800              20
   Autodesk                           14,400             536
   Ceridian*                           4,100              75
   CMGI*                              10,100              21
   CNET Networks*                      2,500              19
   Compaq Computer                    61,000             619
   Computer Sciences*                  5,600             267
   Diebold                             2,600             101
   DoubleClick*                          400               4
   Earthlink*                          1,400              21
   Electronic Data Systems            24,800           1,717
   Enterasys Networks*                 4,200              42
   Gateway*                            5,300              50
   Hewlett-Packard                    72,100           1,585

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   International Business Machines    40,100       $   4,635
   Maxtor*                             4,100              24
   NCR*                               16,300             626
   Palm*                               6,600              23
   Quantum-DLT & Storage*              8,500              81
   Riverstone Networks*                2,052              32
   RSA Security*                         950              15
   Sandisk*                            1,400              20
   Storage Technology*                 2,600              55
   Ticketmaster, Cl B*                   900              14
   Unisys*                            10,300             123
   WebMD*                              6,100              32
                                                   ---------
                                                      11,114
                                                   ---------
CONTAINERS & PACKAGING -- 0.6%
   Ball                                9,800             672
   Bemis                               2,000             101
   Crown Cork & Seal*                 10,100              10
   Owens-Illinois*                    31,800             261
   Packaging Corporation of America*   1,100              19
   Pactiv*                             6,000             105
   Sealed Air*                           200               9
   Smurfit-Stone Container*           33,200             534
   Sonoco Products                    14,800             364
                                                   ---------
                                                       2,075
                                                   ---------
DATA PROCESSING -- 0.0%
   Acxiom*                             3,000              39
   Reynolds & Reynolds, Cl A           3,300              83
                                                   ---------
                                                         122
                                                   ---------
DRUGS -- 2.6%
   Abbott Laboratories                22,600           1,243
   Bristol-Myers Squibb               21,100           1,134
   Cephalon*                             300              22
   Eli Lilly                           6,200             513
   ICN Pharmaceuticals                 1,600              48
   Merck                              42,900           2,906
   Mylan Laboratories                  2,900             100
   Pfizer                              6,400             277
   Pharmacia                           4,900             218
   Schering-Plough                    76,300           2,726
   Sepracor*                             400              20
                                                   ---------
                                                       9,207
                                                   ---------
ELECTRICAL SERVICES -- 4.5%
   Allegheny Energy                    4,200             146
   Allete                              3,100              73
   Alliant Energy                      2,300              65
   Ameren                              5,400             221
   American Electric Power            45,260           1,867
   American Power Conversion*          6,000              83

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  13

STATEMENT OF NET ASSETS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Aquila*                               700       $      13
   Black Hills                         1,100              34
   Capstone Turbine*                   1,200               6
   Cinergy                            16,300             481
   CMS Energy                          5,300             122
   Conectiv                            2,600              62
   Consolidated Edison                17,300             668
   Constellation Energy Group          6,000             142
   Dominion Resources                  9,022             527
   DPL                                 4,100              96
   DTE Energy                         20,736             856
   Duke Energy                        29,300           1,059
   Edison International*              38,500             581
   Energy East                        14,700             268
   Entergy                             7,400             273
   Exelon                             11,300             504
   FirstEnergy                        10,952             370
   FPL Group                          16,500             914
   Great Plains Energy                 2,800              67
   Hubbell, Cl B                       1,500              41
   Idacorp                             1,000              37
   Kemet*                              3,500              59
   MDU Resources Group                 2,000              49
   Mirant*                             4,076              99
   Molex                               3,900             112
   Niagara Mohawk Holdings*            5,700             101
   NiSource                            7,000             146
   Northeast Utilities                 4,400              77
   NRG Energy*                           700              12
   NSTAR                               1,500              65
   OGE Energy                          2,100              46
   PG&E*                              37,600             688
   Pinnacle West Capital              12,000             501
   Potomac Electric Power              4,200              89
   PPL                                 5,000             178
   Progress Energy                     8,300             344
   Public Service Enterprise Group    22,000             892
   Puget Energy                        3,900              76
   Reliant Energy                     20,400             521
   Reliant Resources*                  1,400              23
   Scana                               3,200              86
   Southern                           24,200             551
   Teco Energy                         5,600             148
   TXU                                 9,700             437
   Utilicorp United                    4,300             111
   Western Resources                   3,400              59
   Wisconsin Energy                   15,000             328
   XCEL Energy                        13,100             358
                                                   ---------
                                                      15,732
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
ELECTRONICS -- 0.6%
   Agilent Technologies*              10,800       $     295
   Arrow Electronics*                 21,600             594
   Avnet                              18,900             449
   AVX                                 2,000              42
   Energizer Holdings*                 2,700              50
   SCI Systems*                        2,400              69
   Solectron*                         20,900             307
   Tektronix*                          3,200              72
   Thomas & Betts                     10,500             214
   Vishay Intertechnology*             4,300              79
                                                   ---------
                                                       2,171
                                                   ---------
ENTERTAINMENT -- 0.6%
   Brunswick                           3,600              71
   Callaway Golf                       2,200              35
   Hasbro                              5,400              89
   International Speedway, Cl A        1,000              39
   Mattel                             15,200             280
   Six Flags*                          3,200              46
   Walt Disney                        75,374           1,543
                                                   ---------
                                                       2,103
                                                   ---------
ENVIRONMENTAL SERVICES -- 0.6%
   Allied Waste Industries*            3,200              38
   Republic Services*                  6,300             109
   Waste Management                   62,700           1,837
                                                   ---------
                                                       1,984
                                                   ---------
FINANCIAL SERVICES -- 9.8%
   A.G. Edwards                        3,100             132
   Allied Capital                     20,300             513
   American Express                   45,000           1,481
   Bear Stearns                       16,100             926
   Citigroup                         232,169          11,121
   Countrywide Credit Industry        20,800             884
   Deluxe                              2,800             111
   Dun & Bradstreet*                   2,600              89
   E*trade Group*                      4,800              38
   Fannie Mae                         51,600           4,056
   Franklin Resources                 40,000           1,430
   Freddie Mac                        21,620           1,431
   Goldman Sachs Group                 8,000             711
   H&R Block                           3,800             151
   Household International            49,100           2,896
   Instinet Group*                     1,400              12
   John Nuveen, Cl A                     150               7
   Knight Trading Group*               1,600              19
   Lehman Brothers Holdings           15,600           1,032
   Merrill Lynch                      30,200           1,513

--------------------------------------------------------------------------------
14  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Moody's                             1,000       $      35
   Morgan Stanley Dean Witter         64,750           3,594
   Neuberger Berman                    1,000              39
   Stilwell Financial                  7,800             185
   T. Rowe Price Group                 4,100             130
   USA Education                      21,800           1,854
                                                   ---------
                                                      34,390
                                                   ---------
FOOD, BEVERAGE & TOBACCO -- 3.9%
   Adolph Coors, Cl B                  4,700             268
   Albertson's                        35,400           1,188
   American Water Works                3,100             128
   Anheuser-Busch                     18,600             802
   Archer-Daniels-Midland             20,325             313
   Brown-Forman, Cl B                  1,100              67
   Campbell Soup                       4,600             135
   Coca-Cola                          12,400             582
   Coca-Cola Enterprises               5,400              94
   Conagra Foods                      48,000           1,103
   Constellation Brands, Cl A*           900              34
   General Mills                      10,000             494
   H.J. Heinz                          8,300             316
   Hershey Foods                       2,900             190
   Hormel Foods                        2,300              58
   Kellogg                             5,600             165
   McCormick                           1,800              77
   Pepsi Bottling Group                  300              13
   PepsiAmericas                       3,600              45
   PepsiCo                            20,660           1,005
   Philip Morris                      75,700           3,571
   Ralston Purina                      5,100             169
   RJ Reynolds Tobacco Holdings        7,200             413
   Ruddick                            14,300             222
   Sara Lee                           16,781             367
   Smithfield Foods*                   3,300              84
   Supervalu                          36,768             834
   Sysco                               8,300             204
   Tootsie Roll Industries               509              19
   Tyson Foods, Cl A                  34,804             419
   UST                                 3,100             111
   Viad                                3,000              62
   Winn-Dixie Stores                   2,700              37
   Wm. Wrigley Jr.                     3,400             172
                                                   ---------
                                                      13,761
                                                   ---------
GAS/NATURAL GAS -- 1.9%
   Air Products & Chemicals            8,500             389
   Dynegy, Cl A                          600              18
   El Paso                            59,700           2,657
   KeySpan                             5,200             172
   Kinder Morgan                       2,100             103
   National Fuel Gas                   2,200              49

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Nicor                               1,200       $      47
   Praxair                             5,700             302
   Questar                             3,100              72
   Sempra Energy                      17,700             410
   Vectren                             1,800              38
   Williams                           84,700           2,263
                                                   ---------
                                                       6,520
                                                   ---------
HAND/MACHINE TOOLS -- 0.2%
   Black & Decker                      2,200              82
   Illinois Tool Works                 8,300             509
   Snap-On                             1,700              53
   Stanley Works                       3,000             125
                                                   ---------
                                                         769
                                                   ---------
HOTELS & LODGING -- 0.3%
   Extended Stay America*              1,600              25
   Harrah's Entertainment*             3,900             126
   Hilton Hotels                      12,900             128
   Mandalay Resort Group*              2,500              54
   Marriott International, Cl A        5,900             222
   MGM Mirage*                         2,500              66
   Park Place Entertainment*           9,600              80
   Starwood Hotels & Resorts
     Worldwide                         6,900             187
                                                   ---------
                                                         888
                                                   ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.0%
   Clorox                             38,100           1,506
   Ethan Allen Interiors               1,300              48
   Fortune Brands                      5,200             204
   Leggett & Platt                    26,200             567
   Maytag                              1,300              38
   Newell Rubbermaid                   9,600             246
   Whirlpool                          13,300             874
                                                   ---------
                                                       3,483
                                                   ---------
INSURANCE -- 9.3%
   21st Century Insurance Group          600              11
   ACE                                19,800             754
   Aetna                              13,800             430
   Aflac                               9,800             268
   Alleghany*                            100              19
   Allmerica Financial                 2,200              94
   Allstate                           43,600           1,493
   AMBAC Financial Group               9,800             550
   American Financial Group            1,100              27
   American International Group       25,476           2,099
   American National Insurance           200              16
   AON                                65,400           2,343
   Chubb                              42,900           3,006
   Cigna                              41,600           3,795

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  15

STATEMENT OF NET ASSETS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cincinnati Financial                5,300       $     205
   CNA Financial*                      1,200              34
   Conseco*                            9,400              40
   Erie Indemnity, Cl A                1,100              41
   Fidelity National Financial         3,190              72
   Hartford Financial Services Group  50,600           2,996
   HCC Insurance Holdings              2,100              57
   Humana*                             6,500              82
   Jefferson-Pilot                     5,850             260
   John Hancock Financial Services    11,300             445
   Leucadia National                     900              24
   Liberty Financial                     500              17
   Lincoln National                   67,900           3,239
   Loews                              17,300             983
   Markel*                               300              55
   Marsh & McLennan                   23,200           2,482
   MBIA                                5,600             285
   Mercury General                       700              31
   Metlife                            11,200             307
   MGIC Investment                     3,600             211
   Mony Group                          1,500              47
   Nationwide Financial Services,
     Cl A                              1,100              42
   Old Republic International         26,300             706
   PMI Group                          11,900             751
   Progressive                         2,200             322
   Protective Life                     2,400              67
   Radian Group                        2,700             103
   Reinsurance Group of America          700              24
   Safeco                              5,000             161
   St. Paul                           47,000           2,213
   Torchmark                          22,000             868
   Transatlantic Holdings                600              54
   Unitrin                             1,300              51
   UnumProvident                       7,600             196
                                                   ---------
                                                      32,376
                                                   ---------
LEASING & RENTING -- 0.0%
   Gatx                                1,600              45
   United Rentals*                     1,400              31
                                                   ---------
                                                          76
                                                   ---------
MACHINERY -- 1.4%
   Caterpillar                        12,600             598
   Cummins                            14,900             540
   Deere                              26,200           1,048
   Dover                               7,100             262
   Emerson Electric                   15,700             849
   Ingersoll-Rand                      5,500             230
   Johnson Controls                    3,300             262
   Pall                                3,400              78
   Parker Hannifin                     4,500             185
   Pentair                             1,800              64

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Tecumseh Products, Cl A             8,900       $     415
   Teleflex                            1,400              59
   Thermo Electron*                    6,600             143
                                                   ---------
                                                       4,733
                                                   ---------
MEDICAL PRODUCTS & SERVICES -- 3.2%
   AmerisourceBergen                   1,184              71
   Apogent Technologies*               2,100              51
   Bausch & Lomb                      14,500             482
   Baxter International                2,600             135
   Beckman Coulter                    10,600             444
   Becton Dickinson                    9,100             308
   Boston Scientific*                 97,814           2,602
   C.R. Bard                           1,700             107
   Cerner*                               200              11
   Dentsply International                800              37
   HCA                                54,200           2,102
   Health Management Associates,
     Cl A*                             5,400             105
   Health Net*                         3,700              74
   Healthsouth*                       13,900             205
   Henry Schein*                       1,200              48
   Hillenbrand Industries              1,400              74
   Johnson & Johnson                  24,894           1,450
   McKesson                            8,700             324
   Omnicare                            3,000              64
   St. Jude Medical*                     300              22
   Tenet Healthcare*                  31,900           1,914
   Triad Hospitals*                    2,000              56
   Trigon Healthcare*                  1,300              84
   UnitedHealth Group                  2,400             172
   Universal Health Services, Cl B*      900              38
   Viasys Healthcare*                    964              17
   Wellpoint Health Networks*          1,700             201
   Zimmer Holdings*                    2,730              88
                                                   ---------
                                                      11,286
                                                   ---------
METALS & MINING -- 0.5%
   Alcoa                              27,900           1,077
   Homestake Mining                    6,300              50
   Newmont Mining                      4,100              81
   Phelps Dodge                        2,600              93
   Precision Castparts                 2,200              57
   Timken                             17,600             249
                                                   ---------
                                                       1,607
                                                   ---------
MISCELLANEOUS MANUFACTURING -- 1.4%
   Cooper Industries                   3,200             131
   Crane                               2,100              50
   Danaher                               700              41
   Eaton                               1,700             118
   FMC*                                4,000             214

--------------------------------------------------------------------------------
16  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Honeywell International            54,700       $   1,813
   Textron                             4,200             166
   Tyco International                 42,700           2,511
                                                   ---------
                                                       5,044
                                                   ---------
OFFICE/BUSINESS EQUIPMENT -- 0.5%
   Avery Dennison                      2,200             119
   HON Industries                      1,700              43
   Minnesota Mining & Manufacturing    9,400           1,077
   Pitney Bowes                        8,100             336
   Steelcase, Cl A                     2,000              28
   Xerox                              25,200             212
                                                   ---------
                                                       1,815
                                                   ---------
PAINT & RELATED PRODUCTS -- 0.1%
   Sherwin-Williams                    5,100             143
   Valspar                             1,900              75
                                                   ---------
                                                         218
                                                   ---------
PAPER & PAPER PRODUCTS -- 2.1%
   Boise Cascade                       1,900              61
   Bowater                             1,800              87
   Georgia-Pacific Group               7,956             255
   International Paper                36,268           1,449
   Kimberly-Clark                     49,700           2,891
   Mead                                3,400             105
   Temple-Inland                       1,500              86
   Westvaco                           17,600             503
   Weyerhaeuser                       33,100           1,749
   Willamette Industries               3,100             150
                                                   ---------
                                                       7,336
                                                   ---------
PETROLEUM & FUEL PRODUCTS -- 8.2%
   Amerada Hess                       21,000           1,220
   Apache                              3,100             143
   Burlington Resources                5,000             176
   ChevronTexaco                      55,629           4,729
   Conoco                             56,000           1,533
   Devon Energy                        4,000             138
   Diamond Offshore Drilling             700              19
   Ensco International                 1,500              30
   EOG Resources                       1,100              38
   Equitable Resources                 2,000              65
   Exxon Mobil                       265,100           9,915
   Forest Oil*                           700              18
   Global Industries*                  2,300              15
   GlobalSantaFe                         998              24
   Grant Prideco*                      3,300              29
   Helmerich & Payne                   1,500              42
   Kerr-McGee                          3,600             189
   Murphy Oil                            400              29
   Newfield Exploration*                 400              12

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Noble Affiliates                    2,200       $      72
   Noble Drilling*                       600              18
   Occidental Petroleum               77,900           1,947
   Ocean Energy                        3,000              53
   Phillips Petroleum                 81,880           4,555
   Pioneer Natural Resources*          3,700              62
   Pogo Producing                      1,500              35
   Pride International*                2,000              26
   Rowan*                                600              10
   Schlumberger                       26,200           1,258
   Sunoco                              2,600              95
   Tidewater                             900              26
   Ultramar Diamond Shamrock          20,700             994
   Unocal                              9,300             306
   USX-Marathon Group                 25,200             690
   Valero Energy                       2,300              81
   Varco International*                  700              10
   Weatherford International*          1,000              33
                                                   ---------
                                                      28,635
                                                   ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.2%
   Eastman Kodak                      25,500             772
                                                   ---------
RAILROADS -- 1.3%
   Burlington Northern Santa Fe       47,300           1,386
   CSX                                27,400           1,025
   Norfolk Southern                   64,700           1,255
   Union Pacific                      17,600             969
                                                   ---------
                                                       4,635
                                                   ---------
REAL ESTATE -- 0.0%
   Catellus Development*               2,700              48
   Security Capital Group, Cl B*       2,900              62
   St. Joe                               600              16
                                                   ---------
                                                         126
                                                   ---------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
   AMB Property                        1,800              46
   Apartment Investment &
     Management, Cl A                  2,400             107
   Archstone-Smith Trust               5,100             133
   Arden Realty                        2,600              67
   AvalonBay Communities               2,200             106
   Boston Properties                   2,200              82
   CarrAmerica Realty                  2,400              69
   Crescent Real Estate Equity         4,200              73
   Duke Realty                         3,900              96
   Equity Office Properties Trust     15,642             466
   Equity Residential Properties
     Trust                             9,800             284
   General Growth Properties           1,900              75
   Health Care Property Investors      2,200              82
   Hospitality Properties Trust        2,900              80

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  17

STATEMENT OF NET ASSETS (Unaudited)

Large Cap Value Fund (Concluded)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Host Marriott                       8,500       $      72
   iStar Financial                     2,700              68
   Kimco Realty                        2,200             109
   Liberty Property Trust              2,000              58
   Mack-Cali Realty                    2,100              62
   New Plan Excel Realty Trust         2,300              43
   Plum Creek Timber                   4,903             139
   Prologis Trust                      3,700              81
   Public Storage                      2,800              95
   Rouse                               1,600              47
   Simon Property Group                5,200             150
   Vornado Realty Trust                2,100              83
                                                   ---------
                                                       2,773
                                                   ---------
RETAIL -- 3.0%
   Autonation*                         8,600              95
   Autozone*                           1,900             128
   Barnes & Noble*                     1,300              40
   Big Lots*                           3,100              29
   Blockbuster, Cl A                   1,100              29
   Borders Group*                      3,100              60
   Brinker International*              3,100              87
   Circuit City Stores                 6,700             118
   Costco Wholesale*                  14,400             589
   CVS                                 2,600              70
   Darden Restaurants                 29,400             904
   Federated Department Stores*       32,500           1,203
   Foot Locker*                        4,300              69
   JC Penney                           9,500             241
   K Mart*                            17,200             105
   Limited                            13,100             182
   May Department Stores              30,700           1,100
   McDonald's                         46,700           1,253
   Neiman-Marcus Group, Cl A*          1,000              29
   Nike, Cl B                          2,400             127
   Nordstrom                           3,300              62
   Office Depot*                      10,400             168
   Outback Steakhouse*                 2,400              75
   Payless Shoesource*                   900              50
   Reebok International*               2,000              47
   Rite Aid*                           4,600              22
   Ross Stores                         3,100              87
   Saks*                               3,600              30
   Sears Roebuck                      49,100           2,235
   Staples*                            4,400              77
   Talbots                               300              10
   Target                             14,600             548
   Toys "R" Us*                        7,500             161
   Tricon Global Restaurants*          5,100             242
   Weis Markets                          400              11
   Wendy's International               2,900              82
                                                   ---------
                                                      10,365
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
RETIREMENT/AGED CARE -- 0.0%
   Manor Care*                         3,800       $      89
                                                   ---------
RUBBER-TIRES -- 0.3%
   Cooper Tire & Rubber               15,900             236
   Goodyear Tire & Rubber             31,500             705
                                                   ---------
                                                         941
                                                   ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.3%
   Advanced Micro Devices*             3,000              41
   Amkor Technology*                   1,600              25
   Atmel*                              7,200              59
   Cirrus Logic*                         700               9
   Conexant Systems*                   5,400              80
   Cypress Semiconductor*              1,900              44
   Integrated Device Technology*         300               9
   JDS Uniphase*                      23,700             239
   LSI Logic*                          7,700             125
   Micron Technology*                  9,900             269
   National Semiconductor*             3,900             117
   Vitesse Semiconductor*                800              10
                                                   ---------
                                                       1,027
                                                   ---------
SOFTWARE -- 0.2%
   BMC Software*                       2,500              42
   Computer Associates International  16,800             559
   Compuware*                          6,200              69
   DST Systems*                          400              19
   Intuit*                             1,800              79
   Network Associates*                 2,300              53
   Sybase*                             1,000              15
   Vignette*                           5,800              31
                                                   ---------
                                                         867
                                                   ---------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding                    2,600              28
   Allegheny Technologies              2,600              40
   Nucor                               2,900             143
   USX-U.S. Steel Group                3,500              59
                                                   ---------
                                                         270
                                                   ---------
TELEPHONES & TELECOMMUNICATIONS -- 7.7%
   Allegiance Telecom*                   900               7
   Alltel                             27,900           1,816
   AT&T                              248,635           4,349
   BellSouth                          75,600           2,911
   Broadwing*                          7,300              69
   CenturyTel                          4,800             162
   Citizens Communications*            5,400              53
   Level 3 Communications*             7,400              41
   Lucent Technologies               123,000             900

--------------------------------------------------------------------------------
18  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   McLeodUSA, Cl A*                   19,300        $     11
   NTL*                                6,200              11
   Oni Systems*                        1,400              10
   Openwave Systems*                   3,100              34
   Qwest Communications
     International                   138,833           1,652
   SBC Communications                117,212           4,381
   Sprint-FON Group                   51,900           1,131
   Telephone & Data Systems              900              81
   US Cellular*                          500              22
   Verizon Communications            111,006           5,217
   Vodafone Group ADR                 50,100           1,270
   Williams Communications Group*     17,149              42
   WorldCom-MCI Group                  3,568              47
   WorldCom-WorldCom Group*          194,610           2,830
                                                    --------
                                                      27,047
                                                    --------
TRUCKING -- 0.3%
   CNF                                 2,000              51
   Navistar International*            10,400             380
   United Parcel Service, Cl B         1,700              96
   Yellow*                            20,200             494
                                                    --------
                                                       1,021
                                                    --------
WHOLESALE -- 0.5%
   Genuine Parts                      27,800             937
   Ingram Micro, Cl A*                25,300             389
   Tech Data*                          8,600             394
   W.W. Grainger                       2,600             123
                                                    --------
                                                       1,843
                                                    --------
Total Common Stock
   (Cost $335,973)                                   339,887
                                                    --------
RIGHTS -- 0.0%
   Wachovia*                           6,900               3
                                                    --------
Total Rights
   (Cost $0)                                               3
                                                    --------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills (A)
     1.758%, 02/28/02                   $950             946
                                                    --------
Total U.S. Treasury Obligation
   (Cost $944)                                           946
                                                    --------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.5%
   Morgan Stanley Dean Witter
     2.040%, dated 11/30/01, matures
     12/03/01, repurchase price
     $8,899,223 (collateralized by
     U.S. Treasury obligations, total
     market value: $9,075,655)        $8,897        $  8,897
                                                    --------
Total Repurchase Agreement
   (Cost $8,897)                                       8,897
                                                    --------
Total Investments -- 100.0%
   (Cost $345,814)                                   349,733
                                                    --------
Other Assets and Liabilities, Net -- 0.0%                (99)
                                                    --------

NET ASSETS:
Fund Shares
   (unlimited authorization -- no par value)
   based on 33,886,573 outstanding shares of
   beneficial interest                               347,975
Undistributed net investment income                    1,027
Accumulated net realized loss on investments         (3,419)
Net unrealized appreciation on futures                   132
Net unrealized appreciation on investments             3,919
                                                    --------
Total Net Assets -- 100.0%                          $349,634
                                                    ========
Net asset value, offering and redemption
   price per share -- Class A                         $10.32
                                                    =======

*   Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Yields shown are effective yields at time of purchase.
ADR -- American Depositary Receipt
Cl  -- Class
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  19

STATEMENT OF NET ASSETS (Unaudited)

Large Cap Growth Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 100.2%
APPAREL/TEXTILES -- 0.6%
   Cintas                             38,400       $   1,641
                                                   ---------
BANKS -- 3.1%
   Bank One                           18,200             682
   JP Morgan Chase                    58,700           2,214
   Northern Trust                     40,090           2,319
   State Street                       59,000           3,088
                                                   ---------
                                                       8,303
                                                   ---------
BIOTECHNOLOGY -- 1.3%
   Amgen*                             19,400           1,289
   Genzyme-General Division*          18,800           1,027
   Gilead Sciences*                   10,900             787
   Human Genome Sciences*             12,000             510
                                                   ---------
                                                       3,613
                                                   ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 9.0%
   AOL Time Warner*                  158,000           5,514
   Clear Channel Communications*      40,000           1,869
   Comcast, Cl A*                    141,700           5,385
   COX Communications, Cl A*          63,800           2,485
   Liberty Media, Cl A*              449,000           5,904
   Viacom, Cl A*                      35,000           1,531
   Viacom, Cl B*                      29,600           1,292
                                                   ---------
                                                      23,980
                                                   ---------
COMMERCIAL SERVICES -- 2.4%
   Paychex                           139,400           4,880
   Robert Half International*         60,000           1,617
                                                   ---------
                                                       6,497
                                                   ---------
COMMUNICATIONS EQUIPMENT -- 3.3%
   Nokia Oyj ADR                     236,900           5,451
   Qualcomm*                          59,600           3,500
                                                   ---------
                                                       8,951
                                                   ---------
COMPUTERS & SERVICES -- 6.1%
   Cisco Systems*                    335,800           6,864
   Dell Computer*                     51,800           1,447
   eBay*                              14,400             980
   Electronic Data Systems            42,000           2,907
   EMC-Mass                           75,700           1,271
   Juniper Networks*                  40,500             996
   Network Appliance*                 28,400             438
   VeriSign*                          37,000           1,382
                                                   ---------
                                                      16,285
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
DATA PROCESSING -- 4.9%
   Automatic Data Processing          39,880       $   2,212
   First Data                        120,100           8,796
   Fiserv*                            54,850           2,143
                                                   ---------
                                                      13,151
                                                   ---------
DRUGS -- 8.6%
   Allergan                           21,440           1,619
   Forest Laboratories*                7,400             524
   King Pharmaceuticals*              24,633             981
   Merck                              12,000             813
   Pfizer                            355,770          15,408
   Pharmacia                          53,500           2,376
   Schering-Plough                    34,200           1,222
                                                   ---------
                                                      22,943
                                                   ---------
ELECTRICAL SERVICES -- 0.7%
   AES*                              105,400           1,741
                                                   ---------
ELECTRONICS -- 2.6%
   Flextronics International*        131,300           3,283
   Solectron*                        246,600           3,625
                                                   ---------
                                                       6,908
                                                   ---------
FINANCIAL SERVICES -- 11.0%
   Capital One Financial              12,000             600
   Charles Schwab                    318,800           4,578
   Citigroup                         133,801           6,409
   Concord EFS*                      153,180           4,589
   Freddie Mac                        12,060             798
   Goldman Sachs Group                40,950           3,641
   MBNA                              127,700           4,117
   Moody's                            45,000           1,560
   Morgan Stanley Dean Witter         47,600           2,642
   T. Rowe Price Group                17,800             564
                                                   ---------
                                                      29,498
                                                   ---------
FOOD, BEVERAGE & TOBACCO -- 0.7%
   Safeway*                           45,000           2,005
                                                   ---------
GAS/NATURAL GAS -- 0.5%
   Dynegy, Cl A                       41,100           1,247
                                                   ---------
HOTELS & LODGING -- 0.4%
   Marriott International, Cl A       25,000             941
                                                   ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 3.0%
   General Electric                  208,580           8,030
                                                   ---------

--------------------------------------------------------------------------------
20  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
INSURANCE -- 3.8%
   American International Group      122,160       $  10,066
                                                   ---------
MEDICAL PRODUCTS & SERVICES -- 7.4%
   Cardinal Health                    75,850           5,182
   IMS Health                        106,300           2,177
   Johnson & Johnson                  63,600           3,705
   McKesson                           14,800             552
   Medtronic                         143,300           6,775
   Tenet Healthcare*                  13,100             786
   Wellpoint Health Networks*          4,800             566
                                                   ---------
                                                      19,743
                                                   ---------
MISCELLANEOUS MANUFACTURING -- 2.2%
   Tyco International                 98,100           5,768
                                                   ---------
PETROLEUM & FUEL PRODUCTS -- 0.7%
   Noble Drilling*                    40,000           1,180
   Transocean Sedco Forex             27,200             770
                                                   ---------
                                                       1,950
                                                   ---------
RETAIL -- 10.6%
   Bed Bath & Beyond*                 27,300             886
   Costco Wholesale*                  88,800           3,630
   Home Depot                        201,600           9,407
   Kohl's*                            89,370           6,064
   RadioShack                         70,000           2,027
   Rite Aid*                         225,000           1,055
   Wal-Mart Stores                    39,600           2,184
   Walgreen                           96,300           3,178
                                                   ---------
                                                      28,431
                                                   ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 6.3%
   Altera*                            99,100           2,255
   Applied Materials*                 51,800           2,059
   Applied Micro Circuits*            35,900             489
   Intel                             286,400           9,354
   JDS Uniphase*                      39,400             397
   Micron Technology*                 81,000           2,200
                                                   ---------
                                                      16,754
                                                   ---------
SOFTWARE -- 7.4%
   BEA Systems*                       27,000             453
   Check Point Software
     Technologies*                    13,400             514
   DST Systems*                       29,000           1,383
   Microsoft*                        202,300          12,990
   Siebel Systems*                    33,800             756
   Sungard Data Systems*              40,300           1,131
   Veritas Software*                  69,400           2,699
                                                   ---------
                                                      19,926
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 2.0%
   Amdocs*                            18,600       $     615
   AT&T Wireless Services*           184,000           2,570
   Sprint-PCS Group*                  40,000             998
   Vodafone Group ADR                 43,600           1,105
                                                   ---------
                                                       5,288
                                                   ---------
TRUCKING -- 1.4%
   Expeditors International
     Washington                       35,000           1,750
   United Parcel Service, Cl B        35,000           1,968
                                                   ---------
                                                       3,718
                                                   ---------
WHOLESALE -- 0.2%
   Fastenal                           10,600             639
                                                   ---------
Total Common Stock
   (Cost $286,944)                                   268,017
                                                   ---------
U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bills (A)
     2.179%, 02/28/02                 $1,000             996
                                                   ---------
Total U.S. Treasury Obligation
   (Cost $993)                                           996
                                                   ---------
REPURCHASE AGREEMENT -- 1.7%
   JPMorgan Chase
     2.070%, dated 11/30/01, matures
     12/03/01, repurchase price
     $4,706,595 (collateralized by
     U.S. Treasury obligations, total
     market value: $4,807,115)         4,706           4,706
                                                   ---------
Total Repurchase Agreement
   (Cost $4,706)                                       4,706
                                                   ---------
Total Investments -- 102.3%
   (Cost $292,643)                                   273,719
                                                   ---------
Other Assets and Liabilities, Net -- (2.3)%           (6,189)
                                                   ---------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  21

STATEMENT OF NET ASSETS (Unaudited)

Large Cap Growth Fund (Concluded)

--------------------------------------------------------------------------------
                                                       Value
                                               ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares
   (unlimited authorization -- no par value)
   based on 44,166,539 outstanding shares of
   beneficial interest                             $ 386,781
Undistributed net investment income                      122
Accumulated net realized loss on investments        (100,439)
Net unrealized depreciation on futures                   (10)
Net unrealized depreciation on investments           (18,924)
                                                   ---------
Total Net Assets -- 100.0%                         $ 267,530
                                                   =========
Net asset value, offering and redemption
   price per share -- Class A                          $6.06
                                                   =========

*   Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Yields shown are effective yields at time of purchase.
ADR -- American Depositary Receipt
Cl  -- Class
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
22  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

Small Cap Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.0%
AEROSPACE & DEFENSE -- 0.7%
   Alliant Techsystems*               32,900     $     2,593
   Curtiss-Wright, Cl B*               2,000              80
   DRS Technologies*                  42,800           1,427
   ESCO Technologies*                 32,300             964
   Esterline Technologies*             4,000              60
   Kaman, Cl A                        39,100             572
   Orbital Sciences*                 182,300             713
   Teledyne Technologies*             75,600           1,111
                                                 -----------
                                                       7,520
                                                 -----------
AGRICULTURE -- 0.2%
   Delta & Pine Land                  55,100           1,169
   IMC Global                         57,100             671
                                                 -----------
                                                       1,840
                                                 -----------
AIR TRANSPORTATION -- 0.5%
   Atlantic Coast Airlines Holdings*  29,500             611
   Atlas Air Worldwide Holdings*      32,000             498
   EGL*                              149,975           2,260
   Hawaiian Airlines*                648,900           1,622
                                                 -----------
                                                       4,991
                                                 -----------
APPAREL/TEXTILES -- 2.0%
   Coach*                             90,300           2,980
   Columbia Sportswear*               36,000           1,151
   Dal-Tile International*            83,000           1,785
   G&K Services, Cl A                 65,200           2,025
   Kellwood                          232,500           5,145
   Phillips-Van Heusen                37,900             417
   Polo Ralph Lauren*                219,447           5,293
   R.G. Barry                         23,100             112
   Tommy Hilfiger*                    58,700             787
   Unifi*                            307,000           1,980
                                                 -----------
                                                      21,675
                                                 -----------
AUTOMOTIVE -- 2.4%
   A.O. Smith                         28,100             502
   Arctic Cat                         98,900           1,635
   ArvinMeritor                      140,200           2,531
   BorgWarner                        109,000           5,014
   Clarcor                           149,500           4,016
   Group 1 Automotive*                38,300           1,194
   Harsco                             37,200           1,242
   JLG Industries                     63,200             603
   Modine Manufacturing               78,700           1,693
   O'Reilly Automotive*              147,700           4,939
   Superior Industries
     International                    48,000           1,874
   Winnebago Industries               34,500           1,163
                                                 -----------
                                                      26,406
                                                 -----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
BANKS -- 4.5%
   BankAtlantic Bancorp, Cl A        142,600     $     1,141
   Banknorth Group                    33,169             720
   Boston Private Financial
     Holdings                          9,900             201
   Colonial Bancgroup                 92,200           1,222
   Commercial Federal                 87,225           2,219
   Community First Bankshares         85,400           2,096
   Cullen/Frost Bankers               59,300           1,669
   Downey Financial                   27,700             992
   First Citizens Bancshares, Cl A     6,300             583
   Firstfed Financial*                45,400           1,087
   Flagstar Bancorp                   56,800           1,248
   Fulton Financial                   58,200           1,245
   Hudson United Bancorp              96,460           2,556
   Independence Community Bank       159,400           3,779
   IndyMac Bancorp*                  134,400           3,050
   MAF Bancorp                        27,100             787
   Nara Bancorp*                      12,850             210
   New York Community Bancorp        181,350           4,153
   OceanFirst Financial               30,900             755
   Pacific Century Financial         143,955           3,628
   Roslyn Bancorp                     92,850           1,632
   Seacoast Financial Services        50,800             818
   Silicon Valley Bancshares*         20,400             515
   Southwest Bancorp of Texas*        11,400             311
   Staten Island Bancorp             158,000           2,338
   Sterling Bancshares                50,700             590
   UCBH Holdings                      87,800           2,458
   UMB Financial                      25,100           1,057
   Washington Federal                 31,700             779
   Webster Financial                  41,500           1,267
   Westamerica Bancorporation         58,100           2,265
   Wilmington Trust                   30,500           1,848
                                                 -----------
                                                      49,219
                                                 -----------
BEAUTY PRODUCTS -- 0.2%
   Alberto-Culver, Cl B               34,630           1,507
   Dial                                6,200             109
   Playtex Products*                  65,100             649
                                                 -----------
                                                       2,265
                                                 -----------
BIOTECHNOLOGY -- 2.4%
   Cambrex                            40,500           1,575
   Celera Genomics Group - Applera*   14,500             417
   Cell Genesys*                     175,500           4,012
   Charles River Laboratories
     International*                   44,900           1,488
   Digene*                            13,800             439
   Exact Sciences*                   102,100             925
   Gene Logic*                        79,900           1,466
   Genencor International*            47,500             807
   Incyte Genomics*                  118,600           2,256

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  23

STATEMENT OF NET ASSETS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   InterMune*                          8,000     $       374
   Neose Technologies*                57,500           1,723
   Paradigm Genetics*              1,058,900           5,189
   Pharmaceutical Product
     Development*                     25,700             620
   Protein Design Labs*               50,450           1,901
   Sangamo Biosciences*               29,200             234
   Third Wave Technologies*          296,100           2,336
                                                 -----------
                                                      25,762
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.0%
   American Greetings, Cl A          193,550           2,526
   Banta                              41,900           1,206
   Bowne                             154,750           2,007
   Consolidated Graphics*             37,800             686
   Courier                            40,687           1,216
   COX Radio, Cl A*                   42,750             995
   Entercom Communications*           17,650             781
   Foundry Networks*                  98,000             980
   Getty Images*                     112,400           2,231
   Hispanic Broadcasting*            113,550           2,481
   Hollinger International           272,175           2,953
   Meredith                            2,100              72
   Penton Media                      140,300             883
   R.H. Donnelley*                    42,700           1,193
   Spanish Broadcasting System*      167,700           1,461
                                                 -----------
                                                      21,671
                                                 -----------
BUILDING & CONSTRUCTION -- 2.4%
   Butler Manufacturing               19,000             499
   Centex Construction Products       95,200           2,832
   Chemed                             28,400             881
   Elcor                              94,300           2,330
   EMCOR Group*                       89,400           4,063
   Fleetwood Enterprises             116,600           1,463
   Genlyte Group*                     85,500           2,394
   LSI Industries                     29,900             755
   M/I Schottenstein Homes            22,300             914
   MDC Holdings                       35,300           1,263
   Mobile Mini*                       38,005           1,216
   Nortek*                            24,200             507
   Ryland Group                       28,200           1,694
   Simpson Manufacturing*             18,200             945
   Standard-Pacific                   34,700             736
   Texas Industries                   55,400           1,925
   York International                 33,900           1,237
                                                 -----------
                                                      25,654
                                                 -----------
CHEMICALS -- 2.3%
   Albemarle                          47,000           1,047
   American Pacific*                  96,000             706
   Arch Chemicals                     59,000           1,286
   Calgon Carbon                      51,300             451

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CFC International*                 12,800     $        54
   Chemfirst                           3,000              71
   Cytec Industries*                 227,075           5,811
   Ethyl*                             85,800              72
   H.B. Fuller                        74,200           2,216
   Millennium Chemicals              169,700           1,992
   Minerals Technologies             107,400           4,801
   Nova Chemicals                    111,900           2,091
   Olin                               66,900           1,105
   Symyx Technologies*               130,400           2,086
   Wellman                            59,900             820
                                                 -----------
                                                      24,609
                                                 -----------
COAL MINING -- 0.1%
   Arch Coal                          39,300             785
   Fording*                           13,400             213
                                                 -----------
                                                         998
                                                 -----------
COMMERCIAL SERVICES -- 1.9%
   ABM Industries                     42,100           1,271
   Advisory Board*                       650              17
   Advo*                              78,300           2,991
   AMN Healthcare Services*           14,250             371
   Career Education*                 116,100           3,631
   CDI*                               19,800             347
   Coinstar*                          97,415           2,321
   Education Management*               6,000             221
   Employee Solutions*                 1,312              --
   FTI Consulting*                    37,200           1,216
   Insurance Auto Auctions*           74,750           1,088
   Maximus*                           75,400           2,948
   Modis Professional Services*      124,500             716
   PDI*                               10,600             195
   Princeton Review*                 299,800           2,006
   Quanta Services*                    2,000              31
   Stewart Enterprises, Cl A*        123,500             766
   Sylvan Learning Systems*           49,600             979
                                                 -----------
                                                      21,115
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 3.5%
   Allen Telecom*                     95,000             841
   Anaren Microwave*                  44,050             721
   Andrew*                           203,000           4,265
   Arris Group*                      103,700             840
   Belden                             63,525           1,378
   Checkpoint Systems*                76,000             803
   Davox*                             93,300             840
   DMC Stratex Networks*             166,900           1,163
   Elastic Networks*                 373,700             250
   General Cable                      72,400             869
   Gentner Communications*           135,600           2,477
   Harman International Industries   133,460           5,695

--------------------------------------------------------------------------------
24  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Harris                            152,400     $     4,862
   Inter-Tel                          55,400           1,006
   Metawave Communications*          213,200             463
   Polycom*                          223,400           7,714
   Powerwave Technologies*            62,550           1,054
   Sirenza Microdevices*              57,400             308
   Sonus Networks*                   362,900           1,749
   Spectralink*                        8,400             140
   Viasat*                            75,700           1,076
                                                 -----------
                                                      38,514
                                                 -----------
COMPUTERS & SERVICES -- 6.6%
   Aeroflex*                          24,500             397
   Agile Software*                   119,200           1,572
   Auspex Systems*                   271,300             386
   Avocent*                          108,900           2,599
   Brady, Cl A                        77,775           2,485
   CACI International, Cl A*          60,745           4,493
   Carreker*                         153,500           1,021
   CNET Networks*                     66,300             497
   Comdisco                          249,000              92
   Corillian*                        711,400           1,857
   Digimarc*                         610,700           9,771
   Digital Insight*                  329,000           5,669
   Earthlink*                         68,250           1,010
   Electronics for Imaging*           73,600           1,615
   Emulex*                            10,000             326
   Entrust*                           21,100             169
   Expedia, Cl A*                     37,900           1,358
   Freemarkets*                       41,300             816
   Genuity, Cl A*                    576,500           1,009
   Gtech Holdings*                    70,500           3,165
   Handspring*                         9,800              69
   Immersion*                        495,600           2,230
   Inktomi*                           63,000             314
   InterVoice-Brite*                 106,700           1,506
   Iomega*                            39,320             267
   Ixia*                              32,050             416
   Keynote Systems*                   55,000             431
   Kronos*                            33,900           1,461
   LivePerson*                       688,800             248
   M-Systems Flash Disk Pioneers*     30,500             305
   Maxtor*                           357,200           2,107
   Mcafee.com*                         7,480             178
   McData, Cl B*                      48,100           1,212
   Numerical Technologies*           101,760           2,709
   Optimal Robotics, Cl A*            44,440           1,169
   Overture Services*                120,400           3,076
   Paxar*                            131,150           1,562
   Perot Systems, Cl A*               75,900           1,393
   Quantum-DLT & Storage*            233,100           2,214
   Radiant Systems*                   67,300             620
   Read-Rite*                         58,250             390

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Research In Motion*                60,550     $     1,319
   Simplex Solutions*                 11,300             204
   Stellent*                          22,550             531
   Storage Technology*                65,400           1,396
   SYKES Enterprises*                 69,000             722
   Symbol Technologies                17,000             283
   Unisys*                            73,600             876
   Visionics*                         99,400           1,262
   Websense*                          58,390           1,554
                                                 -----------
                                                      72,331
                                                 -----------
CONTAINERS & PACKAGING -- 0.3%
   Ball                                8,000             548
   Packaging Corporation of
     America*                        182,000           3,185
                                                 -----------
                                                       3,733
                                                 -----------
DATA PROCESSING -- 0.6%
   eFunds*                            11,500             173
   Global Payments                    20,550             686
   Intercept Group*                  164,595           5,333
                                                 -----------
                                                       6,192
                                                 -----------
DRUGS -- 3.9%
   Aerogen*                          420,600           1,380
   Alkermes*                         248,600           6,061
   Alpharma, Cl A                     55,800           1,338
   Atherogenics*                     309,100           1,351
   Atrix Labs*                        56,800           1,420
   Barr Laboratories*                 65,600           4,792
   Celgene*                           96,400           3,363
   Diagnostic Products               127,305           5,526
   Dusa Pharmaceuticals*              98,200             796
   Emisphere Technologies*            40,200           1,146
   First Horizon Pharmaceutical*     209,500           5,127
   ICN Pharmaceuticals                42,000           1,251
   KV Pharmaceutical, Cl A*           11,800             302
   Medicis Pharmaceutical, Cl A*      15,450             913
   Parexel International*             22,900             321
   Pharmaceutical Resources*          30,820           1,063
   Pharmacopeia*                     122,200           1,813
   Taro Pharmaceuticals
     Industries*                      56,550           2,043
   Viropharma*                       124,900           2,680
                                                 -----------
                                                      42,686
                                                 -----------
ELECTRICAL SERVICES -- 1.4%
   Active Power*                     130,800             779
   Allete                             76,400           1,808
   Cleco                               3,200              64
   Constellation Energy Group         15,300             363
   Covanta Energy*                    31,900             343
   El Paso Electric*                 273,500           3,750
   Littelfuse*                        69,900           1,726

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  25

STATEMENT OF NET ASSETS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Magnetek*                          71,700     $       652
   Montana Power*                     99,500             475
   OGE Energy                         31,900             698
   Public Service Company of
     New Mexico                       42,500           1,105
   RGS Energy Group                   33,400           1,280
   Sierra Pacific Resources           79,400           1,175
   UIL Holdings                       13,900             691
                                                 -----------
                                                      14,909
                                                 -----------
ELECTRONICS -- 1.5%
   Avnet                              50,372           1,196
   Barnes Group                       33,300             726
   Carlisle                           65,700           2,205
   Engineered Support Systems         49,600           2,106
   Flir Systems*                     159,100           6,388
   Insteel Industries*                33,500              20
   Merix*                             41,750             780
   Methode Electronics, Cl A          68,200             552
   Park Electrochemical               67,500           1,704
   Vishay Intertechnology*            20,944             385
                                                 -----------
                                                      16,062
                                                 -----------
ENTERTAINMENT -- 1.8%
   Action Performance*                21,200             701
   Alloy*                             57,100             942
   Callaway Golf                     191,950           3,062
   Direct Focus*                      54,600           1,527
   Gaylord Entertainment*            107,500           2,517
   Macrovision*                       74,300           2,577
   Pinnacle Entertainment*            72,600             506
   Shuffle Master*                    75,587           1,361
   Six Flags*                         70,200           1,005
   Speedway Motorsports*             190,500           4,427
   World Wrestling Federation
     Entertainment*                   44,500             572
                                                 -----------
                                                      19,197
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.6%
   Sevenson Environmental Services    10,710             110
   Stericycle*                        88,415           4,896
   Waste Connections*                 43,440           1,269
                                                 -----------
                                                       6,275
                                                 -----------
FINANCIAL SERVICES -- 2.5%
   Affiliated Managers Group*         36,500           2,477
   American Home Mortgage Holdings    90,100           1,302
   Blackrock*                         18,500             718
   Capital Southwest                  22,300           1,413
   Doral Financial                    41,300           1,339
   Financial Federal*                109,650           3,104
   Finova Group*                      72,000              43

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Friedman Billings Ramsey
     Group, Cl A*                    336,300     $     1,513
   Instinet Group*                    69,500             608
   Investment Technology Group*       33,750           1,941
   John Nuveen, Cl A                  20,650           1,022
   Metris                            295,650           6,135
   Student Loan                       13,900           1,065
   Waddell & Reed Financial, Cl A    153,520           4,147
                                                 -----------
                                                      26,827
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 2.4%
   Constellation Brands, Cl A*       134,230           5,087
   Corn Products International        47,600           1,549
   Dole Food                          54,400           1,281
   Fleming                            42,100           1,090
   PepsiAmericas                      66,900             841
   Pilgrims Pride, Cl A                8,950              88
   Pilgrims Pride, Cl B               27,800             393
   Ralcorp Holdings*                  91,125           1,864
   Smithfield Foods*                 146,900           3,717
   Suiza Foods*                       70,800           4,263
   Tyson Foods, Cl A                  55,000             662
   Universal                          33,800           1,238
   Vector Group                       92,400           4,061
                                                 -----------
                                                      26,134
                                                 -----------
GAS/NATURAL GAS -- 0.6%
   Cascade Natural Gas                18,500             374
   Energen                            39,300             911
   Oneok                              51,000             877
   UGI                                81,900           2,412
   Vectren                            75,900           1,609
                                                 -----------
                                                       6,183
                                                 -----------
HAND/MACHINE TOOLS -- 0.3%
   Lincoln Electric Holdings         176,000           3,869
                                                 -----------
HOTELS & LODGING -- 0.4%
   Aztar*                             98,800           1,566
   Four Seasons Hotels                31,450           1,401
   Mandalay Resort Group*             14,700             317
   Prime Hospitality*                 99,800           1,002
                                                 -----------
                                                       4,286
                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.3%
   Chromcraft Revington*              38,900             383
   Ethan Allen Interiors               8,100             299
   Furniture Brands International*    45,200           1,187
   Kimball International, Cl B        99,400           1,412
   Salton*                            17,600             297
                                                 -----------
                                                       3,578
                                                 -----------

--------------------------------------------------------------------------------
26  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
INSURANCE -- 3.5%
   Acceptance Insurance*              51,300     $       268
   AmerUs Group                      100,400           3,493
   Annuity and Life Re                74,700           1,823
   Arch Capital Group*                73,600           1,741
   Brown & Brown                      84,200           2,452
   CNA Surety                         25,400             375
   Commerce Group                     46,900           1,766
   Delphi Financial Group, Cl A       11,700             389
   FBL Financial Group, Cl A          19,684             338
   Fidelity National Financial        62,300           1,415
   First American                    204,300           3,647
   Hilb, Rogal & Hamilton             22,250           1,322
   IPC Holdings*                      53,900           1,407
   Landamerica Financial Group        90,200           2,210
   Pacificare Health Systems*         36,800             646
   Philadelphia Consolidated
     Holding*                          4,600             159
   Phoenix*                          122,800           1,948
   Pico Holdings*                     92,600           1,242
   Presidential Life                  45,000             885
   RenaissanceRe Holdings              9,200             909
   Scottish Annuity & Life Holdings  100,500           1,658
   Stancorp Financial Group           25,200           1,150
   Stewart Information Services*     182,575           3,704
   Vesta Insurance Group              49,300             288
   W.R. Berkley                       16,800             899
   White Mountains Insurance Group     5,900           1,994
                                                 -----------
                                                      38,128
                                                 -----------
LEASING & RENTING -- 0.3%
   Gatx                               31,000             873
   Rent-A-Center*                     21,400             649
   Ryder System                      107,100           2,196
                                                 -----------
                                                       3,718
                                                 -----------
MACHINERY -- 2.2%
   Applied Industrial Technologies    50,900             932
   Blyth                             116,050           2,321
   Briggs & Stratton                  81,100           3,132
   CNH Global                         42,200             219
   CoorsTek*                          39,300           1,172
   FEI*                               23,000             673
   Franklin Electric                  14,700           1,152
   Gardner Denver*                    89,400           1,940
   Gehl*                               9,900             139
   Imation*                           54,000           1,171
   Millipore                           5,300             316
   National-Oilwell*                  20,400             341
   PerkinElmer                        40,930           1,135
   Photon Dynamics*                   27,250           1,066
   Rayovac*                           18,400             320
   Regal Beloit                      169,300           3,708
   Tecumseh Products, Cl A            46,300           2,159

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Thomas Industries                  44,500     $     1,184
   Twin Disc                          13,400             176
   Unova*                             35,500             171
   Wabtec                             68,500             822
                                                 -----------
                                                      24,249
                                                 -----------
MARINE TRANSPORTATION -- 0.3%
   Alexander & Baldwin                39,100             940
   Kirby*                             74,300           1,954
   Teekay Shipping                    20,800             630
                                                 -----------
                                                       3,524
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 9.6%
   Abgenix*                           32,600           1,174
   Accredo Health*                   105,525           3,900
   AdvancePCS*                       139,100           3,852
   Albany Molecular Research*         19,700             454
   America Service Group*             24,800             149
   American Medical Systems
    Holdings*                         37,600             640
   Ameripath*                        110,400           3,179
   Amsurg*                            52,200           1,378
   Amylin Pharmaceuticals*           201,400           1,815
   Arrow International                38,600           1,461
   Bausch & Lomb                      25,500             848
   Cholestech*                        55,650           1,485
   Cooper                             34,700           1,530
   COR Therapeutics*                 362,300           7,608
   Corixa*                           344,200           5,166
   Covance*                           48,500             970
   Cytyc*                             43,850           1,072
   D&K Healthcare Resources           31,495           1,457
   Dianon Systems*                    22,654           1,096
   Edwards Lifesciences*             136,850           3,455
   Endo Pharmaceuticals Holdings*    343,100           3,256
   Endocare*                          50,000             823
   Express Scripts*                    8,750             360
   First Health Group*                82,968           1,995
   Haemonetics*                      106,000           4,293
   Health Net*                        68,500           1,370
   Healthsouth*                      179,800           2,647
   Henry Schein*                     113,700           4,571
   Illumina*                          57,700             575
   LifePoint Hospitals*               36,800           1,250
   Lumenis*                           54,890           1,068
   Med-Design*                        25,350             430
   Medarex*                           43,650           1,014
   MIM*                               20,800             253
   National Dentex*                   34,300             765
   NDCHealth                         121,650           4,008
   Pediatrix Medical Group*          101,000           3,550
   Pharmacyclics*                    113,700           2,902
   Province Healthcare*                3,300              97
   RehabCare Group*                   14,800             393

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  27

STATEMENT OF NET ASSETS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Renal Care Group*                 226,500     $     7,262
   Scios*                             71,500           1,960
   Sola International*                55,500           1,000
   Steris*                           151,100           2,936
   Sybron Dental Specialties*         10,000             192
   Syncor International*              12,400             323
   Thoratec*                         104,300           1,773
   Transgenomic*                     213,800           2,189
   Unilab*                            36,150             723
   United Surgical Partners
     International*                   26,400             423
   US Oncology*                      134,900             858
   US Physical Therapy*               36,100             578
   Varian*                            61,185           1,958
   Varian Medical Systems*            52,260           3,606
   Visx*                              57,500             759
                                                 -----------
                                                     104,849
                                                 -----------
METALS & MINING -- 0.9%
   Cleveland-Cliffs                   67,100           1,135
   Commercial Metals                  29,200             963
   Kaydon                            170,100           3,470
   Mueller Industries*                99,000           3,173
   ROHN Industries*                   91,600             166
   Velcro Industries                  89,600             996
                                                 -----------
                                                       9,903
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 1.6%
   Applied Films*                     39,500           1,143
   Aptargroup                         43,500           1,427
   Crane                             101,300           2,401
   Identix*                           11,400              96
   Lydall*                            14,600             141
   National Service Industries       178,700           2,845
   NCH                                11,700             552
   Pittston Brink's Group            282,000           5,812
   Roper Industries                   30,675           1,288
   Smith Investment                    5,300             159
   SPS Technologies*                  23,925             785
   Tredegar                           66,725           1,154
                                                 -----------
                                                      17,803
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.5%
   Ikon Office Solutions              36,500             391
   ProQuest*                          70,275           2,189
   Standard Register                  16,700             294
   Wallace Computer Services         140,260           2,400
                                                 -----------
                                                       5,274
                                                 -----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 0.4%
   Rayonier                           53,800     $     2,460
   Rock-Tenn, Cl A                    48,100             678
   Schweitzer-Mauduit International   36,800             795
                                                 -----------
                                                       3,933
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 3.0%
   3TEC Energy*                       60,900             875
   Atwood Oceanics*                   57,300           1,839
   BJ Services*                       44,600           1,243
   Cabot Oil & Gas, Cl A              76,500           1,690
   CAL Dive International*            99,300           2,123
   Core Laboratories*                 87,700           1,368
   Forest Oil*                       124,800           3,250
   Giant Industries*                  24,400             215
   Key Energy Services*               74,700             616
   Lone Star Technologies*            47,600             719
   Millennium Cell*                  203,900             850
   Nuevo Energy*                     124,400           1,443
   Patina Oil & Gas                   57,400           1,569
   Patterson-UTI Energy*             111,800           2,264
   Precision Drilling*                51,600           1,220
   Prima Energy*                      33,100             721
   Pure Resources*                    90,041           1,711
   Range Resources*                   77,400             324
   Smith International*               24,450           1,107
   St. Mary Land & Exploration        96,500           1,848
   Stone Energy*                      61,000           2,175
   Swift Energy*                      41,500             759
   Valero Energy                      30,200           1,057
   Varco International*               74,000           1,047
   Vintage Petroleum                  60,000             743
                                                 -----------
                                                      32,776
                                                 -----------
REAL ESTATE -- 0.3%
   Avatar Holdings*                   57,150           1,343
   LNR Property                       34,100             975
   Trammell Crow*                     59,700             588
                                                 -----------
                                                       2,906
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 6.4%
   Alexandria Real Estate Equities    45,900           1,904
   AMLI Residential Properties        48,700           1,202
   Apartment Investment &
     Management, Cl A                105,400           4,690
   Archstone-Smith Trust             180,457           4,724
   Arden Realty                      146,100           3,762
   AvalonBay Communities              85,500           4,134
   Boston Properties                  48,050           1,787
   Brandywine Realty Trust            33,000             674

--------------------------------------------------------------------------------
28  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   BRE Properties, Cl A               39,600     $     1,241
   Chateau Communities                18,500             560
   Equity Office Properties Trust    166,065           4,949
   Essex Property Trust               63,800           3,042
   Federal Realty Investment Trust   104,100           2,329
   Home Properties of New York        70,000           2,199
   Liberty Property Trust             82,950           2,409
   Mack-Cali Realty                  149,200           4,371
   Mission West Properties            76,700             920
   Pan Pacific Retail Properties      52,900           1,412
   Post Properties                    91,100           3,146
   Prentiss Properties Trust          66,300           1,753
   PS Business Parks                  84,500           2,535
   Public Storage                    120,900           4,111
   Reckson Associates Realty          79,200           1,771
   Shurgard Storage Centers, Cl A     35,500           1,081
   Simon Property Group              121,300           3,504
   SL Green Realty                    58,500           1,772
   Taubman Centers                   221,800           3,201
                                                 -----------
                                                      69,183
                                                 -----------
RETAIL -- 6.4%
   99 Cents Only Stores*              18,100             697
   American Eagle Outfitters*         64,200           1,569
   Bebe Stores*                       86,100           1,592
   Brown Shoe                         54,800             806
   Buckle*                            32,700             654
   Cato, Cl A                         54,900           1,015
   CBRL Group                         54,900           1,418
   Chico's FAS*                       95,800           3,038
   Circuit City Stores-Carmax*       187,100           3,733
   CKE Restaurant*                    53,400             453
   Copart*                           155,500           5,331
   Dillard's, Cl A                    91,400           1,513
   Dress Barn*                        37,400             858
   Factory 2-U Stores*                44,700             738
   Foot Locker*                       77,400           1,249
   Footstar*                          84,200           2,602
   Fred's                            119,665           3,972
   Global Sports*                     35,350             665
   Great Atlantic & Pacific Tea*      20,400             489
   HOT Topic*                         29,195             829
   Insight Enterprises*               67,100           1,332
   Linens `N Things*                  37,000             888
   Lone Star Steakhouse & Saloon      44,000             608
   Longs Drug Stores                  20,800             476
   Men's Wearhouse*                  111,100           2,130
   MSC Industrial Direct, Cl A*      107,700           1,976
   P.F. Chang's China Bistro*         27,850           1,228
   Pathmark Stores*                  114,100           2,761
   PEP Boys-Manny Moe & Jack          19,900             330
   Pier 1 Imports                    179,000           2,588

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Rare Hospitality International*    33,600     $       660
   Regis                             134,000           3,161
   Ruby Tuesday                       80,300           1,566
   Ryan's Family Steak Houses*        79,400           1,580
   School Specialty*                  41,000           1,031
   Smith & Wollensky Restaurant
     Group*                          210,600             779
   Sonic Automotive*                  42,200             838
   Too*                               64,650           1,899
   Tweeter Home Entertainment
     Group*                           14,500             358
   Vans*                              86,600           1,219
   Williams-Sonoma*                  112,400           4,368
   Wolverine World Wide               38,400             576
   Zale*                             102,600           3,642
                                                 -----------
                                                      69,215
                                                 -----------
RETIREMENT/AGED CARE -- 0.3%
   Sunrise Assisted Living*          102,450           2,817
                                                 -----------
RUBBER-TIRES -- 0.1%
   Bandag                             11,100             344
   Cooper Tire & Rubber               76,200           1,129
                                                 -----------
                                                       1,473
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.7%
   Asyst Technologies*               102,300           1,142
   Axcelis Technologies*             256,525           3,491
   Cree*                              31,700             788
   Dupont Photomasks*                 42,500           1,602
   Elantec Semiconductor*              9,100             310
   ESS Technology*                    24,300             457
   Fairchild Semiconductor
     International, Cl A*             81,000           1,985
   Genesis Microchip*                 71,125           4,049
   Integrated Circuit Systems*        91,800           1,719
   Integrated Silicon Solutions*      35,300             410
   Intersil, Cl A*                     7,200             241
   Kopin*                             60,850             982
   Lattice Semiconductor*             66,700           1,295
   LTX*                               27,900             594
   Marvell Technology Group*          65,250           2,058
   Microsemi*                         20,950             652
   Microtune*                         78,800           1,671
   Monolithic System Technology*      49,100             932
   Multilink Technology*              40,300             280
   O2Micro International*            104,100           2,065
   Omnivision Technologies*          391,300           2,367
   Photronics*                        26,975             716
   Pixelworks*                       755,400          12,880
   PLX Technology*                    23,800             327
   Power Integrations*                83,950           1,906
   Silicon Laboratories*              55,800           1,437

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  29

STATEMENT OF NET ASSETS (Unaudited)

Small Cap Fund (Concluded)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sipex*                            172,300     $     1,764
   Transmeta*                         39,000             105
   Triquint Semiconductor*           110,122           1,751
   Tvia*                             176,700             224
   Virage Logic*                      22,000             342
   Xicor*                            104,100           1,152
                                                 -----------
                                                      51,694
                                                 -----------
SOFTWARE -- 4.8%
   Activision*                        56,918           1,414
   Actuate*                          118,200             563
   Ansys*                             22,000             550
   Ascential Software*                50,900             210
   Avant!*                            72,600             748
   Business Objects ADR*               8,900             299
   Dendrite International*           187,575           2,433
   Digex*                            156,400             477
   Digi International*                40,600             221
   E.piphany*                         40,300             302
   Echelon*                           77,400           1,099
   Embarcadero Technologies*          42,600             753
   F5 Networks*                       32,100             717
   Fair Isaac                         43,100           2,549
   HPL Technologies*                  33,800             350
   Hyperion Solutions*                32,100             614
   Informatica*                       93,650           1,246
   Internet Security Systems*         55,550           1,800
   Legato Systems*                    72,100             707
   Magma Design Automation*            9,300             212
   Moldflow*                          21,200             272
   NETIQ*                             94,100           3,181
   Onyx Software*                  1,167,100           4,610
   Pixar*                            177,500           6,323
   Precise Software Solutions*        64,300           1,244
   Progress Software*                 54,335             929
   Quest Software*                    59,000           1,434
   Red Hat*                        1,757,500          14,025
   SonicWALL*                         85,500           1,455
   Timberline Software                71,200             424
   United Online*                    270,060             654
   webMethods*                        25,100             396
                                                 -----------
                                                      52,211
                                                 -----------
STEEL & STEEL WORKS -- 1.0%
   AK Steel Holding                  265,800           2,818
   Maverick Tube*                     18,800             197
   Roanoke Electric Steel             69,800             952
   Schnitzer Steel Industries,
     Cl A                             57,000             741
   Shaw Group*                       192,585           5,179
   USX-U.S. Steel Group               42,000             709
                                                 -----------
                                                      10,596
                                                 -----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

TELEPHONES & TELECOMMUNICATIONS -- 1.0%
   Allegiance Telecom*                60,600     $       485
   Anixter International*             26,700             768
   Centillium Communications*        132,200           1,329
   Commonwealth Telephone
     Enterprises*                     43,800           2,009
   IDT*                               40,000             540
   IDT, Cl B*                         18,800             224
   Lantronix*                         51,300             295
   Loral Space & Communications*     305,700             703
   Metro One Telecommunications*      61,275           2,107
   Microcell Telecommunications*     127,325             179
   Telephone & Data Systems            4,300             387
   Time Warner Telecom, Cl A*         16,600             236
   Triton PCS Holdings, Cl A*         16,500             497
   Ubiquitel*                         33,700             334
   Universal Access Global
     Holdings*                        12,700              50
   West*                              29,800             746
                                                 -----------
                                                      10,889
                                                 -----------
TRUCKING -- 0.9%
   Arkansas Best*                     39,400             962
   Forward Air*                       28,500             864
   Navistar International*            34,500           1,262
   Roadway                            30,700             913
   Usfreightways                     163,700           5,569
   Yellow*                            18,820             460
                                                 -----------
                                                      10,030
                                                 -----------
WHOLESALE -- 0.5%
   Daisytek International*            33,000             417
   Handleman*                         67,200             925
   Performance Food Group*           128,685           4,375
                                                 -----------
                                                       5,717
                                                 -----------
Total Common Stock
   (Cost $995,820)                                 1,055,389
                                                 -----------
PREFERRED STOCK -- 0.0%
   Craig*                             31,500              54
                                                 -----------
Total Preferred Stock
   (Cost $208)                                            54
                                                 -----------
RIGHTS -- 0.0%
   Bank United*                       24,100               1
   Microcell Telecom*                 87,000              18
                                                 -----------
Total Rights
   (Cost $442)                                            19
                                                 -----------

--------------------------------------------------------------------------------
30  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
   Dime Bancorp (B)*                  30,035      $        4
                                                  ----------
Total Warrants
   (Cost $2)                                               4
                                                  ----------
OTHER INVESTMENT COMPANY -- 0.2%
   John Hancock Bank and Thrift
     Opportunity Fund                286,800           2,395
                                                  ----------
Total Other Investment Company
   (Cost $2,244)                                       2,395
                                                  ----------
U.S. TREASURY OBLIGATION -- 0.5%
   U.S. Treasury Bills (A)
     3.268%, 02/28/02                $ 4,900           4,879
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $4,861)                                       4,879
                                                  ----------
REPURCHASE AGREEMENTS -- 3.9%
   Merrill Lynch
     2.040%, dated 11/30/01, matures
     12/03/01, repurchase price
     $1,348,349 (collateralized by
     U.S. Treasury obligations, total
     market value $1,414,669)          1,344           1,344
   Morgan Stanley Dean Witter
     2.040%, dated 11/30/01, matures
     12/03/01, repurchase price
     $41,457,331 (collateralized by
     U.S. Treasury obligations, total
     market value: $42,588,392)       41,454          41,454
                                                  ----------
Total Repurchase Agreements
   (Cost $42,798)                                     42,798
                                                  ----------
Total Investments -- 101.6%
   (Cost $1,046,375)                               1,105,538
                                                  ----------
Other Assets and Liabilities, Net -- (1.6)%          (17,022)
                                                  ----------

--------------------------------------------------------------------------------
                                                       Value
Description                                     ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares
   (unlimited authorization -- no par value)
   based on 89,619,787 outstanding shares of
   beneficial interest                            $1,107,661
Undistributed net investment income                      807
Accumulated net realized loss on investments        (83,818)
Net unrealized appreciation on futures                 4,703
Net unrealized appreciation on investments            59,163
                                                  ----------
Total Net Assets -- 100.0%                        $1,088,516
                                                  ==========
Net asset value, offering and redemption
   price per share                                    $12.15
                                                  ==========
*   Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Yields shown are effective yields at time of purchase. (B) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date. ADR -- American Depositary Receipt
Cl -- Class
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  36

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 23.7%
   U.S. Treasury Bills (A)
        1.758%, 02/28/02            $125,000     $   124,471
   U.S. Treasury Bonds
       11.875%, 11/15/03                 210             246
        9.875%, 11/15/15              56,325          81,328
        9.250%, 02/15/16              81,720         112,958
        6.750%, 08/15/26              12,800          14,802
        6.125%, 08/15/29               9,580          10,446
        5.375%, 02/15/31               2,485           2,525
        5.250%, 11/15/28              45,415          43,765
   U.S. Treasury Notes
        6.500%, 10/15/06                 330             364
        6.000%, 08/15/09               1,240           1,347
        5.625%, 05/15/08                 310             330
        5.000%, 08/15/11              13,360          13,619
   U.S. Treasury Notes (D)
        3.875%, 04/15/29              62,379          67,243
        3.625%, 04/15/28              26,338          27,178
        3.375%, 04/15/32               5,613           5,602
   U.S. Treasury STRIPS (A)
        5.553%, 11/15/21 to 11/15/27  21,070           6,400
                                                 -----------
Total U.S. Treasury Obligations
   (Cost $489,994)                                   512,624
                                                 -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.4%
   FHLMC
        6.625%, 09/15/09              35,000          38,325
        5.875%, 03/21/11               4,960           5,041
        5.500%, 07/15/06              17,720          17,752
   FHLMC CMO/REMIC,
     Ser 1, Cl Z
        9.300%, 04/15/19                 205             216
   FHLMC CMO/REMIC,
     Ser 1081, Cl K
        7.000%, 05/15/21               6,300           6,520
   FHLMC CMO/REMIC,
     Ser 1101, Cl M
        6.950%, 07/15/21               4,005           4,138
   FHLMC Discount Note (A)
        3.200%, 02/14/02              40,998          40,846
   FNMA
        6.250%, 02/01/11               4,800           4,986
        5.750%, 02/15/08               1,550           1,621
   FNMA CMO/REMIC,
     Ser 1990-106, Cl J
        8.500%, 09/25/20                 109             116
   FNMA CMO/REMIC,
     Ser 1990-58, Cl J
        7.000%, 05/25/20               1,351           1,400

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO/REMIC,
     Ser 1990-93, Cl G
        5.500%, 08/25/20            $    570     $       573
   FNMA CMO/REMIC,
     Ser 1991-156, Cl A
        7.500%, 10/25/21                 395             407
   FNMA CMO/REMIC,
     Ser 1993-69, Cl Z
        6.000%, 01/25/22                 948             965
   FNMA CMO/REMIC,
     Ser 1994-9, Cl C, PO
        0.000%, 08/25/23                   4               4
   FNMA CMO/REMIC,
     Ser 1996-45, Cl K
        7.000%, 09/25/21               1,351           1,400
   FNMA CMO/REMIC,
     Ser 92-30, Cl Z
        7.000%, 06/25/22               1,600           1,691
   FNMA Discount Note, Ser BB (A)
        3.430%, 02/21/02              82,850          82,539
   FNMA Discount Note, Ser BB (A)
        3.460%, 01/31/02              25,000          24,938
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30               1,450           2,030
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22               1,750           2,135
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11               2,120           2,207
   Resolution Funding
        8.625%, 01/15/30                 250             336
   TVA
        7.125%, 05/01/30               3,440           3,951
        5.375%, 11/13/08               1,700           1,729
                                                 -----------
Total U.S. Government Agency Obligations
   (Cost $242,488)                                   245,866
                                                 -----------
U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS -- 33.7%
   FHLMC
        9.750%, 10/01/14                 155             166
        9.000%, 12/01/05                   8               9
        8.500%, 09/01/08 to 04/01/09     911             965
        8.000%, 08/01/26 to 11/01/30   4,544           4,801
        7.500%, 11/01/17 to 12/01/30   6,042           6,302
        7.000%, 01/01/11 to 06/01/31   9,237           9,539
        6.500%, 02/01/13 to 11/01/31  52,574          53,638
        6.000%, 03/01/11 to 06/01/31  51,141          51,957
        5.500%, 10/01/13 to 05/01/16  18,428          18,477
   FHLMC TBA
        7.000%, 12/01/16                 900             936
        6.500%, 12/01/31              29,900          30,264

--------------------------------------------------------------------------------
32  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA
        8.500%, 09/01/13            $     19     $        20
        8.000%, 04/01/08 to 07/01/31  17,997          18,972
        7.500%, 06/01/24 to 02/01/31  11,008          11,484
        7.000%, 05/01/11 to 09/01/31   7,025           7,264
        6.500%, 10/01/08 to 11/01/31  63,902          65,186
        6.000%, 03/01/11 to 11/01/31 112,216         111,573
        5.500%, 05/01/13 to 08/01/15  26,494          26,525
   FNMA (B)
        6.500%, 12/01/12               1,624           1,674
   FNMA TBA
        7.500%, 12/13/31               7,700           8,001
        7.000%, 01/14/32               7,000           7,179
        6.500%, 12/13/31 to 01/14/32  18,000          18,161
   GNMA
        9.500%, 09/15/09 to 12/15/20     133             149
        8.500%, 11/15/20                   9               9
        8.000%, 12/15/23 to 08/15/30   8,367           8,900
        7.500%, 09/15/06 to 10/15/30  14,432          15,140
        7.250%, 10/15/39                 966             968
        7.000%, 04/15/23 to 02/15/30  25,904          26,870
        6.500%, 06/15/11 to 05/15/30  38,051          38,755
        6.000%, 03/15/14 to 02/20/29   6,445           6,560
        5.500%, 04/15/14               1,009           1,017
   GNMA TBA
        7.500%, 12/31/31               8,000           8,335
        7.000%, 12/01/31              57,700          59,467
        6.500%, 12/20/31              86,890          88,139
        6.000%, 12/20/31              20,000          19,850
                                                 -----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $710,593)                                   727,252
                                                 -----------
CORPORATE OBLIGATIONS -- 23.9%
AEROSPACE & DEFENSE -- 0.3%
   Lockheed Martin
        8.500%, 12/01/29               2,560           3,053
   Northrop-Grumman
        9.375%, 10/15/24               2,990           3,188
                                                 -----------
                                                       6,241
                                                 -----------
AIR TRANSPORTATION -- 1.8%
   America West Airlines, Ser 99-1
        7.930%, 01/02/19               6,375           6,464
   American Airlines, Ser 94A4
        9.780%, 11/26/11               1,960           1,954
   Atlas Air, Ser 00-1
        8.707%, 01/02/19               2,727           2,725
   Continental Airlines, Ser 00-2
        8.312%, 04/02/11               1,781           1,665

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Continental Airlines, Ser 974C
        6.800%, 07/02/07            $  5,437     $     5,128
   Continental Airlines, Ser 99-2
        7.730%, 03/15/11               1,524           1,331
        7.434%, 09/15/04               1,350           1,256
   FedEx, Ser 981B
        6.845%, 01/15/19                 559             526
   Northwest Airlines, Ser 971B
        7.248%, 01/02/12               4,559           3,817
   Northwest Airlines, Ser 991C
        8.130%, 02/01/14               1,164           1,025
   US Airways Pass-Thru Trust,
        Ser 98-1
        7.350%, 01/30/18               4,338           3,724
   US Airways, Cl B
        7.500%, 04/15/08               3,379           2,926
   United Air Lines, Ser 91A2
       10.020%, 03/22/14               3,550           2,938
   United Air Lines, Ser 91C
       10.360%, 11/13/12               1,445           1,165
   United Air Lines, Ser 96A1
        7.270%, 01/30/13               2,643           2,286
                                                 -----------
                                                      38,930
                                                 -----------
AUTOMOTIVE -- 0.6%
   DaimlerChrysler
        8.500%, 01/18/31               2,500           2,693
        8.000%, 06/15/10               1,250           1,323
   Ford Motor
        7.700%, 05/15/97               1,300           1,225
        7.450%, 07/16/31               1,460           1,391
        6.375%, 02/01/29               3,000           2,498
   Visteon
        8.250%, 08/01/10               3,650           3,764
                                                 -----------
                                                      12,894
                                                 -----------
BANKS -- 2.7%
   AllFirst Financial
        7.200%, 07/01/07               4,210           4,520
   Bank One
        7.875%, 08/01/10               5,000           5,587
        6.000%, 08/01/08               2,000           2,031
        5.900%, 11/15/11               3,350           3,286
   Bank One MTN, Ser G
        7.000%, 10/16/06               4,000           4,235
   Bank of America
       10.200%, 07/15/15               2,850           3,733
   Bank of Oklahoma
        7.125%, 08/15/07               6,750           6,944
   BankBoston
        6.375%, 04/15/08               1,000           1,020
   Dresdner Bank
        7.250%, 09/15/15               1,750           1,875

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  33

SCHEDULE OF INVESTMENTS (Unaudited)

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First National Bank of Omaha
        7.320%, 12/01/10            $  2,750     $     2,733
   First Union Capital I, Ser A
        7.935%, 01/15/27                 720             710
   Key Bank
        7.125%, 08/15/06               1,500           1,605
        7.000%, 02/01/11               5,000           5,257
   Keycorp
        7.500%, 06/15/06                 750             805
        6.750%, 03/15/06               1,000           1,044
   Royal Bank of Scotland Group,
        Ser 2
        8.817%, 03/31/49               4,300           4,784
   Swiss Bank
        7.375%, 07/15/15               2,300           2,579
        7.000%, 10/15/15                 300             326
   Union Planters
        7.750%, 03/01/11               2,725           2,908
   US. Bank
        6.375%, 08/01/11                 570             584
   WestDeutsche Landesbank
        6.050%, 01/15/09               2,425           2,489
                                                 -----------
                                                      59,055
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.5%
   COX Communications
        7.875%, 08/15/09                 440             480
   Comcast
        8.875%, 04/01/07               7,722           8,427
   Comcast Cable Communications
        6.750%, 01/30/11               6,700           6,838
   Continental Cablevision
        9.500%, 08/01/13               5,925           6,621
        9.000%, 09/01/08                 800             919
   News America
        7.300%, 04/30/28               2,660           2,490
   News America Holdings
        8.150%, 10/17/36               5,000           5,062
   TCI Communications
        7.875%, 02/15/26               1,550           1,577
        6.375%, 05/01/03               1,080           1,116
                                                 -----------
                                                      33,530
                                                 -----------
COMPUTERS & SERVICES -- 0.2%
   Electronic Data Systems
        7.450%, 10/15/29               3,800           4,085
                                                 -----------
DRUGS -- 0.2%
   Bristol-Myers Squibb
        5.750%, 10/01/11               5,150           5,215
                                                 -----------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 2.2%
   Amerenenergy Generating, Ser C
        7.750%, 11/01/05            $  3,000     $     3,201
   Arizona Public Services
        8.000%, 12/30/15               1,000           1,051
   CE Generation
        7.416%, 12/15/18               4,073           4,106
   Conectiv MTN, Ser A
        6.730%, 06/01/06               3,550           3,682
   Dominion Fiber Ventures (C)
        7.050%, 03/15/05               2,450           2,513
   Edison Mission
        9.875%, 04/15/11               4,000           4,366
   Edison Mission Energy
        7.730%, 06/15/09                 400             392
   FPL Group Capital
        7.375%, 06/01/09               5,000           5,344
   First Energy, Ser B
        6.450%, 11/15/11               1,270           1,258
   First Energy, Ser C
        7.375%, 11/15/31               1,170           1,152
   Korea Electric Power
        7.750%, 04/01/13               2,460           2,629
        6.750%, 08/01/27                 450             472
   Midwest Generation (C)
        8.300%, 07/02/09               2,000           2,003
   NRG Energy (C)
        7.625%, 02/01/06               4,000           4,130
   Niagra Mohawk Power, Ser G
        7.750%, 10/01/08               1,200           1,286
   PSEG Energy Holdings (C)
        8.500%, 06/15/11               2,700           2,657
   PSI Energy
        7.850%, 10/15/07               3,100           3,193
   System Energy Resources
        7.430%, 01/15/11               2,210           2,337
   Utilicorp United
        7.000%, 07/15/04               1,750           1,820
                                                 -----------
                                                      47,592
                                                 -----------
ENTERTAINMENT -- 0.2%
   Park Place Entertainment (C)
        7.500%, 09/01/09               4,025           3,977
                                                 -----------
FINANCIAL SERVICES -- 4.7%
   Associates (F)
        2.220%, 05/17/02              10,000          10,005
   Bear Stearns
        7.800%, 08/15/07               2,200           2,395
        6.250%, 07/15/05                 800             827

--------------------------------------------------------------------------------
34  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loan MTN
        6.380%, 10/08/02            $  5,300     $     5,465
   Dryden Investor Trust (C) (H)
        7.157%, 07/23/08               4,703           4,855
   Finova Group
        7.500%, 11/15/09                 300             106
   Ford Motor Credit
        7.875%, 06/15/10                 200             210
        7.600%, 08/01/05               3,500           3,711
        7.500%, 03/15/05               1,000           1,053
   Ford Motor Credit MTN
        7.750%, 02/15/07               5,000           5,319
   Gemstone Investor (C)
        7.710%, 10/31/04               3,725           3,715
   General Motors Acceptance
        7.250%, 03/02/11               4,810           4,876
        6.750%, 01/15/06                 170             175
        6.125%, 09/15/06                 830             833
   General Motors Acceptance (E)
        7.100%, 06/15/15               2,600             955
   Goldman Sachs Group MTN, Ser E
        7.800%, 01/28/10               5,000           5,494
   Household Finance
        8.000%, 05/09/05               5,000           5,469
        6.375%, 10/15/11               1,490           1,499
   JP Morgan Capital Trust II
        7.950%, 02/01/27                 200             207
   John Deere Capital
        6.000%, 02/15/09               1,700           1,677
   Lehman Brothers
       11.625%, 05/15/05                 600             725
   Lehman Brothers Holdings
        8.800%, 03/01/15               3,000           3,446
        8.750%, 03/15/05               1,250           1,394
        8.250%, 06/15/07               5,400           6,007
        7.875%, 08/15/10               1,000           1,101
   Lehman Brothers Holdings MTN,
        Ser F
        7.500%, 09/01/06               4,000           4,230
   Merrill Lynch
        7.430%, 09/01/22               1,825           1,801
        6.875%, 11/15/18               3,075           3,148
   Nisource Finance
        7.625%, 11/15/05               1,500           1,603
   Paine Webber Group MTN, Ser C
        7.390%, 10/16/17               5,915           6,307
   Principal Financial Group (C)
        8.200%, 08/15/09               4,000           4,407
   Progress Capital Holdings MTN
        6.750%, 12/10/07               3,000           3,082

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Capital I
        8.375%, 06/01/27            $  1,000     $     1,022
   Washington Mutual Financial
        8.250%, 06/15/05               3,775           4,176
                                                 -----------
                                                     101,295
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 1.6%
   Earth Grains
        8.500%, 08/01/05               3,600           4,063
   Kellogg, Ser B
        6.600%, 04/01/11               4,250           4,435
   Nabisco
        7.550%, 06/15/15               3,000           3,225
   Nabisco (F)
        6.375%, 02/01/05               3,000           3,064
   Pepsi Bottling Group, Ser B
        7.000%, 03/01/29               2,500           2,666
   Philip Morris
        7.750%, 01/15/27               5,570           5,911
   Philip Morris Capital
        7.500%, 07/16/09               2,500           2,650
   RJ Reynolds Tobacco Holding,
        Ser B
        7.875%, 05/15/09               2,530           2,631
        7.750%, 05/15/06               3,760           3,978
                                                 -----------
                                                      32,623
                                                 -----------
GAS/NATURAL GAS -- 0.9%
   Dynegy
        7.450%, 07/15/06               4,500           4,617
   El Paso
        7.800%, 08/01/31               2,850           2,809
   Oneok
        7.750%, 08/15/06               7,000           7,641
        7.125%, 04/15/11               1,875           1,966
   Williams
        7.875%, 09/01/21               1,150           1,144
   Yosemite Security Trust I (C) (I)
        8.250%, 11/15/04               2,500             363
                                                 -----------
                                                      18,540
                                                 -----------
INSURANCE -- 1.0%
   Allstate
        7.500%, 06/15/13               1,000           1,089
   Associated P&C Holdings
        6.750%, 07/15/03               6,100           6,291
   Lincoln National
        9.125%, 10/01/24               1,000           1,112
   Loews
        7.625%, 06/01/23                 450             429
        7.000%, 10/15/23               1,950           1,831

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  35

SCHEDULE OF INVESTMENTS (Unaudited)

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Protective Life (C)
        5.875%, 08/15/06            $  1,350     $     1,383
   USF&G
        7.125%, 06/01/05               1,000           1,061
   Zurich Capital Trust I (C)
        8.376%, 06/01/37               8,300           8,310
                                                 -----------
                                                      21,506
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 0.1%
   Health Care Services (C)
        7.750%, 06/15/11               3,250           3,311
                                                 -----------
NON-HAZARDOUS WASTE DISPOSAL -- 0.4%
   Waste Management
        7.375%, 05/15/29               1,000             980
        7.125%, 12/15/17               5,425           5,215
        7.100%, 08/01/26               2,245           2,335
                                                 -----------
                                                       8,530
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.3%
   Pitney Bowes Credit
        5.750%, 08/15/08               5,600           5,635
                                                 -----------
PAPER & PAPER PRODUCTS -- 0.4%
   Federal Paper Board
        8.875%, 07/01/12                 300             334
   Georgia-Pacific
        9.875%, 11/01/21               1,800           1,924
        9.500%, 12/01/11               1,300           1,420
   Pactiv
        8.000%, 04/15/07               2,000           2,173
        7.950%, 12/15/25                 125             128
   Westvaco
        8.400%, 06/01/07               3,300           3,638
                                                 -----------
                                                       9,617
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 0.5%
   Burlington Resources (C)
        6.500%, 12/01/11                 500             487
   CMS Panhandle Holdings
        7.000%, 07/15/29               1,300           1,120
   Coastal
        6.950%, 06/01/28               2,250           2,008
   Conoco Funding
        6.350%, 10/15/11               1,030           1,046
   Vastar Resources
        6.500%, 04/01/09               5,000           5,231
                                                 -----------
                                                       9,892
                                                 -----------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
RAILROAD TRANSPORTATION -- 0.2%
   Burlington North Santa Fe
        6.750%, 03/15/29            $  3,000     $     2,906
   Consolidated Rail
        7.875%, 05/15/43                 450             475
   Union Pacific
        7.125%, 02/01/28               1,500           1,530
                                                 -----------
                                                       4,911
                                                 -----------
REAL ESTATE INVESTMENT MANAGEMENT -- 0.1%
   Security Capital Group MTN, Ser A
        7.750%, 11/15/03               1,600           1,686
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
   GE Capital Franchise Finance MTN
        8.680%, 01/14/04               4,700           5,176
        6.860%, 06/15/07               1,100           1,168
                                                 -----------
                                                       6,344
                                                 -----------
RETAIL -- 0.8%
   BAA
        7.000%, 01/15/04               6,500           6,768
   Dillards
        6.875%, 06/01/05               1,500           1,432
   Dollar General
        8.625%, 06/15/10               7,000           7,166
   JC Penney
        9.750%, 06/15/21               1,200           1,189
        6.900%, 08/15/26               1,650           1,659
                                                 -----------
                                                      18,214
                                                 -----------
SPECIAL PURPOSE ENTITY -- 1.0%
   Air 2 US (C)
        8.027%, 10/01/19               4,632           4,381
   British Aerospace Financial (C)
        7.500%, 07/01/27               5,000           5,063
   Enron Trust (C) (I)
        7.375%, 05/15/06               9,250           1,342
   Marlin Water (C) (I)
        6.310%, 07/15/03               2,000             260
   Osprey Trust/Osprey I (C) (I)
        7.797%, 01/15/03               3,000             690
   Osprey Trust/Osprey I (C) (I)
        8.310%, 01/15/03               3,700             851
   Qwest Capital Funding (C)
        7.250%, 02/15/11               4,750           4,740
   Toll Road Investment Partnership II
     (C) (E)
        6.635%, 02/15/06               5,000           3,972
                                                 -----------
                                                      21,299
                                                 -----------

--------------------------------------------------------------------------------
36  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 1.9%
   AT&T Canada
       10.625%, 11/01/08            $  2,180     $     1,608
   AT&T Canada (G)
        7.256%, 06/15/08               3,900           2,238
   AT&T MTN (G)
        8.350%, 02/15/05               2,000           2,168
   Bell South
        6.000%, 10/15/11               8,375           8,406
   British Telecom (G)
        8.625%, 12/15/30               2,940           3,409
        7.875%, 12/15/05               1,400           1,515
   Citizens Communications (C)
        7.625%, 08/15/08               1,000           1,029
   France Telecom (C)
        8.500%, 03/01/31               1,830           2,078
        7.750%, 03/01/11               2,200           2,368
   Intermedia Communications, Ser B
        8.600%, 06/01/08               2,000           2,045
   Qwest
        8.875%, 06/01/31               2,200           2,332
   Sprint Capital
        7.625%, 01/30/11               1,500           1,572
   Verizon Communications
        6.940%, 04/15/28               3,000           3,064
   WorldCom
        8.250%, 05/15/31               5,000           5,128
   WorldCom (C)
        7.375%, 01/15/06               1,600           1,666
   WorldCom (C) (F)
        7.375%, 01/15/03                 700             724
                                                 -----------
                                                      41,350
                                                 -----------
Total Corporate Obligations
   (Cost $519,927)                                   516,272
                                                 -----------
YANKEE BONDS -- 1.8%
   Andina de Fomento
        8.875%, 06/01/05               3,400           3,876
   Banco Santander-Chile
        6.500%, 11/01/05               4,100           4,223
   CIT Group, Ser B
        6.875%, 02/16/05               3,000           3,189
   Deutsche Telekom International
     Finance
        8.250%, 06/15/30               3,400           3,736
   Diageo Capital
        6.625%, 06/24/04               4,700           5,005
   Ford Capital
        9.500%, 06/01/10               1,000           1,135
   HSBC Bank
        6.950%, 03/15/11               1,750           1,824

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Hydro Quebec, Ser GW
        9.750%, 01/15/18            $  4,110     $     4,408
   National Bank of Hungary
        8.875%, 11/01/13                 650             795
   Norsk Hydro
        9.000%, 04/15/12                 525             629
   Pohang Iron & Steel
        7.375%, 05/15/05                 250             267
        7.125%, 07/15/04                 500             532
   Quebec Province
        7.500%, 09/15/29               3,622           4,188
   Santander Financial Issuances
        7.250%, 11/01/15               1,175           1,196
   Wharf Capital International
        8.875%, 11/01/04                 375             418
   Wharf International Finance
        7.625%, 03/13/07                 575             620
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07               3,000           2,760
                                                 -----------
Total Yankee Bonds
   (Cost $36,784)                                     38,801
                                                 -----------
ASSET-BACKED SECURITIES -- 7.5%
AUTOMOTIVE -- 0.1%
   Ford Credit Auto Owner,
     Ser 2000-G, Cl A3
        6.670%, 04/15/03               1,734           1,756
   Household Automotive Trust,
     Ser V 2000-G, Cl A2
        7.210%, 07/17/03                 949             955
                                                 -----------
                                                       2,711
                                                 -----------
MORTGAGE RELATED -- 7.4%
   Asset Backed Funding
        5.369%, 07/20/18                 735             743
   Asset Securitization, Ser 1996-D2, Cl A1
        6.920%, 02/14/29               7,714           8,172
   Chase Commercial Mortgage Securities,
     Ser 1997, Cl A2
        6.600%, 11/19/07               1,760           1,853
   Chase Funding Loan Acquisition Trust,
     Ser 2001-AD1, Cl 1A1 (F)
        2.755%, 12/25/15               3,618           3,619
   Cityscape Home Equity Loan Trust,
     Ser 1997-C , Cl A4
        7.000%, 07/25/28               1,299           1,367
   Conseco Finance Securitizations,
     Ser 2001-1, Cl A5
        6.990%, 07/01/32               3,000           3,004

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  37

SCHEDULE OF INVESTMENTS (Unaudited)

--------------------------------------------------------------------------------
                                          Face Amount    Market Value
Description                             ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Contimortgage Home Equity Loan Trust,
     Ser 1997-2, Cl A9
        7.090%, 04/15/28                   $  1,420       $   1,479
   Contimortgage Home Equity Loan Trust,
      Ser 1997-3, Cl A9
        7.120%, 08/15/28                      2,475           2,574
   Contimortgage Home Equity Loan Trust,
     Ser 1997-5, Cl A5
        6.630%, 12/15/20                      1,600           1,657
   Contimortgage Home Equity Loan Trust,
     Ser 1997-5, Cl A6
        6.870%, 03/15/24                       1,600          1,679
   Contimortgage Home Equity Loan Trust,
     Ser 1998-1, Cl A6
        6.580%, 12/15/18                      1,000           1,035
   Delta Funding Home Equity Loan Trust,
     Ser 1997-1, Cl A6
        7.210%, 04/25/29                      1,323           1,391
   Delta Funding Home Equity Loan Trust,
     Ser 1997-3, Cl A6F
        6.860%, 10/25/28                      2,079           2,179
   Delta Funding Home Equity Loan Trust,
     Ser 1997-4, Cl A5F
        6.670%, 01/25/28                      1,677           1,750
   Delta Funding Home Equity Loan Trust,
     Ser 1998-4, Cl A4F
        6.190%, 02/15/31                      1,500           1,549
   Delta Funding Home Equity Loan Trust,
     Ser 1999-3, Cl A1A (F)
        2.930%, 09/15/29                      3,627           3,641
   Equivantage Home Equity Loan Trust,
      Ser 1997-2, Cl A3
        7.275%, 07/25/28                      2,455           2,552
   First Union-Lehman Brothers,
     Ser 1997-C2, IO (F)
        1.524%, 11/18/29                      1,945             120
   Fleet Home Equity Trust,
     Ser 2001-1, Cl A (F)
        2.670%, 05/20/31                      1,288           1,288
   GE Capital Mortgage Services, CMO,
     Ser 1994-7, Cl A15 (F)
        5.000%, 02/25/09                        580             542
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
        6.720%, 10/25/27                      4,875           5,089
   GMAC Commercial Mortgage Securities,
     Ser 1998-C2, Cl X, IO (F)
        0.607%, 05/15/35                      8,193             274
   GMAC Commercial Mortgage Securities
     Ser 1999-C2, Cl A2
        6.945%, 09/15/33                      4,100           4,347
   GS Mortgage Securities, CMO,
     Ser 1998-1, Cl A
        8.000%, 09/20/27                      1,261           1,342

--------------------------------------------------------------------------------
                                          Face Amount    Market Value
Description                              ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   GS Mortgage Securities, CMO,
     Ser 1998-2, Cl A
        7.750%, 05/19/27                   $    487     $       509
   GS Mortgage Securities, CMO,
     Ser 1999-3, Cl A
        8.000%, 08/19/29                      1,806           1,932
   GS Mortgage Securities,
     Ser 1998-GLII, Cl A2
        6.562%, 04/13/31                      3,100           3,242
   Green Tree Financial
        6.330%, 11/01/29                      1,701           1,762
   Green Tree Financial,
     Ser 1998-2, Cl A5
        6.240%, 11/01/16                      1,742           1,786
   Green Tree Home Equity Loan Trust
     Ser 1997-B, Cl A6
        7.120%, 04/15/27                        486             502
   Green Tree Recreational,
     Ser 1998-A, Cl A1H
        6.710%, 05/15/29                        410             428
   Green Tree, Ser 6, Cl A6
        6.270%, 07/01/21                      1,000           1,035
   IMC Home Equity Loan Trust,
     Ser 1997-5, Cl A10
        6.880%, 11/20/28                      3,030           3,179
   IMC Home Equity Loan Trust,
     Ser 1997-7, Cl A8
        6.650%, 02/20/29                      1,925           2,001
   IMC Home Equity Loan Trust,
     Ser 1998-3, Cl A8
        6.340%, 08/20/29                      2,827           2,934
   IMPAC Commercial Holdings,
     Ser 1998-C1, Cl A1A
        6.060%, 10/20/07                      1,584           1,644
   Independent National Mortgage,
     Ser U, Cl A3
        7.130%, 01/25/26                      7,014           7,174
   JP Morgan Commercial Mortgage Finance,
     Ser 1997-C5, Cl X, IO
        1.520%, 09/15/29                      8,766             505
   Merrill Lynch Mortgage Investors,
     Cl 1996-C2, Ser A3
        6.960%, 11/21/28                      6,700           7,008
   Merrill Lynch Mortgage Investors,
     Ser C1, Cl A1
        6.310%, 11/15/26                      1,221           1,264
   Metro Asset, Ser 1998-A, Cl A4 (C)
        6.981%, 01/20/26                      1,800           1,884
   Metropolitan Asset Funding,
     Ser 1997-B, Cl A1D
        7.130%, 03/20/12                      3,000           3,083
   Money Store Home Equity Trust,
     Ser 1995-C, Cl A5
        7.175%, 04/15/26                      6,647           6,899

--------------------------------------------------------------------------------
38  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                        Face Amount    Market Value
Description                            ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Mortgage Capital Funding,
     Ser MC2, Cl A
        6.423%, 05/18/08                   $  2,175     $     2,256
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
        7.120%, 04/13/36                      3,000           3,213
   Novastar Home Equity Loan,
     Ser 1998-2, Cl A2
        2.650%, 08/25/28                      2,288           2,287
   Prudential Mortgage Capital Funding,
     Ser 2001-X2 IO (C) (H)
        0.560%, 05/10/34                     41,824           1,459
   Public Service New Hampshire Funding,
     Ser 2001-1, Cl A3
        6.480%, 05/01/15                     15,410          16,147
   Residential Accredit Loans, CMO,
     Ser 1997-QS8, Cl A10
        7.500%, 08/25/27                      2,911           2,999
   Residential Accredit Loans, CMO,
     Ser 1998-QS9, Cl A10
        6.750%, 07/25/28                      1,617           1,673
   Residential Funding Mortgage
     Securities I, CMO, Ser 1998-S17,
     Cl A8
        6.750%, 08/25/28                      2,937           2,967
   Residential Funding Mortgage
     Securities I, Ser 1998-S9, Cl 1A1
        6.500%, 04/25/13                      2,036           2,095
   Residential Funding Mortgage
     Securities, Ser 2000-HI1, Cl AI7
        8.290%, 02/25/25                      8,600           9,267
   Ryland Mortgage Securities, CMO,
     Ser 1994-7A, Cl A2
        7.000%, 08/25/25                        758             782
   Saxon Asset Securities Trust,
     Ser 1998-4, Cl AF6
        6.400%, 01/25/30                      6,000           6,200
   TMS SBA Loan Trust 1999-1, Cl A (F)
        5.000%, 07/15/25                        792             791
   UCFC Home Equity Loan,
     Ser 1995-B1, Cl A5
        7.250%, 12/10/20                      1,600           1,623
   USCMT, Ser 1991-1A
        4.640%, 07/15/06                      2,734           2,734
                                                        -----------
                                                            158,510
                                                        -----------
Total Asset-Backed Securities
   (Cost $156,072)                                          161,221
                                                        -----------

--------------------------------------------------------------------------------
                                               Face Amount    Market Value
Description                                   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 0.1%
   Los Angeles County, California Taxable
     Pension Obligation,
     Ser D, RB, MBIA (E)
        8.029%, 06/30/10                 $      650     $       394
   Tobacco Settlement Financing,
     Louisiana Taxable Asset Backed,
     Ser 2001, RB
        6.360%, 05/15/25                      2,300           2,291
                                                        -----------
Total Taxable Municipal Bonds
   (Cost $2,631)                                              2,685
                                                        -----------
COMMERCIAL PAPER -- 0.3%
   AT&T
        4.525%, 08/06/02                      7,000           7,000
                                                        -----------
Total Commercial Paper
   (Cost $7,000)                                              7,000
                                                        -----------
REPURCHASE AGREEMENTS -- 1.7%
   ABN Amro
     2.080%, dated 11/30/01, matures
     12/03/01, repurchase price
     $6,526,406 (collateralized by
     U.S. Government obligations, total
     market value: $6,656,761)                6,525           6,525
   JP Morgan Chase
     2.08%, dated 11/30/01, matures
     12/03/01, repurchase price
     $8,446,172 (collateralized by
     U.S. Treasury obligations, total
     market value: $8,614,566)                8,445           8,445
   Merrill Lynch
     2.080%, dated 11/30/01, matures
     12/03/01, repurchase price
     $21,152,666 (collateralized by
     U.S. Government obligations, total
     market value: $21,573,161)              21,149          21,149
                                                        -----------
Total Repurchase Agreements
   (Cost $36,119)                                            36,119
                                                        -----------
Total Investments -- 104.1%
   (Cost $2,201,608)                                      2,247,840
                                                        -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  39

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

--------------------------------------------------------------------------------
                                                       Market Value
Description                                Contracts   ($ Thousands)
--------------------------------------------------------------------------------
WRITTEN OPTIONS -- (0.1)%
   January 2002 Five Year Treasury Bond Call,
     Expires 12/22/01, Strike Price $106.5    (250)    $   (223)
   January 2002 Treasury Note Call,
     Expires 12/22/01, Strike Price $105      (226)        (138)
   February 2002 Treasury Note Call,
     Expires 02/23/02, Strike Price $112      (965)        (317)
   March 2002 Ten Year Note Put,
     Expires 02/23/02, Strike Price $104      (150)        (101)
   March 2002 Treasury Bond Call,
     Expires 02/23/02, Strike Price $110      (243)         (83)
   March 2002 Treasury Bond Call,
     Expires 02/23/02, Strike Price $116       (64)          (4)
   March 2002 Treasury Bond Future Call,
     Expires 02/23/02, Strike Price $109      (195)         (94)
   March 2002 Treasury Bond Future Call,
     Expires 02/23/02, Strike Price $110.5    (325)         (71)
   March 2002 Treasury Bond Put,
     Expires 02/23/02, Strike Price $106      (304)      (1,050)
   March 2002 Treasury Note Call,
     Expires 02/23/02, Strike Price $114      (196)         (30)
   March 2002 Treasury Note Call,
     Expires 12/22/01, Strike Price $109      (397)        (118)
   March 2002 Treasury Note Put,
     Expires 02/23/02, Strike Price $107       (68)        (121)
                                                    -----------
Total Written Options
   (Premium $(2,696))                               $    (2,350)
                                                    ===========

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(A) The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B) Security, or portion thereof, is pledged as collateral on open futures contracts.
(C) Securities sold within the terms of private placement memorandum, exempt from registration under Section 144a of the Securities Exchange Act of 1933, as amended, and may be sold only to dealers in that program or other investors.
(D) Treasury Inflation Index Notes
(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2001.
(G) Step Bond -- The rate reported on the Schedule of Investments is the effective yield as of November 30, 2001. The coupon on a bond changes on a specific date.
(H) Security considered illiquid
(I) Subsequent to November 30, 2001 security in default.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
PO -- Principal Only Security
RB -- Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Security
TBA -- To Be Announced
TVA -- Tennessee Valley Authority
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
40  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

International Equity Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 93.2%
AUSTRALIA -- 2.4%
   AMP                                51,927     $       515
   Aristocrat Leisure                 92,293             309
   Australia and New Zealand
     Banking Group                   144,223           1,261
   BHP Billiton                    1,355,060           7,078
   BHP Billiton ADR                    4,130              44
   Brambles Industries               121,369             626
   Cochlear                            5,759             135
   Computershare                      86,503             250
   CSL                                23,859             595
   Foster's Group                    564,714           1,439
   Lang                               35,795             199
   Lion Nathan                        71,661             165
   Macquarie Bank                     37,048             674
   Macquarie Infrastructure Group    139,668             253
   Mayne Nickless                     34,974             132
   National Australia Bank           106,366           1,747
   News Corporation                  272,270           2,082
   Qantas Airways                    155,862             316
   QBE Insurance Group               332,599           1,228
   Rio Tinto                          42,261             763
   Southcorp                          66,357             266
   Suncorp-Metway                     40,048             275
   Telstra                         1,475,487           4,221
   Wesfarmers                         16,388             272
   Westfield Holdings                 14,772             123
   Westpac Banking                   123,033             956
   WMC                               222,477           1,092
   Woodside Petroleum                 38,780             268
   Woolworths                        258,761           1,493
                                                 -----------
                                                      28,777
                                                 -----------
BELGIUM -- 0.4%
   Fortis                            203,629           4,788
                                                 -----------
CANADA -- 0.7%
   Abitibi-Consolidated               70,900             495
   Alcan Aluminum                      1,900              69
   Bombardier, Ser B                 142,600           1,270
   Magna International, Cl A          24,600           1,558
   MDS                                 8,800             104
   National Bank of Canada*           24,000             420
   Nortel Networks                   185,626           1,443
   Suncor Energy*                      4,700             141
   Telus*                            103,056           1,633
   Thomson                            58,600           1,689
                                                 -----------
                                                       8,822
                                                 -----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

CHINA -- 0.1%
   Huaneng Power International       544,000     $       340
   PetroChina                        850,000             145
   Qingling Motors                   792,000             137
                                                 -----------
                                                         622
                                                 -----------
DENMARK -- 0.2%
   Danisco A/S                        51,513           1,840
                                                 -----------
FINLAND -- 2.2%
   Nokia Oyj                         862,485          20,156
   Nokia Oyj ADR                      14,200             327
   Stora Enso Oyj                    344,470           4,395
   UPM-Kymmene Oyj                    38,400           1,298
                                                 -----------
                                                      26,176
                                                 -----------
FRANCE -- 8.6%
   Accor                             112,617           3,731
   Air Liquide                         8,000           1,135
   Aventis                           134,479           9,392
   Aventis                           149,587          10,447
   Bouygues                           94,960           3,274
   Carrefour                         196,635          10,186
   Castorama Dubois Investissements  165,003           7,912
   Cie de Saint-Gobain                19,158           2,794
   Groupe Danone                      37,857           4,376
   LVMH Moet Hennessy Louis Vuitton   12,700             516
   Michelin, Cl B                     26,700             873
   Pechiney, Cl A                     14,800             722
   Peugeot                            13,200             559
   Pinault-Printemps-Redoute          38,055           5,005
   Sanofi-Synthelabo                 153,798          10,659
   Schneider Electric                 33,400           1,528
   Societe BIC                         4,300             142
   Societe Generale, Cl A             12,600             686
   Societe Television Francaise 1     65,500           1,591
   TotalFinaElf                      119,271          15,218
   Valeo                             176,388           6,673
   Vivendi Universal                  71,827           3,676
                                                 -----------
                                                     101,095
                                                 -----------
GERMANY -- 5.4%
   Aixtron                            20,400             499
   Allianz                            32,912           7,750
   Bayer                              41,559           1,343
   Bayerische Motoren Werke           33,200           1,100
   DaimlerChrysler                    68,500           2,877
   Deutsche Bank                      18,900           1,224
   Deutsche Telekom                  573,910           9,645
   E.ON                              213,828          10,760

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  41

SCHEDULE OF INVESTMENTS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Epcos                              13,500     $       629
   Infineon Technologies              23,300             453
   Infineon Technologies ADR           6,800             133
   Metro                              39,100           1,330
   Muenchener Rueckversicherungs      70,358          18,994
   SAP                                28,744           3,563
   Siemens                            61,618           3,636
                                                 -----------
                                                      63,936
                                                 -----------
GREECE -- 0.1%
   Coca-Cola Hellenic Bottling*        9,631             141
   Hellenic Telecommunications
     Organization*                    28,900             490
                                                 -----------
                                                         631
                                                 -----------
HONG KONG -- 2.7%
   Amoy Properties                   500,000             507
   Cheung Kong Holdings              384,000           3,718
   China Mobile*                   1,149,600           4,076
   CLP Holdings                      327,000           1,266
   CNOOC                             147,500             139
   DAH Sing Financial                 76,400             343
   Denway Motors                   1,088,000             328
   Esprit Holdings                   227,915             256
   Giordano International            482,000             219
   Hang Seng Bank                    131,000           1,419
   Henderson Investment              635,000             505
   Hong Kong & China Gas             539,500             678
   Hong Kong Electric Holdings       164,500             602
   Hongkong Land Holdings          1,104,050           1,910
   Hutchison Whampoa                 857,600           7,945
   Johnson Electric Holdings       1,000,000           1,135
   Legend Holdings                   328,000             143
   Li & Fung                         912,000           1,017
   SCMP Group                        238,000             125
   Shangri-La Asia                   734,000             454
   Sun Hung Kai Properties           396,200           2,921
   Swire Pacific, Cl A               343,000           1,667
   Wheelock                          368,000             300
   Wing Hang Bank                     58,500             180
                                                 -----------
                                                      31,853
                                                 -----------
IRELAND -- 0.4%
   Allied Irish Banks                126,000           1,311
   CRH                               133,660           2,214
   Elan ADR*                          12,200             540
   Irish Life & Permanent             48,000             537
                                                 -----------
                                                       4,602
                                                 -----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
ITALY -- 1.9%
   Assicurazioni Generali*            73,500     $     2,017
   Banca Nazionale del Lavoro*       582,758           1,310
   ENI-Ente Nazionale Idrocarburi*   664,586           7,813
   Fiat                              159,658           2,652
   IntesaBci*                        587,388           1,428
   Telecom Italia*                   643,507           3,255
   TIM                               660,333           3,731
                                                 -----------
                                                      22,206
                                                 -----------
JAPAN -- 20.8%
   Acom                               20,600           1,673
   Aderans                            13,000             431
   Advantest                          23,800           1,519
   Aeon                               86,000           1,809
   Aiful                              37,500           2,893
   Aisin Seiki                        50,000             538
   Amada                             161,000             749
   Amano                              83,000             502
   Anritsu                            32,000             324
   Aruze                               9,100             214
   Asahi Glass                       120,000             701
   Asahi Kasei                       265,000             979
   Asatsu-DK                          34,500             727
   Avex                               13,900             440
   Benesse                             5,000             146
   Bridgestone                        54,000             601
   C&S                                38,700           1,047
   Canon                             341,941          11,581
   Chubu Electric Power               29,900             571
   Chudenko                           41,000             629
   Chugai Pharmaceutical              70,000             940
   Credit Saison                      65,700           1,441
   Daiichi Pharmaceutical             39,000             839
   Daiwa House Industry              102,000             621
   Daiwa Securities Group            552,000           3,708
   Denso                              55,000             824
   Don Quijote                        15,700             961
   FamilyMart                         37,000             753
   Fuji Heavy Industries             169,000             714
   Fuji Photo Film                   193,000           6,646
   Fujikura                          180,000             822
   Fujisawa Pharmaceutical            16,000             366
   Fujitsu                           397,000           3,283
   Furukawa Electric                  18,000             108
   Goodwill Group                         83             222
   Hirose Electric                    35,300           2,864
   Hitachi                           494,000           3,651
   Hitachi Metals                    179,000             560
   Honda Motor                        42,100           1,597
   Hosiden                            28,000             516

--------------------------------------------------------------------------------
42  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hoya                               16,700     $     1,099
   Ito-Yokado                         11,000             494
   Itochu                            371,000             979
   Jafco                              13,800           1,010
   Japan Airlines                    249,000             667
   Japan Airport Terminal            100,000             809
   Japan Energy                    1,054,000           1,498
   Japan Tobacco                         380           2,491
   JSR                                90,000             574
   Kamigumi                          204,000             853
   Kao                                29,000             619
   KDDI                                   49             123
   Keyence                             5,200             918
   Kirin Brewery                     135,000             980
   Kokusai Securities                 87,000             578
   Konami                             34,000           1,152
   Kyocera                            39,300           2,943
   Lawson                             39,600           1,290
   Mabuchi Motor                      11,700             960
   Marubeni*                         540,000             461
   Marui                              45,000             590
   Matsushita Communication           14,300             516
   Matsushita Electric Industrial    374,000           4,967
   Matsushita Electric Works          53,000             467
   Meitec                             19,000             520
   Mitsubishi Electric               370,000           1,557
   Mitsubishi Estate                 173,000           1,478
   Mitsubishi Gas Chemical           342,000             661
   Mitsubishi Heavy Industries       465,000           1,288
   Mitsubishi Motors*                305,000             587
   Mitsubishi Pharma                  21,000             246
   Mitsui Chemicals                   95,000             305
   Mitsui Fudosan                    246,000           2,246
   Mitsui Mining & Smelting          245,000             784
   Mitsui Sumitomo Insurance         759,000           3,779
   Mizuho Holdings                       118             297
   Mori Seiki                         65,000             480
   Murata Manufacturing               65,400           4,425
   Namco*                             44,000             829
   NEC                               241,000           2,451
   NGK Spark Plug                    119,000             928
   Nichicon                           92,100           1,002
   Nikko Cordial                     154,000             813
   Nikon                              92,000             826
   Nintendo                           28,200           4,867
   Nippon Broadcasting Systems        20,000             609
   Nippon Express                    251,000             905
   Nippon Sheet Glass                421,000           1,809
   Nippon System Development          17,900             807
   Nippon Telegraph & Telephone        2,138           8,856
   Nippon Television Network           1,340             324
   Nissan Motor                    1,564,000           7,723
   Nitto Denko                        49,000           1,039
   Nomura Holdings                   262,000           3,639

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   NTT Docomo                            723     $     9,338
   Obic                                2,500             517
   ORIX                               21,000           2,021
   Osaka Gas                         266,000             696
   Pioneer                            86,400           2,084
   Promise                            31,000           1,795
   Rohm                               76,240          10,366
   Sanken Electric                    93,000             449
   Sankyo                            248,000           4,321
   Santen Pharmaceutical              66,000             836
   Secom                              27,000           1,500
   Sekisui House                     326,000           2,489
   Sharp                             296,000           3,842
   Shimachu                           29,000             461
   Shimamura                             400              25
   Shin-Etsu Chemical                 59,000           2,233
   Shionogi                          107,000           1,838
   Shiseido                           87,000             844
   SMC                                 8,100             819
   Sony                              128,800           6,078
   Sony ADR                            5,800             277
   Sumitomo                          115,000             630
   Sumitomo Electric Industries      243,000           2,025
   Sumitomo Mitsui Banking            78,000             424
   Sumitomo Realty & Developmnt      145,000             826
   Sumitomo Special Metals            25,000             134
   Suzuki Motor                      108,000           1,109
   Taisho Pharmaceutical              39,000             689
   Taiyo Yuden                         2,000              31
   Takeda Chemical Industries         34,000           1,552
   Takefuji                           67,800           5,479
   TDK                                30,900           1,569
   Teijin                            281,000           1,041
   Terumo                             49,000             643
   Tokai Rubber Industries           122,000             793
   Tokio Marine & Fire Insurance      76,000             602
   Tokyo Electric Power               23,700             546
   Tokyo Electron                    108,900           5,785
   Tokyo Gas                         638,000           1,741
   Tokyo Style                        51,000             443
   Toppan Forms                       41,200             753
   Toppan Printing                   230,596           2,107
   Toray Industries                  335,000             917
   Toyo Engineering*                 615,000             764
   Toyo Seikan Kaisha                141,000           1,858
   Toyota Motor                      233,200           5,966
   Trend Micro*                        8,000             209
   UFJ Holdings*                         214             707
   Ushio                             205,000           2,565
   Yamanouchi Pharmaceutical         269,000           7,560
   Yamatake                          100,000             853
                                                 -----------
                                                     245,778
                                                 -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  43

SCHEDULE OF INVESTMENTS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
MEXICO -- 0.4%
   America Movil ADR                  77,100     $     1,338
   Telefonos de Mexico ADR*           85,900           2,878
                                                 -----------
                                                       4,216
                                                 -----------
NETHERLANDS -- 7.6%
   ABN Amro Holding                  119,636           1,944
   Aegon                             187,509           4,995
   Akzo Nobel                        265,344          11,963
   ASML Holding*                      83,800           1,478
   CSM                                85,253           1,688
   Fortis                             67,847           1,583
   Hagemeyer                          57,100             976
   Heineken                           69,250           2,573
   Heineken Holding, Cl A             40,375           1,121
   ING Groep                         403,148          10,541
   Koninklijke Ahold                  97,562           2,883
   Koninklijke Philips Electronics   230,487           6,292
   Royal Dutch Petroleum             184,423           8,917
   Royal Dutch Petroleum, NY Shares    1,400              68
   Royal KPN*                        140,175             640
   TPG                               510,891          10,430
   Unilever                           78,747           4,484
   VNU                               411,654          13,269
   Wolters Kluwer                    172,241           3,732
                                                 -----------
                                                      89,577
                                                 -----------
NEW ZEALAND -- 0.1%
   Baycorp Holdings                   42,783             198
   Fisher & Paykel Appliances
     Holdings*                        14,473             57
   Fletcher Building                 186,116             222
   Warehouse Group                    93,918             268
                                                 -----------
                                                         745
                                                 -----------
NORWAY -- 0.7%
   Statoil ASA*                    1,229,084           7,980
                                                 -----------
PORTUGAL -- 0.2%
   Electricidade de Portugal         861,638           1,975
                                                 -----------
SINGAPORE -- 1.0%
   Datacraft Asia*                     9,228              20
   DBS Group                         165,375           1,030
   DBS Group ADR*                    212,000           1,320
   Fraser & Neave                     62,000             251
   Keppel Land                       285,000             257
   Oversea-Chinese Banking            77,000             450
   Parkway Holdings                  512,000             263

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Singapore Airlines                106,000     $       544
   Singapore Press Holdings           51,000             529
   Singapore Technologies
     Engineering                     809,000             892
   Singapore Telecommunications    2,978,000           2,862
   Singapore Telecommunications
     CDR*                            253,920             240
   United Overseas Bank              427,040           2,682
   Venture Manufacturing Singapore    55,000             357
                                                 -----------
                                                      11,697
                                                 -----------
SOUTH KOREA -- 1.3%
   Korea Telecom ADR                 121,884           2,834
   Pohang Iron & Steel ADR            43,131             914
   Samsung Electronics GDR           124,856          11,892
                                                 -----------
                                                      15,640
                                                 -----------
SPAIN -- 1.5%
   Altadis                            25,500             412
   Banco Bilbao Vizcaya Argentaria   148,800           1,831
   Iberdrola                         149,496           1,919
   Inditex*                           53,400           1,030
   Telefonica*                       925,702          12,508
                                                 -----------
                                                      17,700
                                                 -----------
SWEDEN -- 3.0%
   Assa Abloy, Cl B                   83,200           1,160
   Atlas Copco                       391,409           8,206
   Foreningssparbanken               392,366           4,425
   Nordea                            368,516           1,828
   Securitas                         520,279           9,276
   Svenska Handelsbanken              56,000             750
   Telefonaktiebolaget LM
     Ericsson                      1,735,957           9,586
   Telefonaktiebolaget LM
     Ericsson ADR                     25,600             140
                                                 -----------
                                                      35,371
                                                 -----------
SWITZERLAND -- 8.1%
   Adecco                            139,943           7,223
   Compagnie Financiere Richemont    266,417           5,048
   Credit Suisse Group*              149,247           5,755
   Holcim, Cl B                       20,335           4,186
   Nestle, Cl B                       37,283           7,686
   Novartis                          370,155          12,992
   Roche Holding                     198,269          14,177
   STMicroelectronics                 27,800             943
   STMicroelectronics, NY Shares      19,500             656
   Swiss Reinsurance                  49,770           5,017
   Swisscom                            4,473           1,217
   Syngenta*                         160,872           8,157
   UBS*                              290,580          14,425
   Zurich Financial Services          32,782           8,350
                                                 -----------
                                                      95,832
                                                 -----------

--------------------------------------------------------------------------------
44  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
TAIWAN -- 0.3%
   Taiwan Semiconductor Manufacturing
     ADR*                            215,616     $     3,435
   United Microelectronics ADR*       70,172             547
                                                 -----------
                                                       3,982
                                                 -----------
UNITED KINGDOM -- 23.1%
   Allied Domecq                   1,080,871           5,850
   Associated British Foods          233,107           1,705
   AstraZeneca                       297,116          13,229
   AstraZeneca ADR                     1,200              54
   BAA                               167,325           1,409
   BAE Systems                     3,859,084          17,556
   Barclays                          152,112           4,664
   BG Group                          185,800             699
   BHP Billiton                      105,800             508
   BOC Group                         164,147           2,486
   BP                                429,326           3,175
   Brambles Industries*              481,341           2,334
   British Airways                   155,000             450
   British American Tobacco          455,677           3,672
   BT Group                        2,064,179           8,154
   Bunzl                             219,205           1,479
   Cadbury Schweppes               1,390,228           8,823
   Centrica                        2,198,317           6,678
   Colt Telecom Group*               380,837             752
   Compass Group                   1,495,462          10,717
   Diageo                            346,448           3,705
   GKN                               538,704           2,147
   GlaxoSmithKline                   832,188          20,887
   Granada                           259,550             518
   GUS                               362,667           3,232
   Hays                              818,892           2,371
   HBOS                               74,800             880
   HSBC Holdings                     478,159           5,762
   Imperial Tobacco Group            290,250           3,436
   Innogy Holdings                   503,207           1,430
   J Sainsbury                       633,700           3,253
   Lattice Group                   1,094,168           2,372
   Lloyds TSB Group                  675,975           6,960
   Marks & Spencer                 1,199,314           5,961
   mmO2*                             512,650             594
   National Grid Group                99,500             629
   Pearson                           422,734           4,986
   Prudential                        311,257           3,393
   Reed International              2,164,506          18,212
   Rentokil Initial                  749,769           2,727
   Reuters Group                     148,300           1,440
   RMC Group                         196,311           1,750

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Rolls-Royce                       337,820     $       784
   Royal Bank of Scotland Group      250,806           5,812
   Scottish & Southern Energy        346,041           3,037
   Shell Transport & Trading       1,844,932          12,734
   Shire Pharmaceuticals*             60,200             717
   Smiths Group                      191,520           1,803
   Standard Chartered                682,227           7,832
   Tate & Lyle                       292,415           1,409
   Unilever                        1,134,281           9,164
   Vodafone Group                 12,605,154          32,357
   Wolseley                          308,835           2,218
   WPP Group                         460,360           4,497
                                                 -----------
                                                     273,403
                                                 -----------
Total Foreign Common Stock
   (Cost $1,147,017)                               1,099,244
                                                 -----------
FOREIGN PREFERRED STOCK -- 0.1%
   News Corporation                  127,264             831
                                                 -----------
Total Foreign Preferred Stock
   (Cost $767)                                           831
                                                 -----------
FOREIGN CONVERTIBLE BONDS -- 0.3%
   Capcom CV to 301.0869 Shares
     1.000%, 09/30/05            JPY  76,000             754
   Fuji International Finance
     Bermuda Trust
     CV to 2.3450 Shares
     0.250%, 02/01/02            JPY 114,000             408
   Hellenic Finance  CV to 301.0869
     Shares
     2.000%, 08/02/05            EUR     172             169
   MBL International Finance
     Bermuda CV to 73.4214 Shares
     3.000%, 11/30/02                 $  406             409
   Sanwa International Finance
     Bermuda Trust  CV to 4.0000
     Shares (B)
     1.250%, 08/01/05            JPY 135,000             587
   TB Finance  CV to  2.4800
     Shares
     0.000%, 10/01/04            JPY 140,000             590
   UFJ International Finance
     Trust CV to 1.5408
     Shares (B)
     0.000%, 07/31/14            JPY 123,000             664
                                                 -----------
Total Foreign Convertible Bonds
   (Cost $5,552)                                       3,581
                                                 -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  45

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

--------------------------------------------------------------------------------
                                  Face Amount   Market Value
Description                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills (A)
     2.313%, 02/28/02                $ 3,725     $     3,709
                                                 -----------
Total U.S. Treasury Obligation
   (Cost $3,702)                                       3,709
                                                 -----------
TIME DEPOSIT -- 0.0%
   Jardine Fleming Time Deposit
     1.750%, 12/03/01                    100             100
                                                 -----------
Total Time Deposit
   (Cost $100)                                           100
                                                 -----------
REPURCHASE AGREEMENTS -- 4.4%
   Morgan Stanley Dean Witter
     2.070%, dated 11/30/01, matures
     12/03/01, repurchase price
     $48,592,752 (collateralized by
     U.S. Government obligations,
     total market value:
    $49,802,712)                      48,584          48,584
   State Street
     1.000%, dated 11/30/01, matures
     12/03/01, repurchase price
     $3,592,299 (collateralized by
     U.S. Government obligations,
     total market value: $3,675,820)   3,592           3,592
                                                 -----------
Total Repurchase Agreements
   (Cost $52,176)                                     52,176
                                                 -----------
Total Investments -- 98.3%
   (Cost $1,209,314)                             $ 1,159,641
                                                 ===========

*   Non-Income Producing Security
(A) Security, or a portion thereof, is pledged as collateral on open futures contracts.
(B) Securities sold within the terms of private placement memorandum, exempt from registration under Section 144a of the Securities Exchange Act of 1933, as amended, and may be sold only to dealers in that program or other investors.
ADR -- American Depositary Receipt
CDR -- Continental Depositary Receipt
Cl -- Class
CV -- Convertible Security
EUR -- Euro
GDR -- Global Depositary Receipt
JPY -- Japanese Yen
Ser -- Series
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
46  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

Statements of Assets and Liabilities ($ Thousands)


November 30, 2001 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                CORE FIXED    INTERNATIONAL
                                                                                               INCOME FUND     EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS:
   Investments at value (Cost $2,201,608 and $1,209,314, respectively)                          $2,247,840       $1,159,641
   Foreign Currency (Cost $--and $10,267, respectively)                                                 --           10,367
   Receivable for investment securities sold                                                       199,839            7,429
   Receivable for capital shares sold                                                              149,342           43,383
   Income receivable                                                                                21,550            3,875
   Receivable for foreign currency contracts                                                            --            1,136
   Other receivables                                                                                   333               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                  2,618,904        1,225,831
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for investment securities purchased                                                     454,651           11,395
   Payable to Custodian                                                                                236              410
   Distribution payable                                                                                 11               --
   Payable for foreign currency contracts                                                               --            1,140
   Payable for capital shares redeemed                                                                  --           31,844
   Payable for investment advisory fees                                                                138              646
   Options written, at fair value (premium received $(2,696))                                        2,350               --
   Accrued expenses payable                                                                            385              320
   Other payables                                                                                    1,453              125
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                               459,224           45,880
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                $2,159,680       $1,179,951
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   Fund Shares
     (unlimited authorization -- no par value)
     based on 202,969,508 and 131,567,831
     outstanding shares of beneficial interest, respectively                                    $2,054,184       $1,450,450
   Undistributed net investment income                                                                 646           12,004
   Accumulated net realized gain (loss) on investments and option contracts                         57,425         (232,567)
   Net unrealized appreciation on futures                                                              847              230
   Net unrealized depreciation on forward foreign currency contracts, foreign currency and translation of other assets and liabilities
     in foreign currency                                                                                --             (493)
   Net unrealized appreciation (depreciation) on investments and option contracts                   46,578          (49,673)
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                $2,159,680       $1,179,951
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share                                            $10.64            $8.97
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  47

Statements of Operations ($ Thousands)

For the six-month period ended November 30, 2001 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                               LARGE CAP    LARGE CAP                          CORE    INTERNATIONAL
                                                 LARGE CAP         VALUE       GROWTH      SMALL CAP   FIXED INCOME           EQUITY
                                                      FUND          FUND         FUND           FUND           FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                     $  19,562       $ 3,211        $ 549        $ 5,305       $     --        $  8,868
   Interest Income                                   1,063           212          180          1,010         65,694             221
   Less: Foreign Taxes Withheld                        (51)           (1)          (9)           (17)            --            (977)
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                          20,574         3,422          720          6,298         65,694           8,112
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                     799            86           62            270            543             284
   Investment Advisory Fees                          6,390           603          493          3,512          3,269           2,900
   Custodian Fees                                      138            48           13             22             49             472
   Transfer Agent Fees                                  37             7            3             10             10              13
   Professional Fees                                    32            12            3             10             17              12
   Registration Fees                                    51             3            8             36             13              30
   Printing Fees                                        11             6            1              7             10              15
   Trustee Fees                                         15            --           --              3              3               7
   Organizational Fees                                  --            --           --             --             --               1
   Miscellaneous Fees                                    3             1            1              1              3               3
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    7,476           766          584          3,871          3,917           3,737
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                  (799)          (86)         (62)          (270)          (543)           (284)
     Investment Advisory Fees                       (2,524)         (197)        (177)          (683)        (1,411)           (723)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                      4,153           483          345          2,918          1,963           2,730
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                               16,421         2,939          375          3,380         63,731           5,382
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                        (184,189)(1)    (1,178)     (33,160)       (53,560)        31,838        (157,107)
   Net Realized Gain (Loss) from
     Futures Contracts                               6,587          (353)         134         (7,962)        (1,373)            224
   Net Realized Gain from Option Contracts              --            --           --             --          1,467              --
   Net Realized Loss on Foreign Currency
     Contracts and Foreign Currency
     Transactions                                       --            --           --             --             --            (111)
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments and Option Contracts             (158,289)      (26,560)       2,808        (23,883)         3,044          (3,992)
   Net Change in Unrealized Appreciation
     (Depreciation) on Futures Contracts            (1,284)          (20)        (184)         4,008         (1,109)           (272)
   Net Change in Unrealized Depreciation
     on Forward Foreign Currency Contracts,
     Foreign Currencies, and Translation of
     Other Assets and Liabilities Denominated
     in Foreign Currencies                              --            --           --             --             --             (25)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $(320,754)     $(25,172)    $(30,027)      $(78,017)       $97,598       $(155,901)
------------------------------------------------------------------------------------------------------------------------------------
(1) Includes realized loss of $16,871 due to in-kind redemption (see note 10).
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
48  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

Statements of Changes in Net Assets ($ Thousands)


For the periods ended November 30, 2001 (Unaudited) and May 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       LARGE CAP                   LARGE CAP
                                                    LARGE CAP FUND                     VALUE FUND                 GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                6/1/01          6/1/00          6/1/01        6/1/00         6/1/01         6/1/00
                                              to 11/30/01     to 5/31/01      to 11/30/01    to 5/31/01    to 11/30/01    to 5/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                      $  16,421      $   32,579       $  2,939      $  5,085       $    375      $    724
   Net Realized Loss from Security
     Transactions and Futures Contracts        (177,602)(1)    (206,642)        (1,531)       (1,217)       (33,026)      (62,128)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and
     Futures Contracts                         (159,573)       (195,173)       (26,580)       24,262          2,624       (12,607)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations                (320,754)       (369,236)       (25,172)       28,130        (30,027)      (74,011)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net Investment Income                        (17,296)        (31,551)        (2,912)       (4,855)          (390)         (727)
   Net Realized Gains                                --        (146,792)            --          (188)            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                          (17,296)       (178,343)        (2,912)       (5,043)          (390)         (727)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Issued                                       410,742       1,015,232(3)      46,814(3)    132,046(3)      68,630(3)    125,488(3)
   In Lieu of Cash Distributions                 17,268         178,043          2,912         5,043            390           727
   Redeemed                                    (469,348)(2)    (378,249)       (22,986)      (27,746)       (23,628)      (31,322)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from
     Capital Share Transactions                 (41,338)        815,026         26,740       109,343         45,392        94,893
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                   (379,388)        267,447         (1,344)      132,430         14,975        20,155
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                        3,451,673       3,184,226        350,978       218,548        252,555       232,400
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                             $3,072,285      $3,451,673       $349,634      $350,978       $267,530      $252,555
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   Issued                                        28,731          59,632(3)       4,415(3)     12,364(3)      11,525(3)     16,390(3)
   In Lieu of Cash Distributions                  1,192          10,080            283           485             68            75
   Redeemed                                     (31,748)(2)     (21,583)        (2,148)       (2,575)        (3,752)       (3,462)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares
     Outstanding                                 (1,825)         48,129          2,550        10,274          7,841        13,003
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are zero or have been rounded to zero.
(1) Includes realized loss of $16,871 due to in-kind redemption (see note 10).
(2) Includes redemptions as a result of in-kind transfers of securities (see note 10).
(3) Includes subscriptions as a result of in-kind transfers of securities (see note 10).

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  49

Statements of Changes in Net Assets ($ Thousands)


For the periods ended November 30, 2001 (Unaudited) and May 31, 2001

-----------------------------------------------------------------------------------------------------------------
                                                                                            CORE
                                                         SMALL CAP FUND               FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------
                                                    6/1/01          6/1/00         6/1/01           6/1/00
                                                  to 11/30/01     to 5/31/01     to 11/30/01      to 5/31/01
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                           $  3,380       $  5,314       $   63,731      $  142,558
   Net Realized Gain (Loss) from Security
     Transactions, Option and Futures Contracts     (61,522)        10,140           31,932          58,487
   Net Realized Loss on Foreign Currency Contracts
     and Foreign Currency Transactions                   --             --               --              --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Options
     and Futures Contracts                          (19,875)        50,272            1,935          85,708
   Net Change in Unrealized Depreciation
     on Forward Foreign Currency Contracts,
     Foreign Currencies, and Translation of
     Other Assets and Liabilities Denominated
     in Foreign Currency                                 --             --               --              --
-----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations                     (78,017)        65,726           97,598         286,753
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net Investment Income                             (3,248)        (5,363)         (63,068)       (142,614)
   Net Realized Gains                                    --        (91,672)              --              --
-----------------------------------------------------------------------------------------------------------------
   Total Distributions                               (3,248)       (97,035)         (63,068)       (142,614)
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Issued                                           393,358(1)     154,742          373,140         482,618
   In Lieu of Cash Distributions                      3,117         91,758           62,976         142,461
   Redeemed                                         (83,972)      (132,197)        (442,440)       (637,559)
-----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from
     Capital Share Transactions                     312,503        114,303           (6,324)        (12,480)
-----------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                        231,238         82,994           28,206         131,659
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                              857,278        774,284        2,131,474       1,999,815
-----------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                 $1,088,516       $857,278       $2,159,680      $2,131,474
-----------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   Issued                                            30,366(1)      11,734           35,046          47,068
   In Lieu of Cash Distributions                        266          7,443            5,878          13,864
   Redeemed                                          (6,846)       (10,018)         (41,201)        (61,426)
-----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding     23,786          9,159             (277)           (494)
-----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                          INTERNATIONAL
                                                            EQUITY FUND
-------------------------------------------------------------------------------
                                                      6/1/01          6/1/00
                                                    to 11/30/01     to 5/31/01
-------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                             $   5,382       $  20,030
   Net Realized Gain (Loss) from Security
     Transactions, Option and Futures Contracts       (156,883)        (70,259)
   Net Realized Loss on Foreign Currency Contracts
     and Foreign Currency Transactions                    (111)         (1,340)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Options
     and Futures Contracts                              (4,264)       (180,041)
   Net Change in Unrealized Depreciation
     on Forward Foreign Currency Contracts,
     Foreign Currencies, and Translation of
     Other Assets and Liabilities Denominated
     in Foreign Currency                                   (25)           (358)
-------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations                       (155,901)       (231,968)
-------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net Investment Income                                    --         (15,977)
   Net Realized Gains                                       --         (69,465)
-------------------------------------------------------------------------------
   Total Distributions                                      --         (85,442)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Issued                                              255,519         360,563
   In Lieu of Cash Distributions                         1,719          85,090
   Redeemed                                           (112,216)       (124,119)
-------------------------------------------------------------------------------
   Net Increase (Decrease) from
     Capital Share Transactions                        145,022         321,534
-------------------------------------------------------------------------------
   Total Increase (Decrease)                           (10,879)          4,124
-------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                               1,190,830       1,186,706
-------------------------------------------------------------------------------
   END OF PERIOD                                    $1,179,951      $1,190,830
-------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   Issued                                               28,533          31,177
   In Lieu of Cash Distributions                           178           7,321
   Redeemed                                            (12,341)        (10,479)
-------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding        16,370          28,019
-------------------------------------------------------------------------------

(1)Includes subscriptions as a result of in-kind transfers of securities (see note 10).
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
50  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001




Financial Highlights


For the periods ended November 30, 2001 (Unaudited) and May 31,
For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------------

                                                              Net Realized
                                                                       and                            Distributions
                              Net Asset                         Unrealized        Distributions                from
                                 Value,             Net              Gains             from Net            Realized        Net Asset
                              Beginning      Investment           (Losses)           Investment             Capital       Value, End
                              of Period          Income      on Securities               Income               Gains        of Period
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
   2001*                         $16.31           $0.08             $(1.66)              $(0.08)            $    --           $14.65
   2001                           19.48            0.17              (2.35)               (0.17)              (0.82)           16.31
   2000                           18.82            0.20               1.48                (0.19)              (0.83)           19.48
   1999                           16.35            0.20               2.88                (0.20)              (0.41)           18.82
   1998                           12.66            0.18               3.98                (0.18)              (0.29)           16.35
   1997(1)                        10.00            0.17               2.63                (0.14)                 --            12.66
LARGE CAP VALUE FUND
   2001*                         $11.20           $0.09             $(0.88)              $(0.09)            $    --           $10.32
   2001                           10.38            0.19               0.84                (0.20)              (0.01)           11.20
   2000(2)                        10.00            0.06               0.34                (0.02)                 --            10.38
LARGE CAP GROWTH FUND
   2001*                         $ 6.95           $0.01             $(0.89)              $(0.01)            $    --           $ 6.06
   2001                            9.96            0.03              (3.01)               (0.03)                 --             6.95
   2000(3)                        10.00            0.01              (0.04)               (0.01)                 --             9.96
SMALL CAP FUND
   2001*                         $13.02           $0.04             $(0.87)              $(0.04)            $    --           $12.15
   2001                           13.66            0.08               0.96                (0.09)              (1.59)           13.02
   2000                           11.35            0.09               2.30                (0.08)                 --            13.66
   1999                           13.12            0.03              (0.89)               (0.04)              (0.87)           11.35
   1998                           10.86            0.07               2.78                (0.07)              (0.52)           13.12
   1997(1)                        10.00            0.06               0.85                (0.05)                 --            10.86
CORE FIXED INCOME FUND
   2001*                         $10.49           $0.26             $ 0.15               $(0.26)            $    --           $10.64
   2001                            9.82            0.66               0.67                (0.66)                 --            10.49
   2000                           10.22            0.61              (0.40)               (0.61)                 --             9.82
   1999                           10.57            0.62              (0.18)               (0.63)              (0.16)           10.22
   1998                           10.13            0.64               0.50                (0.64)              (0.06)           10.57
   1997(1)                        10.00            0.64               0.17                (0.64)              (0.04)           10.13
INTERNATIONAL EQUITY FUND
   2001*                         $10.34           $0.04             $(1.41)             $    --             $    --           $ 8.97
   2001                           13.61            0.17              (2.56)               (0.16)              (0.72)           10.34
   2000                           11.58            0.24               2.40                (0.14)              (0.47)           13.61
   1999                           11.35            0.10               0.65                (0.17)              (0.35)           11.58
   1998                           10.69            0.19               0.86                (0.16)              (0.23)           11.35
   1997(1)                        10.00            0.14               0.61                (0.05)              (0.01)           10.69





                                                                                                        Ratio of Net
                                                                                         Ratio of         Investment
                                                                Ratio of Net             Expenses             Income
                                                   Ratio of       Investment           to Average         to Average
                              Net Assets           Expenses           Income           Net Assets         Net Assets     Portfolio
               Total       End of Period         to Average       to Average           (Excluding         (Excluding      Turnover
              Return+       ($Thousands)         Net Assets       Net Assets             Waivers)           Waivers)          Rate
------------------------------------------------------------------------------------------------------------------------------------

LARGE CAP FUND
   2001*       (9.69)%        $3,072,285               0.26%            1.03%                0.47%              0.82%           42%
   2001       (11.54)          3,451,673               0.26             0.98                 0.48               0.76           107
   2000         9.10           3,184,226               0.26             1.12                 0.48               0.90            64
   1999        19.40           1,669,945               0.26             1.16                 0.48               0.94            60
   1998        33.36           1,149,337               0.32             1.28                 0.50               1.10            72
   1997        28.22             438,818               0.34             1.65                 0.53               1.46            71
LARGE CAP VALUE FUND
   2001*       (7.06)%        $  349,634               0.28%            1.70%                0.44%              1.54%           22%
   2001        10.04             350,978               0.28             1.86                 0.46               1.68           104
   2000(2)      4.00             218,548               0.28             2.47                 0.46               2.29            21
LARGE CAP GROWTH FUND
   2001*      (12.66)%        $  267,530               0.28%            0.30%                0.47%              0.11%           38%
   2000       (30.08)            252,555               0.28             0.31                 0.50               0.09           107
   2000(3)     (0.24)            232,400               0.28             0.58                 0.51               0.35            13
SMALL CAP FUND
   2001*       (6.40)%        $1,088,516               0.54%            0.63%                0.72%              0.45%           63%
   2001         8.39             857,278               0.54             0.63                 0.73               0.44           154
   2000        21.06             774,284               0.53             0.73                 0.73               0.53           159
   1999        (5.81)            338,839               0.54             0.33                 0.73               0.14           154
   1998        26.68             302,355               0.59             0.61                 0.75               0.45           120
   1997         9.18             123,941               0.60             0.70                 0.79               0.51           163
CORE FIXED INCOME FUND
   2001*        4.40%         $2,159,680               0.18%            6.03%                0.36%              5.85%          176%
   2001        13.92           2,131,474               0.18             6.47                 0.37               6.28           399
   2000         2.07           1,999,815               0.18             6.20                 0.40               5.98           383
   1999         4.15           1,046,367               0.18             5.81                 0.41               5.58           393
   1998        11.60             763,236               0.20             6.13                 0.41               5.92           324
   1997         8.28             349,304               0.21             6.60                 0.42               6.39           194
INTERNATIONAL EQUITY FUND
   2001*      (13.25)%        $1,179,951               0.48%            0.95%                0.66%              0.77%           53%
   2001       (18.21)          1,190,830               0.48             1.68                 0.67               1.49            71
   2000        22.82           1,186,706               0.43             1.08                 0.64               0.87            74
   1999         6.93             690,389               0.43             1.40                 0.66               1.17            82
   1998        10.40             554,421               0.53             2.21                 0.70               2.04           109
   1997(1)      7.56             384,663               0.63             1.73                 0.82               1.54           120



 *  For the six month period ended November 30, 2001 (Unaudited). All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized. The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(1) Commenced operations on June 14, 1996. All ratios for the period have been annualized.
(2) Commenced operations on January 31, 2000. All ratios for the period have been annualized.
(3) Commenced operations on February 28, 2000. All ratios for the period have been annualized.
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  51

Notes to Financial Statements (Unaudited)



1. ORGANIZATION
SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with nine funds: The Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund", collectively, the "Funds") are each diversified operational Funds. The Emerging Markets Equity, International Fixed Income and High Yield Bond Funds are currently not operational.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the use of management estimates. Actual results could differ from the estimates.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Subject to the foregoing, other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the col-lateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Equity Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.


--------------------------------------------------------------------------------
52  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the period ended November 30, 2001. The Large Cap, Large Cap Value, Large Cap Growth, Small Cap, and International Equity Funds' investment in index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that counterparty to a contract may default on its obligation to perform.

OPTION SELLING/PURCHASING -- The Core Fixed Income Fund invests in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Large Cap, Large Cap Value, Large Cap Growth, Small Cap, and International Equity Funds may also invest in financial options contracts. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

MORTGAGE DOLLAR ROLLS -- The Core Fixed Income Fund may enter into mortgage dollar rolls (principally in securities referred to as TBAs or To Be Announced) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date.

SWAPS -- The Core Fixed Income Fund may enter into interest rate swaps which are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). Because under swap agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement.

STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, and the Small Cap Funds; declared daily and paid monthly for the Core Fixed Income Fund; and declared and paid at least annually for the International Equity Fund.

OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  53

NOTES TO FINANCIAL STATEMENTS (Unaudited)


The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on June 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.


3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 1, 1995. Under this Agreement, the Manager provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. The Manager has agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Manager.

The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a distribution agreement dated June 14, 1996 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.

SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, that is calculated daily and paid monthly, at an annual rate of 0.40% of the Large Cap and Large Cap Growth Fund's average daily net assets, at an annual rate of 0.35% of the Large Cap Value Fund's average daily net assets, at an annual rate of 0.65% of the Small Cap Fund's average daily net assets, at an annual rate of 0.30% of the Core Fixed Income Fund's average daily net assets and at an annual rate of 0.51% of the International Equity Fund's average daily net assets. SIMC has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC.

SIMC has entered into investment sub-advisory agreements with the following parties:


--------------------------------------------------------------------------------
                                                              Currently Managing
                                             Date of           a Portion of Fund
Investment Sub-Adviser                     Agreement                       (Y/N)
--------------------------------------------------------------------------------

LARGE CAP FUND
Alliance Capital Management L.P.            06/14/96                  Y
Deutsche Asset Management                   02/20/01                  Y
Duncan-Hurst Capital Management             12/12/00                  Y
Iridian Asset Management LLC                09/18/00                  Y
LSV Asset Management                        06/14/96                  Y
Peregrine Capital Management                12/07/00                  Y
Sanford C. Bernstein & Co.                  12/15/97                  Y
Transamerica Investment Management, LLC     09/17/01                  Y

LARGE CAP VALUE FUND
Deutsche Asset Management                   02/20/01                  Y
Iridian Asset Management LLC                09/18/00                  Y
LSV Asset Management                        06/22/99                  Y
Sanford C. Bernstein & Co.                  06/22/99                  Y

LARGE CAP GROWTH FUND
Alliance Capital Management L.P.            06/22/99                  Y
Duncan-Hurst Capital Management             12/12/00                  Y
Peregrine Capital Management                12/07/00                  Y
Transamerica Investment Management, LLC     09/17/01                  Y

SMALL CAP FUND
Artisan Partners Limited Partnership        03/26/99                  Y
Chartwell Investment Partners               08/18/00                  Y
David J. Green and Company, LLC             08/13/01                  Y
LSV Asset Management                        05/01/97                  Y
Mazama Capital Management, LLC              12/13/99                  Y
McKinley Capital Management, Inc.           10/30/00                  Y
Nicholas-Applegate Capital
Management, Inc.                            06/14/96                  N
RS Investment Management                    09/30/98                  Y
Sawgrass Asset Management, LLC              03/30/99                  Y
Security Capital Group, Inc.                09/14/99                  Y
Sterling Capital Management                 12/08/00                  Y
Wall Street Associates                      06/14/96                  N

CORE FIXED INCOME FUND
Black Rock, Inc.                            06/14/96                  Y
Robert W. Baird & Co., Inc.                 03/31/00                  Y
Western Asset Management Company            06/14/96                  Y

INTERNATIONAL EQUITY FUND
BlackRock International Ltd.                12/13/99                  Y
Capital Guardian Trust Company              06/29/98                  Y
Jardine Fleming International
Management, Inc.                            10/11/00                  Y
Martin Currie Inc.                          09/28/00                  Y
Morgan Stanley Investment
Management, Inc.                            10/01/01                  Y
Oechsle International Advisors, LLC         06/22/99                  Y


--------------------------------------------------------------------------------
54  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Funds (with the exception of the Large Cap Value and Large Cap Growth Funds) and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the initial shares outstanding at the time of redemption.

Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

The Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the period ended November 30, 2001 were $112,286.


5. FORWARD FOREIGN CURRENCY CONTRACTS
The International Equity Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.




The forward foreign currency contracts outstanding at November 30, 2001 are as follows:

--------------------------------------------------------------------------------
                                                             In       Unrealized
Maturity                           Contracts to        Exchange     Appreciation
  Dates                       (Deliver) Receive             For   (Depreciation)
--------------------------------------------------------------------------------
International Equity Fund:
FOREIGN CURRENCY SALES:
12/03/01-12/05/01        EUR           (204,320)    $ (181,213)         $(1,735)
12/05/01                 GBP           (628,315)      (893,463)          (2,523)
12/05/01                 JPY        (12,902,768)      (104,667)            (138)
                                                    ----------          -------
                                                    (1,179,343)          (4,396)
                                                    ----------          -------
FOREIGN CURRENCY PURCHASES:
12/04/01-12/05/01        EUR            862,646        767,193            5,212
12/03/01                 JPY          2,687,673         21,836               (6)
                                                    ----------          -------
                                                       789,029            5,206
                                                    ----------          -------
                                                                        $   810
                                                                        =======
CURRENCY LEGEND
EUR   Euro
GBP   British Pound Sterling
JPY   Japanese Yen


6. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities including U.S. Government securities, other than temporary cash investments during the period ended November 30, 2001, are as follows:

--------------------------------------------------------------------------------
                                     U.S. Gov't           Other          Total
                                   ($Thousands)    ($Thousands)   ($Thousands)
--------------------------------------------------------------------------------
LARGE CAP FUND
Purchases                              $     --      $1,318,946     $1,318,946
Sales                                        --       1,341,628      1,341,628

LARGE CAP VALUE FUND
Purchases                                    --         104,944        104,944
Sales                                        --          73,189         73,189

LARGE CAP GROWTH FUND
Purchases                                    --         154,410        154,410
Sales                                        --          89,359         89,359

SMALL CAP FUND
Purchases                                    --         920,374        920,374
Sales                                        --         638,572        638,572

CORE FIXED INCOME FUND
Purchases                             3,447,823         139,480      3,587,303
Sales                                 3,632,898         130,527      3,763,425

INTERNATIONAL EQUITY FUND
Purchases                                    --         688,205        688,205
Sales                                        --         578,416        578,416




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  55

NOTES TO FINANCIAL STATEMENTS (Unaudited)


For Federal income tax purposes, the cost of securities owned at November 30, 2001, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments, futures and option contracts held by the Funds at November 30, 2001, were as follows:

--------------------------------------------------------------------------------
                                                                           Net
                                                                    Unrealized
                      Appreciated             Depreciated         Appreciation
                       Securities              Securities        (Depreciation
                    ($ Thousands)           ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------

Large Cap Fund          $404,069               $(257,242)             $146,827

Large Cap Value Fund      32,547                 (28,496)                4,051

Large Cap Growth Fund     21,296                 (40,230)              (18,934)

Small Cap Fund           151,516                 (87,650)               63,866

Core Fixed Income Fund    96,659                 (49,234)               47,425

International Equity Fund 61,650                (111,093)              (49,443)


7. CONCENTRATION OF RISKS
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.


8. FUTURES CONTRACTS
The following Funds had Long (Short) futures contracts open as of November 30, 2001:

--------------------------------------------------------------------------------
                       Number       Contract                      Unrealized
Contract                   of          Value                      Gain (Loss)
Description         Contracts   ($Thousands)    Expiration       ($Thousands)
--------------------------------------------------------------------------------

LARGE CAP FUND
S&P 500 Composite
   Index                   10         $2,676      12/24/01               $174
S&P 500 Composite
   Index                   17          4,865      03/15/02                (14)
                                                                         ----
                                                                          160
                                                                         ----

LARGE CAP VALUE FUND
S&P 500 Composite
   Index                    7          1,845      12/24/01                150
S&P 500 Composite
   Index                   22          6,296      03/15/02                (18)
                                                                         ----
                                                                          132
                                                                         ----


--------------------------------------------------------------------------------
                       Number       Contract                       Unrealized
Contract                   of          Value                      Gain (Loss)
Description         Contracts   ($Thousands)    Expiration       ($Thousands)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
S&P 500 Composite
   Index                   12       $  3,434      03/15/02              $ (10)
                                                                        -----

SMALL CAP FUND
Russell 2000 Index        203         42,088      12/21/01              4,703
                                                                        -----

CORE FIXED INCOME FUND
90 Day Euro$             (843)      (197,718)     12/18/01             (8,990)
90 Day Euro$              843        196,002      12/18/01             10,707
U.S. 10 Year Agency
   Note                    15          1,520      03/28/02                 20
U.S. 10 Year Agency
   Note                   753         76,400      12/31/01              1,712
U.S. 10 Year Agency
   Note                   (27)        (2,866)     03/20/02                (22)
U.S. 10 Year Agency
   Note                  (403)       (42,232)     03/20/02               (870)
U.S. 10 Year Agency
   Note                (1,167)      (126,421)     12/31/01                 94
U.S. 10 Year Agency
   Note                 1,710        186,786      12/31/01             (1,679)
U.S. 5 Year Treasury
   Note (CBT)              55          5,869      03/21/02                  9
U.S. 5 Year Treasury
   Note (CBT)            (447)       (47,475)     03/21/02               (296)
U.S. 5 Year Treasury
   Note (CBT)             304         32,846      12/31/01                 43
U.S. 5 Year Treasury
   Note (CBT)            (304)       (32,709)     12/31/01               (180)
U.S. 5 Year Treasury
   Note (CBT)           1,963        212,242      12/31/01                130
U.S. 5 Year Treasury
   Note (CBT)          (1,687)      (180,802)     12/31/01             (1,710)
U.S. Long Treasury
   Bond (CBT)             (22)        (2,269)     03/28/02                (12)
U.S. Long Treasury
   Bond (CBT)             191         19,877      03/28/02                (73)
U.S. Long Treasury
   Bond (CBT)             (43)        (4,441)     03/28/02                (18)
U.S. Long Treasury
   Bond (CBT)              25          2,625      12/31/01                 (6)
U.S. Long Treasury
   Bond (CBT)             (25)        (2,599)     12/31/01                (21)
U.S. Long Treasury
   Bond (CBT)             956        101,276      12/31/01             (1,105)
U.S. Long Treasury
   Bond (CBT)          (1,101)      (118,479)     12/31/01              3,114
                                                                      -------
                                                                          847
                                                                      -------

INTERNATIONAL EQUITY FUND
DJ Euro Stoxx             719         23,324      12/21/01                258
FTSE 100 Index            185         13,690      12/21/01                 26
Hang Seng Index            11            812      12/31/01                (13)
SPI 200 Index              60          2,565      12/31/01                 40
Topix Index               154         13,196      12/17/01                (81)
                                                                      -------
                                                                          230
                                                                      -------


--------------------------------------------------------------------------------
56  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001

9. WRITTEN OPTIONS TRANSACTIONS
Written options transactions entered into during the period ending November 30, 2001 are summarized as follows:

--------------------------------------------------------------------------------
                             CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
                                                                      Premium
                                            # of Contracts       ($Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period                   2,223            $ 1,498
Written                                             15,283              4,503
Expired                                            (11,189)            (1,362)
Exercised                                               --                 --
Closing Buys                                        (2,934)            (1,943)
--------------------------------------------------------------------------------
Balance at end of period                             3,383            $ 2,696
--------------------------------------------------------------------------------


10. IN-KIND TRANSFERS OF SECURITIES
During the six months ended November 30, 2001, the Large Cap, Large Cap Value, Large Cap Growth and Small Cap Funds issued (redeemed) shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of transaction.

--------------------------------------------------------------------------------
                               Shares Issued
                                  (Redeemed)            Value            Loss
--------------------------------------------------------------------------------
Large Cap Fund
      11/26/01                    (6,776,772)   $(100,160,684)   $(16,871,419)
Large Cap Value Fund
      11/07/01                        87,039          881,701              --
Large Cap Growth Fund
      11/07/01                        21,406          124,581              --
Small Cap Fund
      06/18/01                     1,881,265       24,400,003              --

During the year ended May 31, 2001, the Large Cap, Large Cap Value and the Large Cap Growth Funds issued shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of the transaction.

--------------------------------------------------------------------------------
                                                Shares Issued           Value
--------------------------------------------------------------------------------
Large Cap Fund
      04/06/01                                      2,268,162     $33,591,485
Large Cap Value Fund
      01/03/01                                      2,350,252      25,312,215
      04/19/01                                        432,899       4,696,955
      05/10/01                                        130,864       1,434,266
Large Cap Growth Fund
      01/03/01                                      1,808,057      14,012,442
      04/19/01                                        860,612       5,998,468
      05/10/01                                        195,935       1,379,380



--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2001  57

Notes

Notes

Notes

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2001



Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY




INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI INVESTMENTS



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-120 (11/01)